UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01880
The Income Fund of America
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class A
| AMECX
for the year ended July 31, 2025
This annual shareholder report contains important information about The Income Fund of America

(the "fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 59	0.56%
Management's discussion of fund performance
The fund’s Class A shares gained 12.47% for the year ended July 31
, 202
5. That result compares with a 11.81% gain for the 65%
/3
5% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods
, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total
r
eturns
	1 year	5 years	10 years
The Income Fund of America — Class A (with sales charge) *	6.01%	8.33%	7.10%
The Income Fund of America — Class A (without sales charge) *	12.47%	9.62%	7.73%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses
. Inve
stors can
not invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index S
ervi
ces Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio hol
dings by
asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-006-0925 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class C
| IFACX
for the year ended July 31, 2025
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 139	1.31%
Management's discussion of fund performance
The fund’s Class C shares gained 11.60% for the year ended July 31, 2
02
5. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, inclu ding
the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions
, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
The Income Fund of America — Class C (with sales charge) *	10.60%	8.80%	7.07%
The Income Fund of America — Class C (without sales charge) *	11.60%	8.80%	7.07%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When app lic
able, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The lin
e c
hart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-006-0925 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class T
| TIAFX
for the year ended July 31, 2025
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 33	0.31%
Management's discussion of fund performance
The fund’s Class T shares gained 12.75% for the year ende
d J
uly 31,
2025.
That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S.
bond
market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Income Fund of America — Class T (with sales charge) 2	9.95%	9.35%	7.77%
The Income Fund of America — Class T (without sales charge) 2	12.75%	9.90%	8.10%
S&P 500 Index 3	16.33%	15.88%	14.56%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	11.81%	9.88%	10.12%
Bloomberg U.S. Aggregate Index 3	3.38%	(1.07) %	1.57%
1
Class T shares were first offered on
April 7, 2017
.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and t
herefore, has
no expen
ses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional info
rmation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-006-0925 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class F-1
| IFAFX
for the year ended July 31, 2025
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 67	0.63%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 12.39% for the year ended July 31, 2025. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for addit
ional periods,
incl
uding the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced
results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class F-1 *	12.39%	9.54%	7.65%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested
and reflect
applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expe nses
. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund st
ati
stics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-006-0925 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class F-2
| AMEFX
for the year ended July 31, 2025
This annual shareholder report contains important information about The Income Fund of America

(the "fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 39	0.37%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 12.66% for the yea
r end
ed July 31, 2025. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional
periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After
a
sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class F-2 *	12.66%	9.83%	7.93%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect a ppl
icable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investo
r
s cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund s
tati
stics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-006-0925 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class F-3
| FIFAX
for the year ended July 31, 2025
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 28	0.26%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 12.82% for the year ended July 31, 2025. That result
compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on ret
urns for addi
tional
periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Income Fund of America — Class F-3 2	12.82%	9.95%	8.18%
S&P 500 Index 3	16.33%	15.88%	14.63%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	11.81%	9.88%	10.18%
Bloomberg U.S. Aggregate Index 3	3.38%	(1.07) %	1.64%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expense
s. When applicable, re
sul
ts reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. In ve
stors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
tis
tics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-006-0925 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class 529-A
| CIMAX
for the year ended July 31, 2025
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
cost
s for the
last
year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 63	0.59%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 12.39% for the year ended July 31, 2025. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class 529-A (with sales charge) *	8.44%	8.79%	7.29%
The Income Fund of America — Class 529-A (without sales charge) *	12.39%	9.57%	7.67%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional inf
orm
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-006-0925 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class 529-C
| CIMCX
for the year ended July 31, 2025
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(ba
se
d on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 143	1.35%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 11.57% for the year
ended
July 31, 2025. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class 529-C (with sales charge) *	10.57%	8.75%	7.26%
The Income Fund of America — Class 529-C (without sales charge) *	11.57%	8.75%	7.26%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-006-0925 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class 529-E
| CIMEX
for the year ended July 31, 2025
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 88	0.83%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 12.18% for the year ended July 31,
2025
. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class 529-E *	12.18%	9.32%	7.42%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-006-0925 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class 529-T
| TFAAX
for the year ended July 31, 2025
This annual shareholder report contains important infor
mati
on about T
he
Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
las
t year?
(based on a hypothetical $10,0
00
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 39	0.37%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 12.69% for the year ended July 31, 2025. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Income Fund of America — Class 529-T (with sales charge) 2	9.89%	9.30%	7.71%
The Income Fund of America — Class 529-T (without sales charge) 2	12.69%	9.85%	8.04%
S&P 500 Index 3	16.33%	15.88%	14.56%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	11.81%	9.88%	10.12%
Bloomberg U.S. Aggregate Index 3	3.38%	(1.07) %	1.57%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund statistics
Fund net assets (in millions )	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-006-0925 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class 529-F-1
| CIMFX
for the year ended July 31, 2025
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 46	0.43%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 12.57% for the year ended July 31, 2025. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on ret ur
ns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class 529-F-1 *	12.57%	9.76%	7.89%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net
assets
)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-006-0925 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class 529-F-2
| FAIFX
for the year ended July 31, 2025
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 37	0.35%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 12.67% for the year ended July 31, 2025. That r es
ult compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
The Income Fund of America — Class 529-F-2 2	12.67%	10.73%
S&P 500 Index 3	16.33%	16.69%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	11.81%	10.46%
Bloomberg U.S. Aggregate Index 3	3.38%	(0.85) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-006-0925 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class 529-F-3
| FFIFX
for the year ended July 31, 2025
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 33	0.31%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 12.76% for the year ended July 31,
2025
. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
The Income Fund of America — Class 529-F-3 2	12.76%	10.77%
S&P 500 Index 3	16.33%	16.69%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	11.81%	10.46%
Bloomberg U.S. Aggregate Index 3	3.38%	(0.85) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional in
formati
on
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-006-0925 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-1
| RIDAX
for the year ended July 31, 2025
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 142	1.34%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 11.57% for the year ended July 31, 2025. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For
information
on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-1 *	11.57%	8.76%	6.88%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings
and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-006-0925 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-2
| RIDBX
for the year ended July 31, 2025
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 143	1.35%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 11.60%
for
the year ended July 31, 2025. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-2 *	11.60%	8.76%	6.88%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions )	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes d
erivatives
.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings
and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-006-0925 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-2E
| RIEBX
for the year ended July 31, 2025
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 112	1.06%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 11.88% for the year ended July 31, 2025. That result compares with a 11.81%
gain
for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-2E *	11.88%	9.08%	7.20%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-006-0925 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-3
| RIDCX
for the year ended July 31, 2025
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 95	0.90%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 12.08% for the year ended July 31, 2025. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional
periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-3 *	12.08%	9.24%	7.35%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional
inform
ation
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-006-0925 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-4
| RIDEX
for the year ended July 31, 2025
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 65	0.61%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 12.41% for the year ended July 31, 2025. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S.
Aggregate
Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-4 *	12.41%	9.57%	7.68%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, ha
s no
expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-006-0925 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-5E
| RIDHX
for the year ended July 31, 2025
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 44	0.41%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 12.63% for the year ended July 31, 2025. That result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns
for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
The Income Fund of America — Class R-5E 2	12.63%	9.79%	8.19%
S&P 500 Index 3	16.33%	15.88%	14.11%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	11.81%	9.88%	9.87%
Bloomberg U.S. Aggregate Index 3	3.38%	(1.07) %	1.70%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-006-0925 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-5
| RIDFX
for the year ended July 31, 2025
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 32	0.30%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 12.77% for the year ended July 31, 2025.
That
result compares with a 11.81% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-5 *	12.77%	9.91%	8.00%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-006-0925 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-6
| RIDGX
for the year ended July 31, 2025
This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 28	0.26%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 12.81% for the year ended July 31, 2025.
That
result compares with a 11
.81%
gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For
information
on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains despite volatility in 2025, supported by a resilient economy and easing inflation. After a sharp April decline triggered by global trade tensions, markets rebounded to new highs by June, namely in the technology sector. Robust growth in communication services, financials and utilities also supported overall gains. European equities rallied on cooling inflation, European Central Bank rate cuts and German fiscal reforms. The financials and industrials sectors led gains, though trade tensions and geopolitical risks at times dampened investor sentiment. The U.S. bond market saw turbulence from Fed rate cuts and tariff uncertainty, with early rallies reversing as long-term yields rose on fiscal deficit concerns.
Within the fund, most sectors added to the fund’s positive results with information technology, financials and industrials holdings particularly additive. Consumer staples and communication services shares were also positive, though below the portfolio’s overall return. Geographically, shares of companies based in the Pacific excluding Japan, emerging markets and Canada had some of the highest returns in the portfolio. The fund’s bond holdings also had positive returns, while helping support the fund’s income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. Also, investments in companies based in other European regions and Japan, while still positive, detracted from the broader portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-6 *	12.81%	9.95%	8.05%
S&P 500 Index †	16.33%	15.88%	13.66%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	11.81%	9.88%	9.58%
Bloomberg U.S. Aggregate Index †	3.38%	(1.07) %	1.66%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, resul ts refl
ect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses.
Investors cannot
invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not refle
ct t
he deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 133,794
Total number of portfolio holdings	3,186
Total advisory fees paid (in millions)	$ 285
Portfolio turnover rate including mortgage dollar roll transactions	65%
Portfolio turnover rate excluding mortgage dollar roll transactions	44%
Portfolio holdings by asset type
 (percent of net
assets
)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings
and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-006-0925 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Sharon I. Meers, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
July 31, 2025	229,000	19,000	13,000	None
July 31, 2024	160,000	15,000	13,000	None
Adviser and Affiliates2
July 31, 2025	Not Applicable	1,578,000	4,000	None
July 31, 2024	Not Applicable	2,638,000	None	11000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
July 31, 2025	1,613,000
July 31, 2024	2,677,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

The Income Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended July 31, 2025
Lit. No. MFGEFP4-006-0925 © 2025 Capital Group. All rights reserved.

Investment portfolio July 31, 2025

Common stocks 67.89%	Shares	Value (000)
Financials 15.23%
JPMorgan Chase & Co.	6,901,108	$2,044,384
Citigroup, Inc.	14,998,512	1,405,360
CME Group, Inc., Class A	4,700,084	1,307,939
Fifth Third Bancorp	22,133,775	920,101
Ares Management Corp., Class A	4,955,917	919,471
CaixaBank SA, non-registered shares	97,292,991	915,140
Carlyle Group, Inc. (The)	14,424,698	875,002
Brookfield Asset Management, Ltd., Class A	13,090,437	807,287
Synchrony Financial	11,083,201	772,167
UniCredit SpA	9,723,645	715,374
Goldman Sachs Group, Inc.	898,702	650,292
Citizens Financial Group, Inc.	12,133,604	579,016
Bank of America Corp.	11,645,542	550,485
Morgan Stanley	3,517,701	501,132
Apollo Asset Management, Inc.	2,993,772	435,055
NatWest Group PLC	60,328,983	418,772
MS&AD Insurance Group Holdings, Inc.	18,363,300	391,182
American International Group, Inc.	5,000,000	388,150
AXA SA	7,381,189	358,723
BlackRock, Inc.	307,624	340,235
Power Corporation of Canada, subordinate voting shares	7,947,322	320,279
Banco Bilbao Vizcaya Argentaria SA	17,732,700	295,996
ING Groep NV	12,445,797	289,202
Zurich Insurance Group AG	392,519	267,041
PICC Property and Casualty Co., Ltd., Class H	125,000,000	260,011
Progressive Corp.	1,066,700	258,184
Blackstone, Inc.	1,477,751	255,592
Allianz SE	619,243	245,249
National Bank of Canada	2,181,865	226,957
3i Group PLC	4,110,000	224,720
DBS Group Holdings, Ltd.	6,105,477	224,101
Munchener Ruckversicherungs-Gesellschaft AG	318,703	209,378
Partners Group Holding AG	124,045	166,338
Nordnet AB	6,000,000	161,526
Aviva PLC	18,123,287	154,777
Manulife Financial Corp.	4,595,192	142,174
KB Financial Group, Inc.	1,721,838	136,936
B3 SA - Brasil, Bolsa, Balcao	60,301,822	135,475
ICICI Bank, Ltd.	7,315,730	123,520
Mizuho Financial Group, Inc.	4,023,400	118,023
National Bank of Greece SA	8,041,354	112,605
Islandsbanki hf. (a)	100,744,765	102,561
Bank Leumi le-Israel BM	4,727,319	87,432
Qualitas Controladora, SAB de CV (b)	8,439,995	76,441
Bank Hapoalim BM	4,024,613	75,533
Wells Fargo & Co.	869,127	70,078
Skandinaviska Enskilda Banken AB, Class A	3,739,101	65,289
Macquarie Group, Ltd.	457,380	63,122
BNP Paribas SA	584,948	53,288
PNC Financial Services Group, Inc.	171,428	32,618
Credicorp, Ltd.	105,083	24,905
KKR & Co., Inc.	164,019	24,042
Ally Financial, Inc.	525,099	19,875
Erste Group Bank AG	211,451	19,334
Brookfield Corp., Class A	207,530	13,915
AIA Group, Ltd.	1,319,800	12,349
Banco Santander SA	1,033,615	8,881
Sberbank of Russia PJSC (c)	25,683,200	— (d)
		20,373,014

The Income Fund of America	1

Common stocks (continued)	Shares	Value (000)
Consumer staples 7.91%
Philip Morris International, Inc.	24,590,854	$4,034,130
Nestle SA	15,690,597	1,368,378
Keurig Dr Pepper, Inc.	23,198,831	757,442
Sysco Corp.	8,133,138	647,398
Coca-Cola Co.	8,954,694	607,934
Procter & Gamble Co.	2,911,194	438,047
Kimberly-Clark Corp.	2,980,456	371,424
Altria Group, Inc.	5,335,391	330,474
Hershey Co.	1,500,000	279,195
Bunge Global SA	3,272,054	260,979
Unilever PLC	4,000,000	232,649
British American Tobacco PLC	4,136,368	221,421
General Mills, Inc.	4,390,196	215,032
Target Corp.	1,633,848	164,202
Kenvue, Inc.	7,431,490	159,331
Mondelez International, Inc., Class A	1,827,808	118,241
Pernod Ricard SA (b)	1,000,000	102,821
Imperial Brands PLC	1,999,525	77,948
PepsiCo, Inc.	484,503	66,823
WH Group, Ltd.	49,532,000	49,926
Tyson Foods, Inc., Class A	577,683	30,213
Viva Wine Group AB (a)(b)	4,500,000	18,233
Wal-Mart de Mexico, SAB de CV, Series V	3,533,339	10,415
Kweichow Moutai Co., Ltd., Class A	29,000	5,738
Scandinavian Tobacco Group A/S	437,503	5,725
Coca-Cola FEMSA, SAB de CV (ADR)	60,363	5,013
		10,579,132

Health care 7.07%
Gilead Sciences, Inc.	19,619,859	2,203,114
CVS Health Corp.	22,527,182	1,398,938
Amgen, Inc.	4,003,635	1,181,473
Sanofi (b)	10,243,695	930,841
AbbVie, Inc.	4,874,540	921,386
Medtronic PLC	8,543,439	770,960
AstraZeneca PLC	5,226,420	762,285
UnitedHealth Group, Inc.	2,356,797	588,162
Novo Nordisk AS, Class B	4,424,844	204,243
Johnson & Johnson	924,187	152,251
GSK PLC	7,980,524	146,982
Takeda Pharmaceutical Co., Ltd.	4,245,700	116,697
Rotech Healthcare, Inc. (a)(c)(e)(f)	543,172	40,895
Endo, Inc. (e)	1,154,586	27,237
Endo, Inc., 1L 7.50% Escrow (c)(e)	79,502,000	— (d)
Sandoz Group AG	167,000	9,523
		9,454,987

Information technology 6.47%
Broadcom, Inc.	9,672,735	2,840,882
Taiwan Semiconductor Manufacturing Co., Ltd.	42,710,786	1,649,841
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,471,300	355,496
Microsoft Corp.	3,082,685	1,644,612
International Business Machines Corp.	4,152,971	1,051,325
MediaTek, Inc.	8,857,000	404,102
Texas Instruments, Inc.	1,495,236	270,727
Diebold Nixdorf, Inc. (a)(e)	4,521,627	254,522
Tokyo Electron, Ltd.	658,350	103,032
Seagate Technology Holdings PLC	393,724	61,819
Microchip Technology, Inc.	365,704	24,718
		8,661,076

2	The Income Fund of America

Common stocks (continued)	Shares	Value (000)
Energy 6.41%
EOG Resources, Inc.	17,540,866	$2,105,255
Canadian Natural Resources, Ltd. (CAD denominated)	39,270,006	1,243,059
Chevron Corp.	5,785,543	877,320
Exxon Mobil Corp.	6,349,952	708,909
Shell PLC (GBP denominated)	18,389,797	659,868
Shell PLC (EUR denominated)	570,856	20,526
Baker Hughes Co., Class A	13,079,995	589,254
Schlumberger NV	13,266,388	448,404
Tourmaline Oil Corp. (b)	8,796,534	374,373
TotalEnergies SE	3,920,057	232,934
Expand Energy Corp.	2,182,905	228,725
Enbridge, Inc.	5,000,000	226,450
Diamondback Energy, Inc.	1,388,555	206,423
ConocoPhillips	1,715,000	163,508
TC Energy Corp. (CAD denominated)	2,668,721	127,427
Cenovus Energy, Inc. (CAD denominated)	6,150,950	93,623
Viper Energy, Inc., Class A	2,055,633	77,415
Halliburton Co.	3,247,392	72,741
Ascent Resources, LLC, Class A (c)(f)	1,102,146	54,479
HF Sinclair Corp.	1,022,000	44,907
DT Midstream, Inc.	113,913	11,702
New Fortress Energy, Inc., Class A (e)	1,971,128	5,371
Altera Infrastructure, LP (c)	80,900	2,498
Mesquite Energy, Inc. (c)(e)	25,913	1,469
Bighorn Permian Resources, LLC (c)	17,183	— (d)
		8,576,640

Industrials 5.26%
BAE Systems PLC	81,296,131	1,935,013
Lockheed Martin Corp.	1,972,338	830,315
RTX Corp.	4,237,072	667,635
L3Harris Technologies, Inc.	1,393,700	383,017
PACCAR, Inc.	3,795,216	374,816
3M Co.	2,181,535	325,529
ITOCHU Corp.	6,000,000	315,996
Johnson Controls International PLC	2,779,737	291,872
Norfolk Southern Corp.	818,000	227,404
Emerson Electric Co.	1,532,420	222,982
Watsco, Inc.	434,018	195,690
Caterpillar, Inc.	415,639	182,058
Paychex, Inc.	1,142,527	164,901
Siemens AG	582,312	149,329
Ventia Services Group Pty, Ltd.	34,829,353	115,997
Deutsche Post AG	2,315,862	104,183
Valmet OYJ (b)	2,850,000	102,660
Volvo AB, Class B	3,436,750	98,448
United Parcel Service, Inc., Class B	1,000,000	86,160
Southwest Airlines Co.	2,521,638	77,994
Robert Half, Inc.	1,584,960	58,501
Inwido AB	2,500,000	46,489
Bureau Veritas SA	1,218,228	37,434
Regal Rexnord Corp.	134,000	20,486
General Dynamics Corp.	35,000	10,906
Marubeni Corp.	457,200	9,352
		7,035,167

Consumer discretionary 5.16%
Starbucks Corp.	15,653,967	1,395,708
Darden Restaurants, Inc.	5,361,414	1,081,236
Industria de Diseno Textil SA	20,282,221	969,648
Home Depot, Inc.	2,624,193	964,417
Restaurant Brands International, Inc. (b)	10,712,603	726,957
Evolution AB	4,402,271	391,133
Vail Resorts, Inc. (a)	1,857,734	279,143
Compagnie Generale des Etablissements Michelin	6,000,000	213,639

The Income Fund of America	3

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
NIKE, Inc., Class B	2,080,914	$155,424
Compagnie Financiere Richemont SA, Class A	888,595	144,603
McDonald’s Corp.	400,331	120,127
Domino’s Pizza Group PLC (a)	30,671,123	97,162
Puuilo OYJ (a)	5,509,640	85,841
Midea Group Co., Ltd., Class A	7,391,465	71,889
Accor SA	1,294,017	65,764
Hyundai Motor Co.	416,000	63,582
Las Vegas Sands Corp.	854,598	44,781
Aimbridge Topco, LLC (c)(e)	297,303	22,381
Hasbro, Inc.	153,315	11,523
Party City Holdco, Inc. (a)(c)(e)	1,566,483	— (d)
Party City Holdco, Inc. (a)(c)(e)(g)	15,639	— (d)
NMG Parent, LLC (c)(e)	61,091	— (d)
		6,904,958

Utilities 4.59%
National Grid PLC	72,501,199	1,018,478
FirstEnergy Corp.	23,663,438	1,010,665
Brookfield Infrastructure Partners, LP	22,376,603	695,555
Southern Co. (The)	7,074,409	668,390
DTE Energy Co.	4,801,978	664,642
Dominion Energy, Inc.	9,713,059	567,728
Pinnacle West Capital Corp.	5,453,030	494,154
NextEra Energy, Inc.	3,718,769	264,256
Public Service Enterprise Group, Inc.	1,750,000	157,133
AES Corp.	11,915,891	156,694
Veolia Environnement SA (b)	4,587,788	155,220
CenterPoint Energy, Inc.	3,500,244	135,879
CPFL Energia SA	10,301,000	69,740
Talen Energy Corp. (e)	175,287	66,183
Duke Energy Corp.	182,442	22,192
		6,146,909

Communication services 3.78%
AT&T, Inc.	38,003,558	1,041,677
Publicis Groupe SA	10,932,769	991,557
Comcast Corp., Class A	23,474,849	780,069
Koninklijke KPN NV	144,369,348	645,311
Singapore Telecommunications, Ltd.	175,434,500	523,076
Verizon Communications, Inc.	9,492,000	405,878
NetEase, Inc.	8,012,100	209,030
NetEase, Inc. (ADR)	1,198,161	156,120
Deutsche Telekom AG	8,371,039	300,032
DSG TopCo, Inc. (e)	36,863	536
Clear Channel Outdoor Holdings, Inc. (b)(e)	152,827	162
Cumulus Media, Inc., Class A (e)	217,532	30
		5,053,478

Materials 3.33%
Agnico Eagle Mines, Ltd.	9,830,897	1,220,419
International Paper Co.	8,310,980	388,455
Smurfit Westrock PLC	8,292,449	368,019
Southern Copper Corp.	3,775,851	355,534
Barrick Mining Corp.	16,415,500	346,695
Newmont Corp.	4,638,953	288,079
Lundin Mining Corp.	24,403,237	249,210
Packaging Corporation of America	1,229,648	238,244
Air Products and Chemicals, Inc.	640,174	184,293
Eastman Chemical Co.	2,470,037	179,349
Rio Tinto PLC	2,830,600	168,083
Glencore PLC	34,348,125	137,814
LyondellBasell Industries NV	1,750,000	101,378
Dow, Inc.	2,498,988	58,201

4	The Income Fund of America

Common stocks (continued)	Shares	Value (000)
Materials (continued)
International Flavors & Fragrances, Inc.	753,785	$53,541
Aura Minerals, Inc. (b)	1,620,102	39,482
Vale SA, ordinary nominative shares	3,679,000	35,124
Endeavour Mining PLC	858,800	25,784
Solidcore Resources PLC (e)	6,162,000	23,108
Anglo American PLC	24,957	706
Venator Materials PLC (a)(c)(e)	53,540	— (d)
		4,461,518

Real estate 2.68%
American Tower Corp. REIT	2,768,989	577,030
VICI Properties, Inc. REIT	16,017,161	522,159
UDR, Inc. REIT	9,092,882	357,259
Simon Property Group, Inc. REIT	2,054,584	336,520
Prologis, Inc. REIT	2,718,366	290,267
Lineage, Inc. REIT	5,735,614	247,492
Extra Space Storage, Inc. REIT	1,642,792	220,726
Mid-America Apartment Communities, Inc. REIT	1,453,466	207,017
Iron Mountain, Inc. REIT	2,117,169	206,128
CTP NV	9,500,000	201,236
Crown Castle, Inc. REIT	1,580,000	166,042
Lamar Advertising Co. REIT, Class A	903,020	110,394
Public Storage REIT	225,000	61,186
Brixmor Property Group, Inc. REIT	1,655,326	43,254
Essential Properties Realty Trust, Inc. REIT	701,760	21,397
Invitation Homes, Inc. REIT	553,255	16,957
		3,585,064
Total common stocks (cost: $59,172,423,000)		90,831,943
Preferred securities 0.24%
Financials 0.23%
Itau Unibanco Holding SA, preferred nominative shares	45,000,000	282,558
AH Parent, Inc., Class A, 10.50% PIK or 10.00% Cash, perpetual cumulative preferred shares (c)(f)(h)	17,970	18,516
Citigroup, Inc., 10.942% preferred shares (i)	378,650	11,159
		312,233

Industrials 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares (c)(e)(g)	3,259	4,683
Total preferred securities (cost: $246,095,000)		316,916
Rights & warrants 0.00%
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (c)(e)	28	— (d)
Total rights & warrants (cost: $0)		— (d)
Convertible stocks 0.92%
Industrials 0.67%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	12,628,085	892,806

Financials 0.22%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	5,207,215	299,154

Information technology 0.03%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028 (b)	594,259	37,385
Total convertible stocks (cost: $942,028,000)		1,229,345

The Income Fund of America	5

Convertible bonds & notes 0.01%	Principal amount (000)	Value (000)
Communication services 0.01%
EchoStar Corp., convertible notes, 3.875% PIK 11/30/2030 (h)	USD1,670	$2,119
Live Nation Entertainment, Inc., convertible notes, 2.875% 1/15/2030 (g)	17,500	18,821
Total convertible bonds & notes (cost: $19,496,000)		20,940
Bonds, notes & other debt instruments 24.37%
Corporate bonds, notes & loans 16.08%
Financials 2.69%
AerCap Ireland Capital DAC 2.45% 10/29/2026	9,166	8,925
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (c)(g)(i)(j)	34,230	33,973
AG Issuer, LLC 6.25% 3/1/2028 (g)	77,127	77,108
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027 (g)	24,566	25,317
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025) (g)(k)	14,750	14,832
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (g)(k)	450	475
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.856% 5/30/2033 (i)(j)	23,485	24,415
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (g)	16,855	16,514
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (g)	65,526	65,638
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028 (g)	14,500	14,708
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (g)	35,215	34,706
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (g)	32,120	33,056
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (g)	24,135	24,840
Ally Financial, Inc. 8.00% 11/1/2031	4,026	4,545
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025) (k)	11,161	11,206
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (k)	4,000	4,086
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (k)	8,383	9,099
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (k)	5,898	6,016
American International Group, Inc. 5.125% 3/27/2033	3,981	4,032
AmWINS Group, Inc. 6.375% 2/15/2029 (g)	17,335	17,663
AmWINS Group, Inc. 4.875% 6/30/2029 (g)	55,605	54,055
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (g)	16,675	17,401
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (g)	19,535	20,561
Aretec Group, Inc. 7.50% 4/1/2029 (g)	61,410	61,465
Aretec Group, Inc. 10.00% 8/15/2030 (g)	17,750	19,377
Arthur J. Gallagher & Co. 5.15% 2/15/2035	5,980	5,949
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,599	1,510
AssuredPartners, Inc. 5.625% 1/15/2029 (g)	27,866	27,836
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.858% 2/14/2031 (i)(j)	15,244	15,289
Athene Global Funding 4.86% 8/27/2026 (g)	2,500	2,509
Banco Santander SA 5.147% 8/18/2025	3,400	3,400
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (k)	6,995	6,515
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (k)	4,185	3,919
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (k)	6,625	6,884
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (k)	12,134	12,366
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (k)	2,829	2,981
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (k)	2,225	2,267
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (k)	1,280	1,306
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (g)(k)	3,295	3,393
Blackstone Private Credit Fund 6.00% 11/22/2034	35,920	35,707
Block, Inc. 3.50% 6/1/2031	20,105	18,446
Block, Inc. 6.50% 5/15/2032	4,680	4,805
Blue Owl Capital Corp. 3.40% 7/15/2026	6,475	6,383
Blue Owl Capital Corp. 2.625% 1/15/2027	20,600	19,860
Blue Owl Capital Corp. 3.125% 4/13/2027	14,490	13,989
Blue Owl Capital Corp. 2.875% 6/11/2028	1,765	1,647
Blue Owl Credit Income Corp. 4.70% 2/8/2027	17,775	17,649
Blue Owl Credit Income Corp. 6.65% 3/15/2031	13,930	14,339
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (g)(k)	3,443	3,344
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (g)(k)	8,362	7,752
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (g)(k)	18,600	19,108
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (g)(k)	476	485
Boost Newco Borrower, LLC 7.50% 1/15/2031 (g)	15,025	15,896
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025) (g)(k)	4,575	4,547
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (g)(k)	2,008	2,019

6	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (g)(k)	USD3,500	$3,705
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (g)(k)	14,300	14,825
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (g)(k)	12,679	12,920
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (g)(k)	8,000	8,417
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (g)(k)	4,510	4,657
Brown & Brown, Inc. 4.60% 12/23/2026	5,000	5,010
Brown & Brown, Inc. 4.70% 6/23/2028	1,875	1,882
Brown & Brown, Inc. 4.90% 6/23/2030	982	986
Brown & Brown, Inc. 5.25% 6/23/2032	958	970
Brown & Brown, Inc. 5.55% 6/23/2035	16,665	16,855
Brown & Brown, Inc. 6.25% 6/23/2055	16,135	16,549
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (g)(k)	3,400	3,523
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (g)(k)	16,902	17,454
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (g)(k)	10,191	10,218
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (g)(k)	2,000	2,200
CaixaBank SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (g)(k)	575	603
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (g)(k)	362	364
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026) (k)	3,000	2,999
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029) (k)	1,272	1,273
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (k)	742	766
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (k)	7,067	7,365
Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034) (k)	13,869	14,328
Chubb INA Holdings, LLC 3.35% 5/3/2026	765	759
Chubb INA Holdings, LLC 4.65% 8/15/2029	3,000	3,040
Chubb INA Holdings, LLC 5.00% 3/15/2034	8,345	8,440
Citibank, NA 4.914% 5/29/2030	9,400	9,550
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025) (k)	14,295	14,313
Citigroup, Inc. 3.668% 7/24/2028 (3-month USD CME Term SOFR + 1.652% on 7/24/2027) (k)	700	689
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (k)	11,000	11,060
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (k)	18,363	16,657
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (k)	4,748	4,146
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (k)	1,950	1,999
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (k)	3,532	3,550
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (k)	20,140	20,801
CME Group, Inc. 3.75% 6/15/2028	5,875	5,816
Coinbase Global, Inc. 3.375% 10/1/2028 (g)	115,458	108,736
Coinbase Global, Inc. 3.625% 10/1/2031 (g)	83,345	74,668
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (g)	54,625	50,795
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (g)	24,745	21,701
Cooperatieve Rabobank UA 4.375% 8/4/2025	7,500	7,500
Corebridge Financial, Inc. 3.65% 4/5/2027	7,215	7,111
Corebridge Financial, Inc. 3.85% 4/5/2029	7,448	7,279
Corebridge Financial, Inc. 3.90% 4/5/2032	2,303	2,166
Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,359
Corebridge Financial, Inc. 4.40% 4/5/2052	2,907	2,328
Corebridge Global Funding 5.35% 6/24/2026 (g)	2,500	2,518
Corebridge Global Funding 5.20% 6/24/2029 (g)	3,000	3,060
Credit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026) (g)(k)	4,900	4,820
Danske Bank AS 6.259% 9/22/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 9/22/2025) (g)(k)	3,000	3,005
Deutsche Bank AG 4.10% 1/13/2026	33,123	33,017
Deutsche Bank AG 4.10% 1/13/2026	834	831
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (k)	30,403	29,509
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (k)	76,161	73,896
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (k)	8,098	8,220
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (k)	20,135	21,089
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (k)	23,447	24,962
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (k)	3,000	3,026
Deutsche Bank AG 5.297% 5/9/2031 (USD-SOFR + 1.72% on 5/9/2030) (k)	16,000	16,271
Deutsche Bank AG 4.95% 8/4/2031 (USD-SOFR + 1.30% on 8/4/2030) (k)	17,000	17,032
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031) (k)	12,000	11,111
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025) (g)(k)	14,750	14,785
Equitable Holdings, Inc. 5.00% 4/20/2048	849	747
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031) (k)	5,511	5,710
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (k)	20,390	20,504
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (k)	17,500	16,988

The Income Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Goldman Sachs Group, Inc. 4.937% 4/23/2028 (USD-SOFR + 1.319% on 4/23/2027) (k)	USD19,100	$19,220
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (k)	18,000	17,991
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (k)	4,111	4,204
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (k)	7,500	5,604
Hightower Holding, LLC 6.75% 4/15/2029 (g)	32,820	32,684
Hightower Holding, LLC 9.125% 1/31/2030 (g)	39,065	41,712
Howden UK Refinance PLC 7.25% 2/15/2031 (g)	26,210	27,164
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (g)	13,920	14,509
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (k)	243	257
HSBC Holdings PLC 5.13% 11/19/2028 (USD-SOFR + 1.04% on 11/19/2027) (k)	15,000	15,160
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (k)	4,701	4,377
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (k)	2,000	1,782
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (k)	1,922	1,702
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (k)	29,241	29,439
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (k)	298	318
HUB International, Ltd. 5.625% 12/1/2029 (g)	25,020	24,863
HUB International, Ltd. 7.25% 6/15/2030 (g)	12,698	13,245
HUB International, Ltd. 7.375% 1/31/2032 (g)	25,565	26,636
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.50%) 6.825% 6/20/2030 (i)(j)	35,487	35,576
Intercontinental Exchange, Inc. 5.25% 6/15/2031	4,099	4,239
Intesa Sanpaolo SpA 5.71% 1/15/2026 (g)	41,358	41,454
Intesa Sanpaolo SpA 3.875% 7/14/2027 (g)	6,150	6,057
Intesa Sanpaolo SpA 3.875% 1/12/2028 (g)	2,820	2,760
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (g)(k)	8,332	9,686
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (g)	45,895	43,850
Jane Street Group, LLC 6.75% 5/1/2033 (g)	20,510	21,003
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (k)	2,070	2,087
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (k)	4,000	4,072
JPMorgan Chase & Co. 3.54% 5/1/2028 (3-month USD CME Term SOFR + 1.642% on 5/1/2027) (k)	350	344
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (k)	6,435	6,488
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (k)	5,200	5,207
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (k)	6,500	6,810
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (k)	1,790	1,856
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (k)	7,515	7,534
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (k)	4,350	4,447
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (k)	4,835	4,901
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035) (k)	9,098	9,338
JPMorgan Chase & Co. 5.576% 7/23/2036 (USD-SOFR + 1.635% on 7/23/2035) (k)	1,470	1,493
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051) (k)	6,250	4,346
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (k)	7,070	6,892
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (g)(k)	2,400	2,470
Liberty Mutual Group, Inc. 4.569% 2/1/2029 (g)	2,929	2,928
Lloyds Banking Group PLC 4.582% 12/10/2025	4,600	4,598
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027) (k)	9,800	9,669
LPL Holdings, Inc. 4.625% 11/15/2027 (g)	22,510	22,397
LPL Holdings, Inc. 4.00% 3/15/2029 (g)	19,120	18,541
LPL Holdings, Inc. 4.375% 5/15/2031 (g)	21,690	20,747
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (k)	13,352	14,455
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (k)	19,000	19,998
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	11,250	11,392
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	7,250	7,237
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	4,500	4,297
Mastercard, Inc. 4.35% 1/15/2032	219	217
Mastercard, Inc. 4.85% 3/9/2033	33	33
Metropolitan Life Global Funding I 5.05% 6/11/2027 (g)	3,000	3,037
Metropolitan Life Global Funding I 5.15% 3/28/2033 (g)	3,578	3,643
Mizuho Financial Group, Inc. 1.979% 9/8/2031 (3-month USD CME Term SOFR + 1.532% on 9/8/2030) (k)	3,350	2,928
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (k)	2,000	2,038
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028) (k)	2,250	2,283
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (k)	2,175	2,202
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (k)	10,134	10,299
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (k)	2,175	2,233

8	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (k)	USD6,432	$6,545
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (k)	4,037	4,137
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030) (k)	1,001	923
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (k)	773	790
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (k)	9,586	9,397
Nasdaq, Inc. 5.55% 2/15/2034	871	904
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032 (g)	13,930	14,558
Navient Corp. 6.75% 6/15/2026	15,000	15,161
Navient Corp. 5.00% 3/15/2027	19,710	19,508
Navient Corp. 4.875% 3/15/2028	3,085	3,013
Navient Corp. 5.50% 3/15/2029	95,140	93,153
Navient Corp. 9.375% 7/25/2030	2,275	2,488
Navient Corp. 11.50% 3/15/2031	43,790	49,309
Navient Corp. 7.875% 6/15/2032	40,160	41,866
Navient Corp. 5.625% 8/1/2033	13,460	12,140
New York Life Global Funding 4.55% 1/28/2033 (g)	3,288	3,233
Northwestern Mutual Global Funding 1.75% 1/11/2027 (g)	8,500	8,193
Northwestern Mutual Global Funding 4.11% 9/12/2027 (g)	3,000	2,992
OneMain Finance Corp. 3.875% 9/15/2028	9,644	9,205
OneMain Finance Corp. 6.625% 5/15/2029	31,150	31,852
OneMain Finance Corp. 5.375% 11/15/2029	15,380	15,093
OneMain Finance Corp. 7.875% 3/15/2030	26,250	27,657
OneMain Finance Corp. 6.125% 5/15/2030	21,265	21,318
OneMain Finance Corp. 7.50% 5/15/2031	6,010	6,269
OneMain Finance Corp. 7.125% 11/15/2031	34,750	35,905
OneMain Finance Corp. 7.125% 9/15/2032	28,370	29,275
Osaic Holdings, Inc. 10.75% 8/1/2027 (g)	54,467	54,467
Osaic Holdings, Inc. 6.75% 8/1/2032 (g)	20,000	20,257
Osaic Holdings, Inc. 8.00% 8/1/2033 (g)	17,935	18,240
Osaic Holdings, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.50%) 7.856% 8/17/2028 (i)(j)	25,210	25,279
Osaic Holdings, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.00%) 7.343% 7/17/2032 (i)(j)	36,855	36,920
Oxford Finance, LLC 6.375% 2/1/2027 (g)	13,940	13,919
PayPal Holdings, Inc. 2.65% 10/1/2026	957	939
PayPal Holdings, Inc. 2.30% 6/1/2030	674	612
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (g)	32,290	32,927
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (g)	24,030	24,509
Prudential Financial, Inc. 4.35% 2/25/2050	5,205	4,278
Prudential Financial, Inc. 3.70% 3/13/2051	755	552
Rocket Mortgage, LLC 2.875% 10/15/2026 (g)	12,990	12,677
Rocket Mortgage, LLC 3.625% 3/1/2029 (g)	6,645	6,282
Royal Bank of Canada 4.522% 10/18/2028 (USD-SOFR + 0.86% on 10/18/2027) (k)	3,000	3,002
Royal Bank of Canada 4.498% 8/6/2029 (USD-SOFR + 0.89% on 8/6/2028) (k)	3,000	3,003
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR Index + 1.13% on 5/2/2030) (k)	8,250	8,363
Ryan Specialty, LLC 4.375% 2/1/2030 (g)	30,295	29,106
Ryan Specialty, LLC 5.875% 8/1/2032 (g)	14,970	15,025
Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026) (k)	3,575	3,612
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027) (k)	5,250	5,089
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028) (k)	10,750	11,195
Santander Holdings USA, Inc. 5.473% 3/20/2029 (USD-SOFR + 1.61% on 3/20/2028) (k)	14,895	15,142
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028) (k)	1,861	1,947
Santander Holdings USA, Inc. 6.174% 1/9/2030 (USD-SOFR + 2.50% on 1/9/2029) (k)	8,809	9,180
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029) (k)	5,907	6,014
SLM Corp. 6.50% 1/31/2030	2,775	2,885
Starwood Property Trust, Inc. 4.375% 1/15/2027 (g)	33,055	32,516
Starwood Property Trust, Inc. 7.25% 4/1/2029 (g)	17,565	18,392
Starwood Property Trust, Inc. 6.50% 7/1/2030 (g)	14,100	14,515
Starwood Property Trust, Inc. 6.50% 10/15/2030 (g)	21,170	21,843
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (g)(k)	1,400	1,400
Synchrony Bank 5.40% 8/22/2025	9,000	8,998
Synchrony Bank 5.625% 8/23/2027	9,000	9,155
Synchrony Financial 5.019% 7/29/2029 (USD-SOFR Index + 1.395% on 7/29/2028) (k)	2,874	2,873
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR Index + 2.13% on 8/2/2029) (k)	14,592	15,002
Synchrony Financial 2.875% 10/28/2031	11,000	9,589
Toronto-Dominion Bank (The) 5.298% 1/30/2032	4,000	4,107
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (k)	3,163	3,415

The Income Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 5/6/2032 (i)(j)	USD46,811	$47,922
U.S. Bancorp 2.375% 7/22/2026	5,000	4,909
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (k)	7,250	7,383
UBS Group AG 4.125% 9/24/2025 (g)	4,425	4,421
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026) (g)(k)	2,650	2,607
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (g)(k)	20,134	19,804
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (g)(k)	6,000	5,811
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027) (g)(k)	1,407	1,412
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027) (g)(k)	6,152	6,368
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (g)(k)	7,429	7,311
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028) (g)(k)	5,269	5,522
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (g)(k)	1,325	1,359
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (g)(k)	3,050	2,983
UniCredit SpA 4.625% 4/12/2027 (g)	600	599
USI, Inc. 7.50% 1/15/2032 (g)	9,555	10,100
Visa, Inc. 3.15% 12/14/2025	6,750	6,718
Voyager Parent, LLC 9.25% 7/1/2032 (g)	29,555	31,283
Wells Fargo & Co. 4.90% 1/24/2028 (USD-SOFR + 0.78% on 1/24/2027) (k)	3,000	3,016
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (k)	7,575	7,725
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (k)	4,900	4,719
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (k)	8,248	8,295
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (k)	4,250	4,301
Wells Fargo & Co. 2.572% 2/11/2031 (USD-SOFR + 1.262% on 2/11/2030) (k)	7,350	6,741
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (k)	10,750	11,757
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (k)	9,400	8,306
Westpac Banking Corp. 2.963% 11/16/2040	4,325	3,203
		3,605,180

Energy 2.10%
Antero Midstream Partners, LP 5.375% 6/15/2029 (g)	17,795	17,659
Antero Midstream Partners, LP 6.625% 2/1/2032 (g)	2,430	2,500
APA Corp. 5.35% 7/1/2049 (g)	1,060	848
Archrock Partners, LP 6.625% 9/1/2032 (g)	2,345	2,382
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027 (g)	959	1,165
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (g)	8,625	8,601
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (g)	25,230	25,686
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (g)	13,715	13,917
Baker Hughes Holdings, LLC 4.486% 5/1/2030	1,400	1,401
Baytex Energy Corp. 8.50% 4/30/2030 (g)	8,155	8,306
Baytex Energy Corp. 7.375% 3/15/2032 (g)	9,285	8,987
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (g)	36,675	35,855
Blue Racer Midstream, LLC 7.00% 7/15/2029 (g)	4,095	4,250
Blue Racer Midstream, LLC 7.25% 7/15/2032 (g)	3,045	3,213
Borr IHC, Ltd. 10.00% 11/15/2028 (g)	49,328	47,379
Borr IHC, Ltd. 10.375% 11/15/2030 (g)	2,874	2,716
California Resources Corp. 7.125% 2/1/2026 (g)	13,137	13,197
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	200	198
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	534	459
Cheniere Energy, Inc. 4.625% 10/15/2028	22,775	22,661
Chevron USA, Inc. 4.687% 4/15/2030	14,181	14,393
Chord Energy Corp. 6.75% 3/15/2033 (g)	19,230	19,631
CITGO Petroleum Corp. 8.375% 1/15/2029 (g)	32,845	34,143
Civitas Resources, Inc. 8.375% 7/1/2028 (g)	16,625	17,117
Civitas Resources, Inc. 8.625% 11/1/2030 (g)	7,165	7,318
Civitas Resources, Inc. 8.75% 7/1/2031 (g)	31,405	31,832
Civitas Resources, Inc. 9.625% 6/15/2033 (g)	5,980	6,156
CNX Midstream Partners, LP 4.75% 4/15/2030 (g)	8,065	7,627
CNX Resources Corp. 6.00% 1/15/2029 (g)	37,027	37,039
CNX Resources Corp. 7.375% 1/15/2031 (g)	25,699	26,511

10	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
CNX Resources Corp. 7.25% 3/1/2032 (g)	USD21,990	$22,692
Comstock Resources, Inc. 6.75% 3/1/2029 (g)	22,880	22,640
Comstock Resources, Inc. 5.875% 1/15/2030 (g)	18,845	17,804
Constellation Oil Services Holding SA 9.375% 11/7/2029 (g)	47,935	49,151
Constellation Oil Services Holding SA 9.375% 11/7/2029	3,460	3,548
Crescent Energy Finance, LLC 9.25% 2/15/2028 (g)	26,270	27,301
Crescent Energy Finance, LLC 7.625% 4/1/2032 (g)	11,750	11,492
Crescent Energy Finance, LLC 7.375% 1/15/2033 (g)	32,175	30,809
Crescent Energy Finance, LLC 8.375% 1/15/2034 (g)	13,055	12,932
Devon Energy Corp. 4.50% 1/15/2030	3,138	3,109
Devon Energy Corp. 5.20% 9/15/2034	3,183	3,094
Devon Energy Corp. 5.75% 9/15/2054	12,317	11,044
Diamond Foreign Asset Co. 8.50% 10/1/2030 (g)	4,545	4,741
Diamondback Energy, Inc. 5.40% 4/18/2034	500	501
Diamondback Energy, Inc. 5.55% 4/1/2035	4,000	4,028
Diamondback Energy, Inc. 5.75% 4/18/2054	4,982	4,632
DT Midstream, Inc. 4.125% 6/15/2029 (g)	8,935	8,610
DT Midstream, Inc. 4.375% 6/15/2031 (g)	9,670	9,211
Ecopetrol SA 8.875% 1/13/2033	65,810	69,065
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031 (g)	10,860	11,991
Energy Transfer, LP 4.75% 1/15/2026	6,000	6,000
Energy Transfer, LP 4.20% 4/15/2027	2,450	2,436
Energy Transfer, LP 4.00% 10/1/2027	1,900	1,882
Energy Transfer, LP 4.95% 6/15/2028	1,950	1,971
Energy Transfer, LP 7.375% 2/1/2031 (g)	14,441	15,106
Eni SpA 5.95% 5/15/2054 (g)	1,780	1,718
Enterprise Products Operating, LLC 5.05% 1/10/2026	8,571	8,587
Enterprise Products Operating, LLC 3.20% 2/15/2052	400	262
EOG Resources, Inc. 5.00% 7/15/2032	3,000	3,024
EOG Resources, Inc. 5.35% 1/15/2036	3,000	3,024
EOG Resources, Inc. 5.65% 12/1/2054	4,909	4,777
EOG Resources, Inc. 5.95% 7/15/2055	4,000	4,043
EQT Corp. 4.75% 1/15/2031 (g)	4,445	4,381
Equinor ASA 4.25% 11/23/2041	3,000	2,657
Expand Energy Corp. 4.75% 2/1/2032	650	632
Expand Energy Corp. 4.875% 4/15/2032 (l)	28,085	110
Exxon Mobil Corp. 2.44% 8/16/2029	65	61
Genesis Energy, LP 7.75% 2/1/2028	15,880	16,050
Genesis Energy, LP 8.25% 1/15/2029	28,935	30,205
Genesis Energy, LP 8.875% 4/15/2030	31,359	33,223
Genesis Energy, LP 7.875% 5/15/2032	22,295	23,077
Global Partners, LP 8.25% 1/15/2032 (g)	7,690	8,070
Global Partners, LP 7.125% 7/1/2033 (g)	5,730	5,823
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (g)	8,795	9,024
GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	6,150	6,403
GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	3,555	3,729
GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042 (g)	7,750	7,894
Harvest Midstream I, LP 7.50% 9/1/2028 (g)	23,275	23,579
Harvest Midstream I, LP 7.50% 5/15/2032 (g)	18,570	19,321
Hess Midstream Operations, LP 5.875% 3/1/2028 (g)	5,150	5,239
Hess Midstream Operations, LP 5.125% 6/15/2028 (g)	14,435	14,372
Hess Midstream Operations, LP 6.50% 6/1/2029 (g)	7,135	7,355
Hess Midstream Operations, LP 4.25% 2/15/2030 (g)	5,020	4,862
Hess Midstream Operations, LP 5.50% 10/15/2030 (g)	8,545	8,589
Hilcorp Energy I, LP 5.75% 2/1/2029 (g)	1,410	1,386
Hilcorp Energy I, LP 6.00% 4/15/2030 (g)	17,350	17,079
Hilcorp Energy I, LP 6.00% 2/1/2031 (g)	25,185	24,354
Hilcorp Energy I, LP 6.25% 4/15/2032 (g)	3,840	3,690
Hilcorp Energy I, LP 8.375% 11/1/2033 (g)	18,035	18,837
Kimmeridge Texas Gas, LLC 8.50% 2/15/2030 (g)	9,105	9,363
Kinder Morgan Energy Partners, LP 4.70% 11/1/2042	33,265	28,679
Kinder Morgan Energy Partners, LP 5.00% 3/1/2043	20,000	17,886
Kinder Morgan, Inc. 5.00% 2/1/2029	3	3
Kinder Morgan, Inc. 5.40% 2/1/2034	890	899
Kinder Morgan, Inc. 5.45% 8/1/2052	264	241
Kodiak Gas Services, LLC 7.25% 2/15/2029 (g)	16,690	17,108

The Income Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Matador Resources Co. 6.50% 4/15/2032 (g)	USD11,845	$11,890
Matador Resources Co. 6.25% 4/15/2033 (g)	10,760	10,687
MEG Energy Corp. 5.875% 2/1/2029 (g)	230	231
Mesquite Energy, Inc. 7.25% 2/15/2023 (g)(l)	5,374	20
MPLX, LP 1.75% 3/1/2026	1,950	1,917
Murphy Oil Corp. 6.00% 10/1/2032	5,070	4,870
Nabors Industries, Inc. 7.375% 5/15/2027 (g)	14,885	15,036
Nabors Industries, Inc. 9.125% 1/31/2030 (g)	29,500	29,227
New Fortress Energy, Inc. 6.50% 9/30/2026 (g)	20,780	7,290
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.807% 10/30/2028 (i)(j)	1,674	791
NFE Financing, LLC 12.00% 11/15/2029 (g)	296,013	105,161
Noble Finance II, LLC 8.00% 4/15/2030 (g)	33,050	33,739
Northern Oil and Gas, Inc. 8.125% 3/1/2028 (g)	43,345	43,805
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (g)	39,610	40,744
NuStar Logistics, LP 6.00% 6/1/2026	9,165	9,201
NuStar Logistics, LP 5.625% 4/28/2027	6,754	6,793
Occidental Petroleum Corp. 8.50% 7/15/2027	13,000	13,697
Occidental Petroleum Corp. 6.375% 9/1/2028	10,000	10,365
Occidental Petroleum Corp. 5.20% 8/1/2029	8,307	8,334
Occidental Petroleum Corp. 8.875% 7/15/2030	34,900	39,804
Occidental Petroleum Corp. 6.625% 9/1/2030	42,000	44,365
Occidental Petroleum Corp. 5.375% 1/1/2032	23,000	22,823
Occidental Petroleum Corp. 5.55% 10/1/2034	34,622	33,984
Occidental Petroleum Corp. 6.45% 9/15/2036	4,428	4,510
ONEOK, Inc. 5.65% 11/1/2028	500	516
Parkland Corp. 4.625% 5/1/2030 (g)	5,545	5,322
Permian Resources Operating, LLC 8.00% 4/15/2027 (g)	8,455	8,652
Permian Resources Operating, LLC 5.875% 7/1/2029 (g)	650	651
Permian Resources Operating, LLC 9.875% 7/15/2031 (g)	16,931	18,446
Permian Resources Operating, LLC 7.00% 1/15/2032 (g)	12,880	13,312
Permian Resources Operating, LLC 6.25% 2/1/2033 (g)	13,335	13,427
Petroleos Mexicanos 6.875% 10/16/2025	12,742	12,763
Petroleos Mexicanos 4.50% 1/23/2026	3,000	2,978
Petroleos Mexicanos 6.875% 8/4/2026	24,572	24,686
Petroleos Mexicanos 6.50% 3/13/2027	49,635	49,686
Petroleos Mexicanos 6.50% 1/23/2029	865	863
Petroleos Mexicanos 8.75% 6/2/2029	32,208	33,963
Petroleos Mexicanos 6.84% 1/23/2030	27,282	26,864
Petroleos Mexicanos 5.95% 1/28/2031	41,932	38,947
Petroleos Mexicanos 6.70% 2/16/2032	123,631	117,922
Petroleos Mexicanos 10.00% 2/7/2033	18,000	20,083
Petroleos Mexicanos 6.50% 6/2/2041	2,456	1,947
Petroleos Mexicanos 6.375% 1/23/2045	984	744
Petroleos Mexicanos 6.75% 9/21/2047	23,557	18,263
Petroleos Mexicanos 6.35% 2/12/2048	8,174	6,276
Petroleos Mexicanos 7.69% 1/23/2050	27,894	23,665
Petroleos Mexicanos 6.95% 1/28/2060	44,625	34,473
Plains All American Pipeline, LP 3.80% 9/15/2030	450	429
Range Resources Corp. 8.25% 1/15/2029	11,472	11,771
Range Resources Corp. 4.75% 2/15/2030 (g)	4,415	4,296
Rockies Express Pipeline, LLC 4.95% 7/15/2029 (g)	11,768	11,550
Saudi Arabian Oil Co. 5.75% 7/17/2054 (g)	11,250	10,595
Saudi Arabian Oil Co. 5.875% 7/17/2064 (g)	1,000	932
Seadrill Finance, Ltd. 8.375% 8/1/2030 (g)	10,965	11,211
SM Energy Co. 6.50% 7/15/2028	2,975	2,996
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027 (g)	517	519
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029 (g)	3,465	3,463
Suburban Propane Partners, LP 5.00% 6/1/2031 (g)	6,125	5,758
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (g)	19,570	19,951
Sunoco, LP 6.00% 4/15/2027	12,160	12,162
Sunoco, LP 5.875% 3/15/2028	12,700	12,676
Sunoco, LP 7.00% 9/15/2028 (g)	14,945	15,406
Sunoco, LP 7.00% 5/1/2029 (g)	10,240	10,607
Sunoco, LP 4.50% 5/15/2029	12,580	12,204
Sunoco, LP 4.50% 4/30/2030	6,950	6,670
Sunoco, LP 7.25% 5/1/2032 (g)	1,385	1,453

12	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Sunoco, LP 6.25% 7/1/2033 (g)	USD14,590	$14,787
Superior Plus, LP 4.50% 3/15/2029 (g)	9,082	8,672
Talos Production, Inc. 9.00% 2/1/2029 (g)	7,985	8,191
Talos Production, Inc. 9.375% 2/1/2031 (g)	13,725	14,009
Targa Resources Partners, LP 6.875% 1/15/2029	9,385	9,581
Tidewater, Inc. 9.125% 7/15/2030 (g)	4,155	4,361
TotalEnergies Capital SA 5.275% 9/10/2054	7,500	6,965
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	4,504	4,389
Transocean Poseidon, Ltd. 6.875% 2/1/2027 (g)	22,987	23,043
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (g)	28,020	28,742
Transocean, Inc. 8.00% 2/1/2027 (g)	2,130	2,116
Transocean, Inc. 8.25% 5/15/2029 (g)	9,080	8,584
Transocean, Inc. 8.75% 2/15/2030 (g)	984	1,021
Transocean, Inc. 8.50% 5/15/2031 (g)	14,395	13,239
Valero Energy Corp. 4.00% 4/1/2029	5,000	4,907
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (g)	20,300	19,178
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (g)	7,746	7,961
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (g)	40,865	37,776
Venture Global LNG, Inc. 8.125% 6/1/2028 (g)	1,040	1,077
Venture Global LNG, Inc. 7.00% 1/15/2030 (g)	16,110	16,348
Venture Global LNG, Inc. 8.375% 6/1/2031 (g)	63,960	66,201
Venture Global LNG, Inc. 9.875% 2/1/2032 (g)	15,640	16,884
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (g)	22,745	24,578
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (g)	15,050	15,492
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (g)	14,885	16,330
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (g)	30,550	31,446
Vital Energy, Inc. 7.875% 4/15/2032 (g)	15,130	13,294
Weatherford International, Ltd. 8.625% 4/30/2030 (g)	83,543	85,894
		2,812,001

Consumer discretionary 2.04%
Advance Auto Parts, Inc. 5.90% 3/9/2026	500	503
Advance Auto Parts, Inc. 5.95% 3/9/2028	1,525	1,533
Advance Auto Parts, Inc. 3.90% 4/15/2030	6,201	5,627
Advance Auto Parts, Inc. 3.50% 3/15/2032	5,274	4,510
Advance Auto Parts, Inc. 7.375% 8/1/2033 (g)	1,415	1,423
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.935% 3/11/2030 (c)(i)(j)	3,520	3,520
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.929% Cash 3/11/2030 (c)(h)(i)(j)	3,239	3,239
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	855	758
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	930	899
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	239	213
Allied Universal Holdco, LLC 4.625% 6/1/2028 (g)	22,900	22,230
Allied Universal Holdco, LLC 6.00% 6/1/2029 (g)	25,325	24,670
Allied Universal Holdco, LLC 6.875% 6/15/2030 (g)	4,795	4,912
Allied Universal Holdco, LLC 7.875% 2/15/2031 (g)	2,280	2,392
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (g)	23,527	24,506
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (g)	48,325	46,468
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (g)	4,555	4,312
Bath & Body Works, Inc. 6.875% 11/1/2035	14,928	15,384
Bath & Body Works, Inc. 6.75% 7/1/2036	15,505	15,716
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.049% 10/16/2031 (i)(j)	29,141	29,273
Boyd Gaming Corp. 4.75% 12/1/2027	22,590	22,425
Boyd Gaming Corp. 4.75% 6/15/2031 (g)	11,255	10,727
Boyne USA, Inc. 4.75% 5/15/2029 (g)	31,780	30,868
Caesars Entertainment, Inc. 4.625% 10/15/2029 (g)	19,495	18,437
Caesars Entertainment, Inc. 7.00% 2/15/2030 (g)	35,305	36,440
Caesars Entertainment, Inc. 6.50% 2/15/2032 (g)	26,445	26,986
Carnival Corp. 5.75% 3/1/2027 (g)	1,470	1,486
Carnival Corp. 4.00% 8/1/2028 (g)	1,995	1,939
Carnival Corp. 7.00% 8/15/2029 (g)	9,630	10,126
Carnival Corp. 5.75% 3/15/2030 (g)	14,000	14,209
Carnival Corp. 5.75% 8/1/2032 (g)	56,810	57,266
Carnival Corp. 6.125% 2/15/2033 (g)	6,395	6,512
Clarios Global, LP 8.50% 5/15/2027 (g)	15,740	15,865

The Income Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (g)	USD15,730	$16,657
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (g)	11,599	11,697
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (g)	1,108	1,123
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (g)	3,825	3,564
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (g)	6,460	6,575
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (g)	14,370	14,688
Fertitta Entertainment, LLC 4.625% 1/15/2029 (g)	35,920	34,176
Fertitta Entertainment, LLC 6.75% 1/15/2030 (g)	3,750	3,531
First Student Bidco, Inc. 4.00% 7/31/2029 (g)	38,200	36,060
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.796% 7/21/2028 (i)(j)	4,447	4,458
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.796% 7/21/2028 (i)(j)	1,423	1,427
Flutter Treasury DAC 5.875% 6/4/2031 (g)	10,635	10,712
Ford Motor Co. 4.346% 12/8/2026	5,000	4,968
Ford Motor Co. 3.25% 2/12/2032	48,850	41,408
Ford Motor Credit Co., LLC 3.375% 11/13/2025	7,700	7,662
Ford Motor Credit Co., LLC 6.95% 3/6/2026	2,180	2,197
Ford Motor Credit Co., LLC 4.271% 1/9/2027	8,820	8,692
Ford Motor Credit Co., LLC 5.85% 5/17/2027	4,000	4,029
Ford Motor Credit Co., LLC 4.95% 5/28/2027	680	675
Ford Motor Credit Co., LLC 4.125% 8/17/2027	20,420	19,901
Ford Motor Credit Co., LLC 3.815% 11/2/2027	7,965	7,693
Ford Motor Credit Co., LLC 2.90% 2/16/2028	19,180	18,004
Ford Motor Credit Co., LLC 5.918% 3/20/2028	9,949	10,032
Ford Motor Credit Co., LLC 6.80% 5/12/2028	200	206
Ford Motor Credit Co., LLC 6.798% 11/7/2028	7,775	8,049
Ford Motor Credit Co., LLC 2.90% 2/10/2029	17,000	15,480
Ford Motor Credit Co., LLC 5.80% 3/8/2029	40,957	41,051
Ford Motor Credit Co., LLC 5.113% 5/3/2029	16,757	16,401
Ford Motor Credit Co., LLC 5.875% 11/7/2029	17,805	17,863
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,925	2,026
Ford Motor Credit Co., LLC 4.00% 11/13/2030	51,645	47,432
Ford Motor Credit Co., LLC 6.05% 3/5/2031	53,551	53,722
Ford Motor Credit Co., LLC 3.625% 6/17/2031	21,447	19,065
Ford Motor Credit Co., LLC 6.054% 11/5/2031	114,398	114,520
Ford Motor Credit Co., LLC 6.532% 3/19/2032	52,680	53,663
Ford Motor Credit Co., LLC 7.122% 11/7/2033	4,501	4,682
Ford Motor Credit Co., LLC 6.50% 2/7/2035	20,880	20,834
Gap, Inc. 3.625% 10/1/2029 (g)	2,507	2,317
Gap, Inc. 3.875% 10/1/2031 (g)	1,670	1,492
General Motors Co. 5.625% 4/15/2030	16,000	16,421
General Motors Co. 6.60% 4/1/2036	5,110	5,399
General Motors Co. 6.75% 4/1/2046	12,230	12,761
General Motors Financial Co., Inc. 4.90% 10/6/2029	2,061	2,058
General Motors Financial Co., Inc. 5.35% 1/7/2030	18,510	18,778
General Motors Financial Co., Inc. 5.90% 1/7/2035	32,462	32,782
Genting New York, LLC 7.25% 10/1/2029 (g)	5,525	5,692
Grand Canyon University 4.375% 10/1/2026	3,750	3,681
Great Canadian Gaming Corp. 8.75% 11/15/2029 (g)	3,355	3,288
Group 1 Automotive, Inc. 6.375% 1/15/2030 (g)	12,220	12,470
Hanesbrands, Inc. 9.00% 2/15/2031 (g)	14,012	14,766
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.106% 3/7/2032 (i)(j)	33,025	33,128
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	30,661	30,262
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (g)	22,520	21,027
Hilton Domestic Operating Co., Inc. 5.75% 9/15/2033 (g)	31,890	31,940
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (g)	17,560	16,819
Home Depot, Inc. 1.50% 9/15/2028	5,000	4,616
Home Depot, Inc. 2.95% 6/15/2029	5,000	4,772
Home Depot, Inc. 1.875% 9/15/2031	6,250	5,372
Home Depot, Inc. 5.95% 4/1/2041	12,500	13,165
Home Depot, Inc. 4.50% 12/6/2048	601	513
Home Depot, Inc. 5.30% 6/25/2054	8,500	8,104
Hyatt Hotels Corp. 5.05% 3/30/2028	7,086	7,158
Hyatt Hotels Corp. 5.75% 3/30/2032	23,992	24,616
Hyundai Capital America 1.80% 10/15/2025 (g)	1,871	1,859
Hyundai Capital America 1.30% 1/8/2026 (g)	9,000	8,864
Hyundai Capital America 1.50% 6/15/2026 (g)	7,378	7,177

14	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hyundai Capital America 5.45% 6/24/2026 (g)	USD8,611	$8,675
Hyundai Capital America 1.65% 9/17/2026 (g)	950	919
Hyundai Capital America 3.00% 2/10/2027 (g)	19,500	19,022
Hyundai Capital America 4.85% 3/25/2027 (g)	25,000	25,091
Hyundai Capital America 4.875% 6/23/2027 (g)	8,450	8,480
Hyundai Capital America 5.275% 6/24/2027 (g)	12,573	12,689
Hyundai Capital America 4.30% 9/24/2027 (g)	3,000	2,979
Hyundai Capital America 2.375% 10/15/2027 (g)	2,371	2,256
Hyundai Capital America 4.90% 6/23/2028 (g)	21,087	21,191
Hyundai Capital America 2.10% 9/15/2028 (g)	4,125	3,814
Hyundai Capital America 5.30% 1/8/2030 (g)	18,000	18,381
Hyundai Capital America 5.15% 3/27/2030 (g)	21,000	21,250
Hyundai Capital America 5.10% 6/24/2030 (g)	19,013	19,220
Hyundai Capital America 5.40% 1/8/2031 (g)	1,995	2,040
Hyundai Capital America 5.40% 6/24/2031 (g)	4,051	4,144
Hyundai Capital Services, Inc. 1.25% 2/8/2026 (g)	3,490	3,428
International Game Technology PLC 5.25% 1/15/2029 (g)	38,300	38,033
KB Home 7.25% 7/15/2030	10,295	10,612
Kontoor Brands, Inc. 4.125% 11/15/2029 (g)	5,180	4,827
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (g)	45,987	44,726
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (g)	22,295	23,589
Levi Strauss & Co. 3.50% 3/1/2031 (g)	41,305	37,882
Light and Wonder International, Inc. 7.00% 5/15/2028 (g)	15,145	15,170
Light and Wonder International, Inc. 7.25% 11/15/2029 (g)	3,107	3,197
Light and Wonder International, Inc. 7.50% 9/1/2031 (g)	7,895	8,235
Lindblad Expeditions, LLC 6.75% 2/15/2027 (g)	6,830	6,853
Lithia Motors, Inc. 3.875% 6/1/2029 (g)	37,385	35,249
Lithia Motors, Inc. 4.375% 1/15/2031 (g)	4,550	4,283
Marriott International, Inc. 4.90% 4/15/2029	2,504	2,536
Marriott International, Inc. 2.75% 10/15/2033	3,220	2,740
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (g)	2,595	2,485
McDonald’s Corp. 4.60% 9/9/2032	1,790	1,788
McDonald’s Corp. 4.95% 3/3/2035	12,556	12,521
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (g)	11,330	11,121
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025 (g)	2,850	2,856
Mercury Aggregator, LP, Term Loan 2, 3.50% 4/3/2026 (c)(j)	641	245
Mercury Aggregator, LP, Term Loan, 13.50% 4/3/2026 (16.00% on 8/3/2025) (c)(j)(k)	1,121	428
MGM Resorts International 5.50% 4/15/2027	3,617	3,632
NCL Corp., Ltd. 5.875% 2/15/2027 (g)	19,985	20,057
Newell Brands, Inc. 8.50% 6/1/2028 (g)	11,130	11,691
Newell Brands Inc. 6.625% 9/15/2029	15,925	15,884
Newell Brands, Inc. 6.375% 5/15/2030	13,545	13,159
Newell Brands, Inc. 6.625% 5/15/2032	3,480	3,337
Nissan Motor Acceptance Corp. 2.00% 3/9/2026 (g)	16,020	15,718
Nissan Motor Acceptance Corp. 6.95% 9/15/2026 (g)	1,860	1,889
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (g)	17,890	17,178
Nissan Motor Acceptance Corp. 2.75% 3/9/2028 (g)	19,362	17,962
Nissan Motor Acceptance Corp. 2.45% 9/15/2028 (g)	9,883	8,938
Nissan Motor Acceptance Corp. 7.05% 9/15/2028 (g)	9,310	9,599
Nissan Motor Co., Ltd. 3.522% 9/17/2025 (g)	800	798
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (g)	17,914	17,487
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (g)	39,440	40,715
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (g)	952	876
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (g)	41,940	43,443
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (g)	43,015	45,183
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (a)(c)(g)(h)(l)	31,139	623
Penske Automotive Group, Inc. 3.75% 6/15/2029	7,275	6,892
RHP Hotel Properties, LP 7.25% 7/15/2028 (g)	15,445	15,939
RHP Hotel Properties, LP 4.50% 2/15/2029 (g)	22,335	21,739
RHP Hotel Properties, LP 6.50% 6/15/2033 (g)	17,660	18,098
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (g)	2,000	2,024
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (g)	5,495	5,538
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (g)	15,000	15,257
Sally Holdings, LLC 6.75% 3/1/2032	34,980	35,944
Sands China, Ltd. 3.80% 1/8/2026	7,075	7,048
Sands China, Ltd. 2.30% 3/8/2027	1,477	1,425

The Income Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Sands China, Ltd. 5.40% 8/8/2028	USD500	$507
Scientific Games Holdings, LP 6.625% 3/1/2030 (g)	5,755	5,548
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.286% 4/4/2029 (i)(j)	28,426	28,450
Service Corp. International 4.625% 12/15/2027	3,810	3,774
Service Corp. International 3.375% 8/15/2030	2,215	2,020
Service Corp. International 4.00% 5/15/2031	4,805	4,461
Service Corp. International 5.75% 10/15/2032	11,135	11,175
Somnigroup International, Inc. 4.00% 4/15/2029 (g)	4,625	4,398
Sonic Automotive, Inc. 4.625% 11/15/2029 (g)	53,085	51,095
Sonic Automotive, Inc. 4.875% 11/15/2031 (g)	46,860	44,202
Station Casinos, LLC 6.625% 3/15/2032 (g)	9,665	9,863
Toyota Motor Credit Corp. 1.90% 1/13/2027	8,500	8,220
Travel + Leisure Co. 4.50% 12/1/2029 (g)	18,020	17,316
Vail Resorts, Inc. 5.625% 7/15/2030 (a)(g)	10,760	10,826
Vail Resorts, Inc. 6.50% 5/15/2032 (a)(g)	22,380	23,016
Valvoline, Inc. 3.625% 6/15/2031 (g)	28,499	25,681
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025 (g)	2,075	2,074
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025 (g)	3,250	3,215
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (g)	4,276	4,284
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (g)	6,880	7,334
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.041% 7/1/2032 (i)(j)	16,760	16,793
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026 (g)	26,005	26,034
Whirlpool Corp. 6.125% 6/15/2030	10,405	10,388
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (g)	20,505	19,912
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (g)	4,975	4,940
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (g)	12,820	13,643
Wynn Resorts Finance, LLC 6.25% 3/15/2033 (g)	3,505	3,518
		2,725,309

Communication services 1.97%
Alphabet, Inc. 5.25% 5/15/2055	1,280	1,257
Alphabet, Inc. 5.30% 5/15/2065	4,377	4,254
AT&T, Inc. 1.65% 2/1/2028	5,925	5,548
AT&T, Inc. 3.50% 9/15/2053	9,669	6,519
British Telecommunications PLC 9.625% 12/15/2030 (k)	3,261	3,987
CCO Holdings, LLC 5.00% 2/1/2028 (g)	7,395	7,262
CCO Holdings, LLC 5.375% 6/1/2029 (g)	1,295	1,273
CCO Holdings, LLC 4.75% 3/1/2030 (g)	21,307	20,261
CCO Holdings, LLC 4.50% 8/15/2030 (g)	41,075	38,460
CCO Holdings, LLC 4.25% 2/1/2031 (g)	95,503	87,296
CCO Holdings, LLC 4.75% 2/1/2032 (g)	55,115	50,999
CCO Holdings, LLC 4.50% 5/1/2032	84,299	76,552
CCO Holdings, LLC 4.50% 6/1/2033 (g)	81,159	72,143
CCO Holdings, LLC 4.25% 1/15/2034 (g)	43,414	37,446
Charter Communications Operating, LLC 4.80% 3/1/2050	11,481	8,909
Charter Communications Operating, LLC 3.70% 4/1/2051	46,939	30,323
Charter Communications Operating, LLC 3.90% 6/1/2052	34,569	22,937
Charter Communications Operating, LLC 5.25% 4/1/2053	7,531	6,214
Charter Communications Operating, LLC 5.50% 4/1/2063	8,889	7,281
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (g)	24,680	23,329
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (g)	2,400	2,189
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (g)	33,860	33,834
Comcast Corp. 4.80% 5/15/2033	8,500	8,442
Comcast Corp. 5.65% 6/1/2054	3,000	2,883
Connect Finco SARL 9.00% 9/15/2029 (g)	159,261	161,023
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.856% 9/27/2029 (i)(j)	17,730	17,403
CSC Holdings, LLC 5.50% 4/15/2027 (g)	28,125	27,246
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.842% 1/18/2028 (i)(j)	59,342	59,314
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (h)(j)	719	632
DIRECTV Financing, LLC 5.875% 8/15/2027 (g)	80,985	80,590
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.57% 8/2/2027 (i)(j)	1,614	1,621
DISH Network Corp. 11.75% 11/15/2027 (g)	100,060	104,295
EchoStar Corp. 10.75% 11/30/2029	67,760	71,457
EchoStar Corp. 6.75% PIK 11/30/2030 (h)	685	650
Embarq, LLC 7.995% 6/1/2036	78,221	38,610

16	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (g)	USD6,015	$6,013
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (g)	78,240	79,051
Frontier Communications Holdings, LLC 5.875% 11/1/2029	57,407	58,053
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (g)	59,229	59,981
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (g)	22,025	23,073
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (g)	10,275	10,895
Gray Media, Inc. 10.50% 7/15/2029 (g)	88,400	95,729
Gray Media, Inc. 4.75% 10/15/2030 (g)	18,529	13,874
Gray Media, Inc. 5.375% 11/15/2031 (g)	61,198	45,223
Gray Media, Inc. 9.625% 7/15/2032 (g)	25,861	26,106
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.443% 12/1/2028 (i)(j)	18,233	18,217
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.579% 6/4/2029 (i)(j)	739	740
Lamar Media Corp. 3.625% 1/15/2031	8,515	7,840
Ligado Networks, LLC 17.50% PIK 11/1/2023 (g)(h)(l)	75,762	25,949
Ligado Networks, LLC, Term Loan, 17.50% PIK 10/4/2025 (c)(h)(j)	16,403	16,403
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (g)	36,840	36,302
Meta Platforms, Inc. 4.75% 8/15/2034	7,500	7,474
Meta Platforms, Inc. 5.40% 8/15/2054	9,457	9,145
News Corp. 3.875% 5/15/2029 (g)	13,000	12,423
Nexstar Media, Inc. 5.625% 7/15/2027 (g)	10,315	10,301
Nexstar Media, Inc. 4.75% 11/1/2028 (g)	107,725	104,792
SBA Tower Trust 1.631% 11/15/2026 (g)	23,592	22,715
Scripps Escrow II, Inc. 3.875% 1/15/2029 (g)	12,000	10,663
Sinclair Television Group, Inc. 8.125% 2/15/2033 (g)	24,070	24,567
Sirius XM Radio, LLC 3.125% 9/1/2026 (g)	1,040	1,018
Sirius XM Radio, LLC 5.00% 8/1/2027 (g)	10,000	9,899
Sirius XM Radio, LLC 4.00% 7/15/2028 (g)	68,675	65,407
Sirius XM Radio, LLC 5.50% 7/1/2029 (g)	9,130	9,024
Sirius XM Radio, LLC 4.125% 7/1/2030 (g)	68,223	62,296
Sirius XM Radio, LLC 3.875% 9/1/2031 (g)	151,340	133,651
Snap, Inc. 6.875% 3/1/2033 (g)	28,195	28,931
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	3,752	3,554
TEGNA, Inc. 5.00% 9/15/2029	12,100	11,642
T-Mobile USA, Inc. 2.05% 2/15/2028	9,725	9,181
T-Mobile USA, Inc. 4.95% 3/15/2028	5,224	5,290
T-Mobile USA, Inc. 4.80% 7/15/2028	7,250	7,339
T-Mobile USA, Inc. 5.125% 5/15/2032	6,179	6,271
T-Mobile USA, Inc. 5.30% 5/15/2035	7,945	8,009
T-Mobile USA, Inc. 3.40% 10/15/2052	3,839	2,563
Univision Communications, Inc. 8.00% 8/15/2028 (g)	18,225	18,738
Univision Communications, Inc. 4.50% 5/1/2029 (g)	87,729	81,251
Univision Communications, Inc. 7.375% 6/30/2030 (g)	38,826	38,651
Univision Communications, Inc. 8.50% 7/31/2031 (g)	2,365	2,404
Univision Communications, Inc. 9.375% 8/1/2032 (g)	44,300	45,995
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 8.546% 6/24/2029 (i)(j)	575	578
Verizon Communications, Inc. 2.55% 3/21/2031	4,318	3,868
Verizon Communications, Inc. 2.355% 3/15/2032	5,696	4,899
Verizon Communications, Inc. 5.05% 5/9/2033	3,816	3,852
Verizon Communications, Inc. 5.25% 4/2/2035	10,570	10,616
Verizon Communications, Inc. 3.40% 3/22/2041	8,500	6,557
Verizon Communications, Inc. 2.875% 11/20/2050	1,266	785
Verizon Communications, Inc. 2.987% 10/30/2056	3,235	1,942
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,752	1,719
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	93,034	87,413
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	45,160	37,951
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	44,970	30,099
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,244	770
WMG Acquisition Corp. 3.75% 12/1/2029 (g)	4,771	4,484
WMG Acquisition Corp. 3.875% 7/15/2030 (g)	30,599	28,591
WMG Acquisition Corp. 3.00% 2/15/2031 (g)	7,235	6,616
X Corp., Term Loan B3, 9.50% 10/26/2029 (j)	6,175	6,004
X Corp., Term Loan B, (USD-SOFR + 6.50%) 10.958% 10/26/2029 (i)(j)	1,135	1,108
		2,636,934

The Income Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care 1.61%
1261229 B.C., Ltd. 10.00% 4/15/2032 (g)	USD45,005	$45,847
AbbVie, Inc. 4.95% 3/15/2031	1,175	1,199
AbbVie, Inc. 5.05% 3/15/2034	1,050	1,064
AbbVie, Inc. 4.55% 3/15/2035	6,750	6,524
AbbVie, Inc. 5.20% 3/15/2035	5,093	5,184
AbbVie, Inc. 5.35% 3/15/2044	375	367
AbbVie, Inc. 4.75% 3/15/2045	1,203	1,081
AbbVie, Inc. 5.40% 3/15/2054	10,500	10,126
AbbVie, Inc. 5.60% 3/15/2055	3,451	3,430
AdaptHealth, LLC 6.125% 8/1/2028 (g)	12,771	12,703
AdaptHealth, LLC 4.625% 8/1/2029 (g)	17,155	16,089
AdaptHealth, LLC 5.125% 3/1/2030 (g)	9,115	8,576
Amgen, Inc. 5.25% 3/2/2030	2,990	3,073
Amgen, Inc. 5.25% 3/2/2033	7,168	7,314
Amgen, Inc. 5.60% 3/2/2043	6,753	6,674
Amgen, Inc. 5.65% 3/2/2053	8,387	8,116
Amgen, Inc. 4.40% 2/22/2062	3,249	2,503
Amgen, Inc. 5.75% 3/2/2063	1,847	1,773
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (g)	455	462
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,612	5,256
AstraZeneca Finance, LLC 4.90% 2/26/2031	4,050	4,153
AstraZeneca Finance, LLC 5.00% 2/26/2034	8,375	8,492
AstraZeneca PLC 3.375% 11/16/2025	4,500	4,484
Avantor Funding, Inc. 4.625% 7/15/2028 (g)	13,220	12,934
Avantor Funding, Inc. 3.875% 11/1/2029 (g)	28,430	26,835
Bausch + Lomb Corp. 8.375% 10/1/2028 (g)	17,435	18,200
Bausch Health Americas, Inc. 9.25% 4/1/2026 (g)	6,535	6,550
Bausch Health Americas, Inc. 8.50% 1/31/2027 (g)	37,720	37,425
Bausch Health Cos., Inc. 4.875% 6/1/2028 (g)	365	323
Baxter International, Inc. 1.915% 2/1/2027	9,739	9,377
Baxter International, Inc. 2.272% 12/1/2028	5,534	5,149
Bayer US Finance II, LLC 4.40% 7/15/2044 (g)	13,090	10,226
Bayer US Finance, LLC 6.125% 11/21/2026 (g)	9,951	10,110
Bayer US Finance, LLC 6.25% 1/21/2029 (g)	5,902	6,186
Biocon Biologics Global PLC 6.67% 10/9/2029 (g)	15,000	14,130
Biocon Biologics Global PLC 6.67% 10/9/2029	5,000	4,710
Bristol-Myers Squibb Co. 5.10% 2/22/2031	4,675	4,812
Bristol-Myers Squibb Co. 5.20% 2/22/2034	10,525	10,754
Bristol-Myers Squibb Co. 5.55% 2/22/2054	1,500	1,452
Bristol-Myers Squibb Co. 5.65% 2/22/2064	7,000	6,767
Centene Corp. 4.25% 12/15/2027	24,109	23,393
Centene Corp. 2.45% 7/15/2028	15,555	14,192
Centene Corp. 4.625% 12/15/2029	24,871	23,667
Centene Corp. 3.375% 2/15/2030	20,203	18,204
Centene Corp. 3.00% 10/15/2030	1,760	1,534
Centene Corp. 2.50% 3/1/2031	21,973	18,461
Centene Corp. 2.625% 8/1/2031	16,982	14,192
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (g)	27,840	27,008
CHS / Community Health Systems, Inc. 5.625% 3/15/2027 (g)	68,965	69,117
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (g)	900	856
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (g)	38,125	33,387
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (g)	6,570	6,896
CVS Health Corp. 5.00% 1/30/2029	7,413	7,514
CVS Health Corp. 5.40% 6/1/2029	9,561	9,817
CVS Health Corp. 5.55% 6/1/2031	7,012	7,266
CVS Health Corp. 5.70% 6/1/2034	8,598	8,809
CVS Health Corp. 5.875% 6/1/2053	1,598	1,516
DaVita, Inc. 4.625% 6/1/2030 (g)	1,435	1,369
DaVita, Inc. 3.75% 2/15/2031 (g)	20,865	18,939
DaVita, Inc. 6.875% 9/1/2032 (g)	7,235	7,444
DaVita, Inc. 6.75% 7/15/2033 (g)	20,730	21,397
Elevance Health, Inc. 4.90% 2/8/2026	4,176	4,176
Elevance Health, Inc. 5.20% 2/15/2035	2,213	2,212
Elevance Health, Inc. 5.125% 2/15/2053	1,296	1,144
Eli Lilly and Co. 5.10% 2/12/2035	14,179	14,424
Encompass Health Corp. 4.50% 2/1/2028	13,743	13,523

18	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Encompass Health Corp. 4.75% 2/1/2030	USD4,560	$4,461
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (g)	39,665	42,246
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.356% 4/23/2031 (i)(j)	66,031	66,299
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	2,726	2,758
Gilead Sciences, Inc. 5.25% 10/15/2033	7,353	7,580
Gilead Sciences, Inc. 5.55% 10/15/2053	3,059	3,006
HCA, Inc. 5.875% 2/15/2026	12,399	12,409
HCA, Inc. 3.375% 3/15/2029	4,074	3,909
HCA, Inc. 3.625% 3/15/2032	4,250	3,913
HCA, Inc. 4.375% 3/15/2042	4,250	3,543
HCA, Inc. 4.625% 3/15/2052	3,997	3,197
Humana, Inc. 5.375% 4/15/2031	6,292	6,420
Humana, Inc. 5.95% 3/15/2034	2,500	2,597
Humana, Inc. 5.55% 5/1/2035	10,618	10,641
Humana, Inc. 5.75% 4/15/2054	3,916	3,641
IQVIA, Inc. 5.00% 5/15/2027 (g)	11,510	11,452
IQVIA, Inc. 6.50% 5/15/2030 (g)	37,505	38,698
IQVIA, Inc. 6.25% 6/1/2032 (g)	23,110	23,727
Jazz Securities DAC 4.375% 1/15/2029 (g)	14,125	13,675
Laboratory Corporation of America Holdings 4.55% 4/1/2032	3,000	2,948
Laboratory Corporation of America Holdings 4.80% 10/1/2034	1,309	1,274
Medline Borrower, LP 3.875% 4/1/2029 (g)	7,795	7,439
Medline Borrower, LP 6.25% 4/1/2029 (g)	30,169	30,799
Medline Borrower, LP 5.25% 10/1/2029 (g)	34,500	33,848
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.577% 10/23/2028 (i)(j)	12,808	12,830
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	5,455	5,454
Molina Healthcare, Inc. 4.375% 6/15/2028 (g)	25,995	24,902
Molina Healthcare, Inc. 3.875% 11/15/2030 (g)	12,815	11,584
Molina Healthcare, Inc. 3.875% 5/15/2032 (g)	86,195	75,318
Molina Healthcare, Inc. 6.25% 1/15/2033 (g)	27,460	27,127
Novant Health, Inc. 3.168% 11/1/2051	5,000	3,292
Organon & Co. 4.125% 4/30/2028 (g)	28,670	27,155
Owens & Minor, Inc. 4.50% 3/31/2029 (g)	65,430	56,644
Owens & Minor, Inc. 6.625% 4/1/2030 (g)	36,520	32,919
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	12,895	13,042
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (g)(h)	36,469	36,059
Radiology Partners, Inc. 8.50% 7/15/2032 (g)	65,015	65,773
Radiology Partners, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.82% 6/26/2032 (i)(j)	50,000	50,120
Rede D’Or Finance SARL 4.95% 1/17/2028	200	198
Rede D’Or Finance SARL 4.50% 1/22/2030	400	381
Roche Holdings, Inc. 4.203% 9/9/2029 (g)	6,953	6,932
Roche Holdings, Inc. 4.592% 9/9/2034 (g)	3,703	3,640
Summa Health 3.511% 11/15/2051	2,150	1,714
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (g)	28,690	29,535
Surgery Center Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.106% 12/19/2030 (i)(j)	3,861	3,879
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	16,803	16,746
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	4,180	4,178
Tenet Healthcare Corp. 4.625% 6/15/2028	5,630	5,539
Tenet Healthcare Corp. 6.125% 10/1/2028	17,500	17,512
Tenet Healthcare Corp. 4.25% 6/1/2029	17,140	16,554
Tenet Healthcare Corp. 6.75% 5/15/2031	14,510	14,941
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	11,453	11,210
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	47,053	46,760
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	167,996	173,770
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	126,860	126,914
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	11,406	12,452
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,010	2,276
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	14,170	14,446
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	79,475	56,665
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	27,325	27,743
UnitedHealth Group, Inc. 4.95% 1/15/2032	9,261	9,332
UnitedHealth Group, Inc. 5.15% 7/15/2034	7,300	7,325
UnitedHealth Group, Inc. 5.30% 6/15/2035	11,177	11,299

The Income Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
UnitedHealth Group, Inc. 5.625% 7/15/2054	USD5,300	$5,052
UnitedHealth Group, Inc. 5.95% 6/15/2055	9,877	9,885
Viatris, Inc. 4.00% 6/22/2050	10,186	6,698
		2,147,162

Real estate 1.17%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	975	962
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	4,851	4,492
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	2,375	2,192
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,323	3,478
American Tower Corp. 3.55% 7/15/2027	2,525	2,483
American Tower Corp. 2.30% 9/15/2031	2,000	1,735
American Tower Corp. 2.95% 1/15/2051	4,250	2,677
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (g)	54,930	49,105
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (g)	27,230	22,892
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (g)	28,400	27,224
Boston Properties, LP 6.75% 12/1/2027	25,000	26,131
Boston Properties, LP 2.90% 3/15/2030	2,310	2,122
Boston Properties, LP 3.25% 1/30/2031	10,206	9,368
Boston Properties, LP 2.55% 4/1/2032	4,508	3,818
Boston Properties, LP 2.45% 10/1/2033	12,250	9,831
Boston Properties, LP 6.50% 1/15/2034	33,896	36,298
Boston Properties, LP 5.75% 1/15/2035	21,051	21,186
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (g)	6,938	6,926
Equinix, Inc. 1.45% 5/15/2026	13,335	12,997
Extra Space Storage, LP 2.35% 3/15/2032	1,949	1,662
Forestar Group, Inc. 6.50% 3/15/2033 (g)	37,785	37,969
Howard Hughes Corp. (The) 5.375% 8/1/2028 (g)	77,180	76,773
Howard Hughes Corp. (The) 4.125% 2/1/2029 (g)	61,605	58,874
Howard Hughes Corp. (The) 4.375% 2/1/2031 (g)	84,035	77,436
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	3,300	2,802
Iron Mountain, Inc. 4.875% 9/15/2027 (g)	6,865	6,817
Iron Mountain, Inc. 5.00% 7/15/2028 (g)	11,466	11,357
Iron Mountain, Inc. 4.875% 9/15/2029 (g)	9,300	9,100
Iron Mountain, Inc. 5.25% 7/15/2030 (g)	33,830	33,274
Iron Mountain, Inc. 4.50% 2/15/2031 (g)	43,400	41,085
Iron Mountain, Inc. 6.25% 1/15/2033 (g)	18,170	18,493
Kennedy-Wilson, Inc. 4.75% 3/1/2029	41,752	39,303
Kennedy-Wilson, Inc. 4.75% 2/1/2030	76,066	70,163
Kennedy-Wilson, Inc. 5.00% 3/1/2031	48,253	44,029
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027 (g)	26,434	25,967
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (g)	3,335	3,240
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	16,348	16,386
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (g)	7,535	7,897
MPT Operating Partnership, LP 5.00% 10/15/2027	178,331	163,765
MPT Operating Partnership, LP 4.625% 8/1/2029	14,715	11,200
MPT Operating Partnership, LP 3.50% 3/15/2031	1,175	801
MPT Operating Partnership, LP 8.50% 2/15/2032 (g)	99,141	103,110
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (g)	5,010	4,995
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (g)	22,600	21,760
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (g)	8,695	8,912
Pebblebrook Hotel, LP 6.375% 10/15/2029 (g)	29,400	29,343
Prologis, LP 4.875% 6/15/2028	3,841	3,902
Prologis, LP 4.75% 6/15/2033	2,957	2,940
Prologis, LP 5.00% 3/15/2034	3,445	3,445
Prologis, LP 5.00% 1/31/2035	1,721	1,718
Public Storage Operating Co. 1.85% 5/1/2028	8,037	7,532
Public Storage Operating Co. 1.95% 11/9/2028	8,107	7,536
Public Storage Operating Co. 2.30% 5/1/2031	3,242	2,872
RLJ Lodging Trust, LP 3.75% 7/1/2026 (g)	2,120	2,090
RLJ Lodging Trust, LP 4.00% 9/15/2029 (g)	6,265	5,852
SBA Communications Corp. 3.125% 2/1/2029	2,170	2,024
Scentre Group Trust 1 3.25% 10/28/2025 (g)	9,115	9,082
Scentre Group Trust 1 3.75% 3/23/2027 (g)	2,500	2,468
Service Properties Trust 5.25% 2/15/2026	4,070	4,042

20	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Service Properties Trust 4.75% 10/1/2026	USD19,605	$19,306
Service Properties Trust 4.95% 2/15/2027	26,398	25,782
Service Properties Trust 5.50% 12/15/2027	27,165	26,812
Service Properties Trust 3.95% 1/15/2028	56,065	52,320
Service Properties Trust 8.375% 6/15/2029	52,506	54,454
Service Properties Trust 4.95% 10/1/2029	30,822	27,141
Service Properties Trust 4.375% 2/15/2030	34,840	29,556
Service Properties Trust 8.625% 11/15/2031 (g)	39,615	42,224
Service Properties Trust 8.875% 6/15/2032	20,406	21,356
Simon Property Group, LP 3.50% 9/1/2025	3,250	3,247
Simon Property Group, LP 2.65% 7/15/2030	3,350	3,082
Sun Communities Operating, LP 2.30% 11/1/2028	2,566	2,391
Sun Communities Operating, LP 2.70% 7/15/2031	1,941	1,715
VICI Properties, LP 4.25% 12/1/2026 (g)	3,660	3,631
VICI Properties, LP 3.875% 2/15/2029 (g)	16,995	16,457
VICI Properties, LP 4.625% 12/1/2029 (g)	140	137
VICI Properties, LP 4.125% 8/15/2030 (g)	14,885	14,229
		1,571,773

Information technology 1.14%
Accenture Capital, Inc. 4.25% 10/4/2031	8,263	8,141
Accenture Capital, Inc. 4.50% 10/4/2034	7,868	7,618
Acuris Finance US, Inc. 9.00% 8/1/2029 (g)	16,125	16,466
ams-OSRAM AG 12.25% 3/30/2029 (g)	36,330	39,200
Analog Devices, Inc. 5.05% 4/1/2034	3,616	3,684
Analog Devices, Inc. 5.30% 4/1/2054	4,974	4,784
Booz Allen Hamilton, Inc. 4.00% 7/1/2029 (g)	17,037	16,496
Broadcom Corp. 3.875% 1/15/2027	1,134	1,125
Broadcom, Inc. 3.15% 11/15/2025	314	313
Broadcom, Inc. 5.05% 7/12/2029	3,569	3,644
Broadcom, Inc. 4.35% 2/15/2030	3,269	3,246
Broadcom, Inc. 5.15% 11/15/2031	938	961
Broadcom, Inc. 4.55% 2/15/2032	911	899
Broadcom, Inc. 4.80% 10/15/2034	929	912
Broadcom, Inc. 5.20% 7/15/2035	20,750	20,856
Broadcom, Inc. 3.187% 11/15/2036 (g)	239	197
Cisco Systems, Inc. 5.10% 2/24/2035	17,098	17,394
Cloud Software Group, Inc. 6.50% 3/31/2029 (g)	48,410	48,922
Cloud Software Group, Inc. 9.00% 9/30/2029 (g)	77,190	79,937
Cloud Software Group, Inc. 8.25% 6/30/2032 (g)	34,950	37,242
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.796% 3/29/2029 (i)(j)	52,556	52,712
CommScope Technologies, LLC 5.00% 3/15/2027 (g)	58,864	57,696
CommScope, LLC 8.25% 3/1/2027 (g)	63,998	64,317
CommScope, LLC 7.125% 7/1/2028 (g)	16,551	16,395
CommScope, LLC 9.50% 12/15/2031 (g)	1,290	1,360
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.606% 12/17/2029 (i)(j)	24,790	25,216
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)(g)	118,485	126,007
Ellucian Holdings, Inc. 6.50% 12/1/2029 (g)	18,775	19,066
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.106% 11/22/2032 (i)(j)	5,650	5,818
Entegris, Inc. 3.625% 5/1/2029 (g)	30,000	28,177
Fair Isaac Corp. 4.00% 6/15/2028 (g)	16,730	16,174
Fair Isaac Corp. 6.00% 5/15/2033 (g)	33,225	33,464
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (f)(i)(j)	33,305	33,472
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (f)(i)(j)	370	372
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 8.349% 7/30/2032 (i)(j)	18,885	18,696
Gartner, Inc. 4.50% 7/1/2028 (g)	14,275	14,054
Helios Software Holdings, Inc. 8.75% 5/1/2029 (g)	43,925	44,839
Hughes Satellite Systems Corp. 5.25% 8/1/2026	138,946	128,211
Hughes Satellite Systems Corp. 6.625% 8/1/2026	113,302	85,828
ION Trading Technologies SARL 9.50% 5/30/2029 (g)	28,365	29,535
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.356% 3/20/2033 (i)(j)	16,750	16,858
Microchip Technology, Inc. 5.05% 3/15/2029	8,175	8,269
NCR Atleos Corp. 9.50% 4/1/2029 (g)	59,983	65,036
NCR Voyix Corp. 5.125% 4/15/2029 (g)	4,281	4,199
Shift4 Payments, LLC 6.75% 8/15/2032 (g)	14,530	15,020

The Income Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Synaptics, Inc. 4.00% 6/15/2029 (g)	USD3,700	$3,497
Synopsys, Inc. 5.15% 4/1/2035	8,029	8,061
Synopsys, Inc. 5.70% 4/1/2055	4,101	4,047
Texas Instruments, Inc. 4.60% 2/8/2029	4,408	4,464
Texas Instruments, Inc. 4.85% 2/8/2034	2,294	2,319
UKG, Inc. 6.875% 2/1/2031 (g)	13,825	14,202
Unisys Corp. 10.625% 1/15/2031 (g)	25,298	26,586
Viasat, Inc. 5.625% 4/15/2027 (g)	95,464	95,094
Viasat, Inc. 6.50% 7/15/2028 (g)	27,508	25,957
Viasat, Inc. 7.50% 5/30/2031 (g)	68,280	59,537
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.971% 3/2/2029 (i)(j)	24,324	24,005
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.954% 5/30/2030 (i)(j)	4,500	4,429
Viavi Solutions, Inc. 3.75% 10/1/2029 (g)	4,675	4,328
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (f)(h)(k)	11,674	12,374
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (f)(h)(k)	9,164	9,714
Xerox Holdings Corp. 5.50% 8/15/2028 (g)	830	551
		1,521,993

Industrials 1.00%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (g)	15,509	15,925
ADT Security Corp. 4.125% 8/1/2029 (g)	920	881
AECOM 6.00% 8/1/2033 (g)	2,240	2,260
Air Lease Corp. 2.875% 1/15/2026	5,916	5,865
Air Lease Corp. 2.20% 1/15/2027	934	904
Allison Transmission, Inc. 3.75% 1/30/2031 (g)	25,185	23,033
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.606% 9/29/2031 (i)(j)	21,060	20,965
Amentum Holdings, Inc. 7.25% 8/1/2032 (g)	24,235	25,089
American Airlines, Inc. 8.50% 5/15/2029 (g)	11,890	12,434
Americold Realty Operating Partnership, LP 5.60% 5/15/2032	9,660	9,675
Aramark Services, Inc. 5.00% 2/1/2028 (g)	39,000	38,657
ATI, Inc. 4.875% 10/1/2029	30,055	29,411
ATI, Inc. 7.25% 8/15/2030	14,815	15,542
ATI, Inc. 5.125% 10/1/2031	15,485	15,046
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (g)	10,553	10,532
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (g)	18,760	17,979
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (g)	4,805	4,949
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (g)	6,700	6,847
Axon Enterprise, Inc. 6.125% 3/15/2030 (g)	4,825	4,940
BAE Systems PLC 5.125% 3/26/2029 (g)	6,670	6,825
BAE Systems PLC 5.25% 3/26/2031 (g)	5,564	5,728
BAE Systems PLC 5.30% 3/26/2034 (g)	6,357	6,502
BAE Systems PLC 5.50% 3/26/2054 (g)	1,175	1,156
Boeing Co. (The) 3.10% 5/1/2026	500	494
Boeing Co. (The) 5.04% 5/1/2027	4,500	4,528
Boeing Co. (The) 3.25% 3/1/2028	1,025	991
Boeing Co. (The) 6.298% 5/1/2029	7,822	8,261
Boeing Co. (The) 5.15% 5/1/2030	7,095	7,212
Boeing Co. (The) 3.625% 2/1/2031	2,720	2,567
Boeing Co. (The) 6.388% 5/1/2031	2,425	2,610
Boeing Co. (The) 3.60% 5/1/2034	5,750	5,082
Boeing Co. (The) 6.528% 5/1/2034	25,611	27,886
Boeing Co. (The) 3.90% 5/1/2049	800	581
Boeing Co. (The) 5.805% 5/1/2050	8,550	8,260
Boeing Co. (The) 6.858% 5/1/2054	3,988	4,388
Boeing Co. (The) 7.008% 5/1/2064	2,350	2,596
Brink’s Co. (The) 4.625% 10/15/2027 (g)	12,800	12,623
Brink’s Co. (The) 6.50% 6/15/2029 (g)	4,755	4,876
Brink’s Co. (The) 6.75% 6/15/2032 (g)	7,500	7,733
Burlington Northern Santa Fe, LLC 3.55% 2/15/2050	8,500	6,170
BWX Technologies, Inc. 4.125% 6/30/2028 (g)	5,190	5,027
BWX Technologies, Inc. 4.125% 4/15/2029 (g)	8,595	8,257
Canadian Pacific Railway Co. 1.75% 12/2/2026	3,015	2,909
Canadian Pacific Railway Co. 5.20% 3/30/2035	4,698	4,758
Canadian Pacific Railway, Co. 3.00% 12/2/2041	1,028	746
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,204	2,095

22	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Chart Industries, Inc. 7.50% 1/1/2030 (g)	USD11,063	$11,603
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (g)	12,595	12,050
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (g)	25,820	24,202
Clean Harbors, Inc. 5.125% 7/15/2029 (g)	2,575	2,535
Clean Harbors, Inc. 6.375% 2/1/2031 (g)	17,399	17,793
CoreLogic, Inc. 4.50% 5/1/2028 (g)	81,186	76,595
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.971% 6/2/2028 (i)(j)	24,753	24,726
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.971% 6/4/2029 (i)(j)	14,000	13,749
CSX Corp. 3.80% 3/1/2028	1,300	1,285
CSX Corp. 5.05% 6/15/2035	12,097	12,097
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029 (g)	16,480	16,868
Enviri Corp. 5.75% 7/31/2027 (g)	10,085	9,929
EquipmentShare.com, Inc. 9.00% 5/15/2028 (g)	4,535	4,785
EquipmentShare.com, Inc. 8.625% 5/15/2032 (g)	14,780	15,750
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (g)	30,400	30,350
Garda World Security Corp. 8.375% 11/15/2032 (g)	10,430	10,753
General Dynamics Corp. 3.625% 4/1/2030	5,433	5,276
General Electric Co. 4.30% 7/29/2030	1,886	1,878
General Electric Co. 4.90% 1/29/2036	726	724
Herc Holdings, Inc. 6.625% 6/15/2029 (g)	19,575	20,055
Herc Holdings, Inc. 7.00% 6/15/2030 (g)	18,605	19,241
Herc Holdings, Inc. 7.25% 6/15/2033 (g)	7,940	8,228
Icahn Enterprises, LP 6.25% 5/15/2026	17,684	17,584
Icahn Enterprises, LP 5.25% 5/15/2027	42,205	41,154
Icahn Enterprises, LP 9.75% 1/15/2029	1,100	1,112
Icahn Enterprises, LP 4.375% 2/1/2029	21,525	18,478
Icahn Enterprises, LP 10.00% 11/15/2029 (g)	965	978
L3Harris Technologies, Inc. 5.40% 7/31/2033	7,430	7,629
Lockheed Martin Corp. 5.10% 11/15/2027	3,305	3,370
Lockheed Martin Corp. 4.45% 5/15/2028	7,873	7,922
Lockheed Martin Corp. 5.70% 11/15/2054	6,148	6,146
Mexico City Airport Trust 3.875% 4/30/2028 (g)	770	750
Mexico City Airport Trust 5.50% 10/31/2046	2,303	1,957
Mexico City Airport Trust 5.50% 7/31/2047	4,482	3,729
Mexico City Airport Trust 5.50% 7/31/2047 (g)	215	179
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (g)	9,224	9,423
Moog, Inc. 4.25% 12/9/2027 (g)	16,909	16,536
Mueller Water Products, Inc. 4.00% 6/15/2029 (g)	5,110	4,887
NESCO Holdings II, Inc. 5.50% 4/15/2029 (g)	2,570	2,508
Norfolk Southern Corp. 4.45% 3/1/2033	3,847	3,755
Norfolk Southern Corp. 5.10% 5/1/2035	5,539	5,565
Norfolk Southern Corp. 3.05% 5/15/2050	1,727	1,126
Norfolk Southern Corp. 5.35% 8/1/2054	17,005	16,202
Northrop Grumman Corp. 3.25% 1/15/2028	7,495	7,308
Otis Worldwide Corp. 2.293% 4/5/2027	1,940	1,874
Paychex, Inc. 5.60% 4/15/2035	814	837
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.206% 2/1/2028 (i)(j)	4,437	3,964
QXO Building Products, Inc. 6.75% 4/30/2032 (g)	1,595	1,646
RB Global Holdings, Inc. 7.75% 3/15/2031 (g)	11,040	11,584
Reworld Holding Corp. 4.875% 12/1/2029 (g)	19,365	18,511
RTX Corp. 1.90% 9/1/2031	6,250	5,333
RTX Corp. 5.15% 2/27/2033	9,542	9,746
RTX Corp. 5.375% 2/27/2053	3,947	3,757
Sabre GLBL, Inc. 11.125% 7/15/2030 (g)	24,455	25,812
Sensata Technologies BV 4.00% 4/15/2029 (g)	19,310	18,370
Sensata Technologies, Inc. 3.75% 2/15/2031 (g)	26,288	24,010
Siemens Funding BV 5.80% 5/28/2055 (g)	11,564	11,994
Siemens Funding BV 5.90% 5/28/2065 (g)	10,833	11,327
Spirit AeroSystems, Inc. 4.60% 6/15/2028	485	478
Spirit AeroSystems, Inc. 9.375% 11/30/2029 (g)	2,065	2,185
Spirit AeroSystems, Inc. 9.75% 11/15/2030 (g)	625	688
Standard Building Solutions, Inc. 6.25% 8/1/2033 (g)	10,880	10,992
TransDigm, Inc. 6.75% 8/15/2028 (g)	11,790	12,045
TransDigm, Inc. 6.375% 3/1/2029 (g)	14,590	14,950
TransDigm, Inc. 6.625% 3/1/2032 (g)	2,580	2,656
TransDigm, Inc. 6.375% 5/31/2033 (g)	25,665	25,892

The Income Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Triton Container International, Ltd. 3.15% 6/15/2031 (g)	USD7,222	$6,269
Union Pacific Corp. 2.40% 2/5/2030	1,931	1,774
Union Pacific Corp. 5.10% 2/20/2035	6,058	6,128
Union Pacific Corp. 2.891% 4/6/2036	2,495	2,050
Union Pacific Corp. 3.50% 2/14/2053	1,671	1,176
Union Pacific Corp. 5.60% 12/1/2054	9,163	9,076
United Rentals (North America), Inc. 5.25% 1/15/2030	6,840	6,828
United Rentals (North America), Inc. 3.875% 2/15/2031	21,600	20,173
United Rentals (North America), Inc. 3.75% 1/15/2032	10,985	10,016
United Rentals (North America), Inc. 6.125% 3/15/2034 (g)	29,140	29,914
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (g)	975	1,003
Virgin Australia Holdings, Ltd. 7.875% 10/15/2021 (g)(l)	1,633	12
Waste Pro USA, Inc. 7.00% 2/1/2033 (g)	7,165	7,452
WESCO Distribution, Inc. 7.25% 6/15/2028 (g)	6,435	6,525
WESCO Distribution, Inc. 6.625% 3/15/2032 (g)	20,920	21,612
WESCO Distribution, Inc. 6.375% 3/15/2033 (g)	25,770	26,403
XPO, Inc. 6.25% 6/1/2028 (g)	4,950	5,039
XPO, Inc. 7.125% 6/1/2031 (g)	6,765	7,005
XPO, Inc. 7.125% 2/1/2032 (g)	14,878	15,479
		1,333,150

Materials 0.97%
Air Products and Chemicals, Inc. 1.85% 5/15/2027	1,607	1,542
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (g)	7,629	8,088
ARD Finance SA 7.25% PIK 6/30/2027 (g)(h)	17,714	1,318
Avient Corp. 7.125% 8/1/2030 (g)	6,900	7,093
Avient Corp. 6.25% 11/1/2031 (g)	7,115	7,147
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (g)	7,585	7,897
Axalta Coating Systems, LLC 4.75% 6/15/2027 (g)	14,076	13,963
Ball Corp. 6.875% 3/15/2028	19,100	19,511
Ball Corp. 6.00% 6/15/2029	24,810	25,282
Ball Corp. 2.875% 8/15/2030	1,540	1,384
Ball Corp. 3.125% 9/15/2031	20,755	18,593
CAN-PACK SA 3.875% 11/15/2029 (g)	21,747	20,275
Capstone Copper Corp. 6.75% 3/31/2033 (g)	8,275	8,439
Celanese US Holdings, LLC 6.665% 7/15/2027	34,028	34,900
Celanese US Holdings, LLC 6.85% 11/15/2028	22,109	23,034
Celanese US Holdings, LLC 6.83% 7/15/2029	18,697	19,436
Celanese US Holdings, LLC 6.50% 4/15/2030	2,890	2,925
Celanese US Holdings, LLC 7.05% 11/15/2030	34,843	36,319
Celanese US Holdings, LLC 6.75% 4/15/2033	30,235	30,523
Celanese US Holdings, LLC 7.20% 11/15/2033	3,430	3,584
Cleveland-Cliffs, Inc. 7.00% 3/15/2027	1,300	1,296
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	50,625	50,700
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (g)	33,580	31,681
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (g)	37,251	37,302
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (g)	36,895	36,747
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (g)	6,700	5,952
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (g)	58,500	58,450
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (g)	24,110	23,552
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (g)	16,699	16,272
Consolidated Energy Finance SA 5.625% 10/15/2028 (g)	3,465	2,919
Consolidated Energy Finance SA 12.00% 2/15/2031 (g)	12,905	12,143
CRH America, Inc. 5.125% 5/18/2045 (g)	350	324
CVR Partners, LP 6.125% 6/15/2028 (g)	6,135	6,095
Dow Chemical Co. (The) 5.35% 3/15/2035	4,901	4,799
Dow Chemical Co. (The) 4.80% 5/15/2049	2,075	1,659
Dow Chemical Co. (The) 3.60% 11/15/2050	10,215	6,748
Dow Chemical Co. (The) 5.95% 3/15/2055	8,500	7,884
Element Solutions, Inc. 3.875% 9/1/2028 (g)	21,085	20,331
First Quantum Minerals, Ltd. 6.875% 10/15/2027 (g)	47,346	47,460
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (g)	75,515	80,118
FXI Holdings, Inc. 12.25% 11/15/2026 (g)	35,598	31,994
FXI Holdings, Inc. 12.25% 11/15/2026 (g)	24,259	21,772
INEOS Finance PLC 6.75% 5/15/2028 (g)	16,310	16,078

24	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
INEOS Finance PLC 7.50% 4/15/2029 (g)	USD6,920	$6,878
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (g)	749	705
JH North America Holdings, Inc. 5.875% 1/31/2031 (g)	4,385	4,403
JH North America Holdings, Inc. 6.125% 7/31/2032 (g)	18,400	18,605
Kaiser Aluminum Corp. 4.625% 3/1/2028 (g)	20,295	19,856
Linde, Inc. 1.10% 8/10/2030	3,657	3,142
LSB Industries, Inc. 6.25% 10/15/2028 (g)	445	438
LYB International Finance III, LLC 6.15% 5/15/2035	1,087	1,115
Mercer International, Inc. 12.875% 10/1/2028 (g)	395	399
Methanex Corp. 5.125% 10/15/2027	57,263	57,020
Methanex Corp. 5.25% 12/15/2029	2,380	2,359
Methanex Corp. 5.65% 12/1/2044	450	352
Methanex US Operations, Inc. 6.25% 3/15/2032 (g)	6,400	6,349
Minera Mexico, SA de CV, 5.625% 2/12/2032 (g)	11,045	11,232
Mineral Resources, Ltd. 8.125% 5/1/2027 (g)	12,120	12,167
Mineral Resources, Ltd. 8.00% 11/1/2027 (g)	14,800	15,060
Mineral Resources, Ltd. 9.25% 10/1/2028 (g)	23,240	24,318
Mineral Resources, Ltd. 8.50% 5/1/2030 (g)	12,175	12,476
NOVA Chemicals Corp. 5.25% 6/1/2027 (g)	13,410	13,368
NOVA Chemicals Corp. 4.25% 5/15/2029 (g)	5,320	5,085
NOVA Chemicals Corp. 9.00% 2/15/2030 (g)	6,685	7,192
NOVA Chemicals Corp. 7.00% 12/1/2031 (g)	8,425	8,803
Novelis Corp. 4.75% 1/30/2030 (g)	7,523	7,212
Novelis Corp. 3.875% 8/15/2031 (g)	8,912	8,002
Quikrete Holdings, Inc. 6.375% 3/1/2032 (g)	6,685	6,860
Quikrete Holdings, Inc. 6.75% 3/1/2033 (g)	13,290	13,639
Quikrete Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 2.25%) 6.606% 2/10/2032 (i)(j)	5,416	5,420
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	2,899	2,944
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	6,838	6,850
Samarco Mineracao SA 9.06% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (h)(k)	2,008	1,990
Samarco Mineracao SA 9.06% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (g)(h)(k)	517	512
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (g)	64,170	62,364
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (g)	38,225	37,821
Sealed Air Corp. 4.00% 12/1/2027 (g)	19,239	18,696
Sealed Air Corp. 6.125% 2/1/2028 (g)	30,890	31,205
Sherwin-Williams Co. 4.50% 8/15/2030	1,600	1,595
Sherwin-Williams Co. 5.15% 8/15/2035	774	773
Trivium Packaging Finance BV 8.25% 7/15/2030 (g)	6,750	7,112
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 6.261% Cash 1/16/2026 (c)(h)(i)(j)	9,235	5,079
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK and 6.299% Cash 7/16/2026 (c)(h)(i)(j)	9,286	5,107
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 6.322% Cash 10/12/2028 (c)(h)(i)(j)	15,284	8,406
Warrior Met Coal, Inc. 7.875% 12/1/2028 (g)	23,007	23,320
Westlake Corp. 5.00% 8/15/2046	350	302
Westlake Corp. 4.375% 11/15/2047	300	234
		1,300,294

Utilities 0.78%
American Electric Power Co., Inc. 4.30% 12/1/2028	2,280	2,270
American Water Capital Corp. 2.80% 5/1/2030	950	881
Calpine Corp. 5.125% 3/15/2028 (g)	12,315	12,264
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (g)	2,500	2,421
Colbun SA 3.95% 10/11/2027 (g)	550	544
Comision Federal de Electricidad 4.688% 5/15/2029 (g)	14,525	14,099
Comision Federal de Electricidad 3.348% 2/9/2031	9,000	7,878
Comision Federal de Electricidad 3.875% 7/26/2033	7,531	6,384
Comision Federal de Electricidad 6.45% 1/24/2035 (g)	8,000	7,883
Commonwealth Edison Co. 3.85% 3/15/2052	3,848	2,896
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	3,300	3,292
Consumers Energy Co. 4.50% 1/15/2031	3,500	3,496
Consumers Energy Co. 4.625% 5/15/2033	5,826	5,746
Consumers Energy Co. 5.05% 5/15/2035	4,283	4,301
DTE Energy Co. 4.95% 7/1/2027	1,075	1,085
Duke Energy Indiana, LLC 4.90% 7/15/2043	12,285	11,231

The Income Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Duke Energy Indiana, LLC 3.25% 10/1/2049	USD1,727	$1,174
Duke Energy Progress, LLC 4.15% 12/1/2044	987	807
Edison International 4.125% 3/15/2028	7,020	6,810
Edison International 5.25% 11/15/2028	10,044	9,979
Edison International 5.45% 6/15/2029	10,832	10,767
Edison International 6.95% 11/15/2029	3,900	4,070
Edison International 6.25% 3/15/2030	11,743	11,932
Edison International 5.25% 3/15/2032	16,500	15,818
Electricite de France SA 6.25% 5/23/2033 (g)	5,121	5,504
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 12/31/2079) (g)(k)	4,000	4,594
Emera, Inc. 6.75% 6/15/2076 (3-month USD CME Term SOFR + 5.702% on 6/15/2026) (k)	35,774	36,122
Eversource Energy 5.50% 1/1/2034	1,650	1,679
FirstEnergy Corp. 1.60% 1/15/2026	989	974
FirstEnergy Corp. 2.65% 3/1/2030	2,500	2,295
FirstEnergy Corp. 2.25% 9/1/2030	150	133
FirstEnergy Corp., Series B, 3.90% 7/15/2027	45,859	45,313
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (g)	4,325	4,118
Georgia Power Co. 3.70% 1/30/2050	1,200	897
Israel Electric Corp., Ltd. 8.10% 12/15/2096 (g)	4,905	6,479
Ithaca Energy (North sea) PLC 8.125% 10/15/2029 (g)	11,310	11,688
Long Ridge Energy, LLC, 8.75% 2/15/2032 (g)	22,185	23,026
MI Windows and Doors, LLC, Term Loan B2, (3-month USD CME Term SOFR + 2.75%) 7.106% 3/28/2031 (i)(j)	8,242	8,267
MidAmerican Energy Co. 5.85% 9/15/2054	2,325	2,378
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	850	854
Northern States Power Co. 2.60% 6/1/2051	572	345
Pacific Gas and Electric Co. 3.15% 1/1/2026	42,725	42,433
Pacific Gas and Electric Co. 2.95% 3/1/2026	21,350	21,116
Pacific Gas and Electric Co. 5.45% 6/15/2027	4,214	4,269
Pacific Gas and Electric Co. 2.10% 8/1/2027	750	712
Pacific Gas and Electric Co. 3.30% 12/1/2027	18,970	18,329
Pacific Gas and Electric Co. 3.00% 6/15/2028	9,085	8,653
Pacific Gas and Electric Co. 3.75% 7/1/2028	11,090	10,768
Pacific Gas and Electric Co. 4.65% 8/1/2028	8,064	8,015
Pacific Gas and Electric Co. 4.55% 7/1/2030	60,641	59,508
Pacific Gas and Electric Co. 2.50% 2/1/2031	14,481	12,652
Pacific Gas and Electric Co. 3.25% 6/1/2031	7,828	7,077
Pacific Gas and Electric Co. 4.40% 3/1/2032	458	435
Pacific Gas and Electric Co. 5.90% 6/15/2032	10,213	10,519
Pacific Gas and Electric Co. 6.15% 1/15/2033	1,401	1,456
Pacific Gas and Electric Co. 6.40% 6/15/2033	43,548	45,971
Pacific Gas and Electric Co. 6.95% 3/15/2034	8,637	9,401
Pacific Gas and Electric Co. 5.80% 5/15/2034	7,860	7,982
Pacific Gas and Electric Co. 5.70% 3/1/2035	17,180	17,251
Pacific Gas and Electric Co. 6.00% 8/15/2035	9,810	10,009
Pacific Gas and Electric Co. 3.30% 8/1/2040	1,150	842
Pacific Gas and Electric Co. 3.75% 8/15/2042	9,685	7,027
Pacific Gas and Electric Co. 4.95% 7/1/2050	13,370	11,065
Pacific Gas and Electric Co. 3.50% 8/1/2050	5,876	3,859
Pacific Gas and Electric Co. 6.70% 4/1/2053	5,290	5,429
Pacific Gas and Electric Co. 5.90% 10/1/2054	418	392
PacifiCorp 5.30% 2/15/2031	2,275	2,336
PacifiCorp 5.45% 2/15/2034	17,945	18,102
PacifiCorp 3.30% 3/15/2051	4,948	3,166
PacifiCorp 2.90% 6/15/2052	7,169	4,231
PacifiCorp 5.35% 12/1/2053	13,392	11,968
PacifiCorp 5.50% 5/15/2054	13,053	11,953
PacifiCorp 5.80% 1/15/2055	19,436	18,503
PG&E Corp. 5.00% 7/1/2028	55,565	54,258
PG&E Corp. 5.25% 7/1/2030	69,345	66,576
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (k)	41,205	39,865
Progress Energy, Inc. 7.00% 10/30/2031	3,750	4,198
Southern California Edison Co. 3.70% 8/1/2025	450	450
Southern California Edison Co. 5.65% 10/1/2028	638	653
Southern California Edison Co. 4.20% 3/1/2029	6,337	6,206

26	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Southern California Edison Co. 2.85% 8/1/2029	USD9,116	$8,449
Southern California Edison Co. 5.25% 3/15/2030	27,932	28,177
Southern California Edison Co. 2.25% 6/1/2030	354	312
Southern California Edison Co. 5.45% 6/1/2031	8,900	9,068
Southern California Edison Co. 2.75% 2/1/2032	1,953	1,694
Southern California Edison Co. 5.95% 11/1/2032	3,057	3,167
Southern California Edison Co. 5.20% 6/1/2034	425	417
Southern California Edison Co. 5.45% 3/1/2035	3,958	3,946
Southern California Edison Co. 5.75% 4/1/2035	3,100	3,154
Southern California Edison Co. 5.35% 7/15/2035	17,439	17,030
Southern California Edison Co. 5.625% 2/1/2036	16,750	16,445
Southern California Edison Co. 4.50% 9/1/2040	12,607	10,840
Southern California Edison Co. 3.60% 2/1/2045	8,000	5,584
Southern California Edison Co. 3.65% 2/1/2050	3,895	2,659
Southern California Edison Co. 5.90% 3/1/2055	1,825	1,721
Southern California Edison Co. 6.20% 9/15/2055	10,180	10,026
Southern Co. (The) 4.25% 7/1/2036	1,300	1,186
Southwestern Electric Power Co. 1.65% 3/15/2026	4,900	4,814
Talen Energy Supply, LLC 8.625% 6/1/2030 (g)	13,294	14,135
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.808% 5/17/2030 (i)(j)	16,777	16,832
Union Electric Co. 5.125% 3/15/2055	350	320
Virginia Electric & Power 2.40% 3/30/2032	3,525	3,073
Wisconsin Power and Light Co. 3.65% 4/1/2050	350	250
Xcel Energy, Inc. 2.60% 12/1/2029	3,000	2,773
Xcel Energy, Inc. 2.35% 11/15/2031	2,525	2,178
Xcel Energy, Inc. 5.50% 3/15/2034	955	970
Xcel Energy, Inc. 5.60% 4/15/2035	2,380	2,426
		1,041,975

Consumer staples 0.61%
7-Eleven, Inc. 0.95% 2/10/2026 (g)	3,950	3,872
Albertsons Cos., Inc. 4.625% 1/15/2027 (g)	310	308
Albertsons Cos., Inc. 4.875% 2/15/2030 (g)	7,700	7,515
Altria Group, Inc. 5.80% 2/14/2039	16,525	16,711
Amer Sports Co. 6.75% 2/16/2031 (g)	7,135	7,428
Anheuser-Busch InBev Worldwide, Inc. 4.95% 1/15/2042	6,817	6,394
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,085	2,051
B&G Foods, Inc. 5.25% 9/15/2027	27,125	24,115
B&G Foods, Inc. 8.00% 9/15/2028 (g)	18,650	17,461
BAT Capital Corp. 3.557% 8/15/2027	500	491
BAT Capital Corp. 2.259% 3/25/2028	2,250	2,126
BAT Capital Corp. 6.343% 8/2/2030	1,837	1,970
BAT Capital Corp. 5.834% 2/20/2031	2,643	2,769
BAT Capital Corp. 6.421% 8/2/2033	2,828	3,068
BAT Capital Corp. 5.625% 8/15/2035	12,972	13,185
BAT Capital Corp. 4.54% 8/15/2047	1,333	1,082
BAT International Finance PLC 1.668% 3/25/2026	3,050	2,991
Campbell’s Co. (The) 4.75% 3/23/2035	1,611	1,541
Campbell’s Co. (The) 5.25% 10/13/2054	264	238
Central Garden & Pet Co. 4.125% 10/15/2030	40,146	37,779
Central Garden & Pet Co. 4.125% 4/30/2031 (g)	33,145	30,750
Coca-Cola Co. 4.65% 8/14/2034	2,898	2,903
Constellation Brands, Inc. 4.40% 11/15/2025	1,930	1,928
Constellation Brands, Inc. 4.80% 5/1/2030	331	333
Constellation Brands, Inc. 2.25% 8/1/2031	3,713	3,220
Coty, Inc. 5.00% 4/15/2026 (g)	561	561
Coty, Inc. 4.75% 1/15/2029 (g)	10,624	10,432
Coty, Inc. 6.625% 7/15/2030 (g)	4,156	4,275
Darling Ingredients, Inc. 5.25% 4/15/2027 (g)	19,295	19,285
Darling Ingredients, Inc. 6.00% 6/15/2030 (g)	47,150	47,500
Energizer Holdings, Inc. 4.375% 3/31/2029 (g)	17,615	16,722
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (g)	15,815	16,731
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (g)	18,730	19,840
Fiesta Purchaser, Inc., Term Loan, (3-month USD CME Term SOFR + 3.25%) 7.606% 2/12/2031 (i)(j)	4,935	4,950
Imperial Brands Finance PLC 4.50% 6/30/2028 (g)	4,616	4,608

The Income Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Imperial Brands Finance PLC 5.625% 7/1/2035 (g)	USD5,050	$5,058
Imperial Brands Finance PLC 6.375% 7/1/2055 (g)	3,664	3,700
Ingles Markets, Inc. 4.00% 6/15/2031 (g)	25,700	23,951
J. M. Smucker Co. (The) 5.90% 11/15/2028	7,370	7,705
J. M. Smucker Co. (The) 6.20% 11/15/2033	5,195	5,557
J. M. Smucker Co. (The) 6.50% 11/15/2043	708	753
J. M. Smucker Co. (The) 6.50% 11/15/2053	3,099	3,318
Kroger Co. 5.00% 9/15/2034	6,865	6,794
Kroger Co. 5.50% 9/15/2054	3,130	2,956
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (g)	43,025	40,972
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (g)	7,345	6,869
Mars, Inc. 4.80% 3/1/2030 (g)	5,126	5,178
Mars, Inc. 5.00% 3/1/2032 (g)	7,790	7,866
Mars, Inc. 5.70% 5/1/2055 (g)	13,113	12,951
Mondelez International, Inc. 5.125% 5/6/2035	6,229	6,247
Opal Bidco SAS 6.50% 3/31/2032 (g)	18,010	18,202
Performance Food Group, Inc. 5.50% 10/15/2027 (g)	12,980	12,970
Performance Food Group, Inc. 4.25% 8/1/2029 (g)	12,645	12,168
Performance Food Group, Inc. 6.125% 9/15/2032 (g)	11,310	11,499
Philip Morris International, Inc. 5.125% 11/17/2027	5,947	6,043
Philip Morris International, Inc. 4.875% 2/15/2028	18,750	18,988
Philip Morris International, Inc. 4.625% 11/1/2029	10,794	10,857
Philip Morris International, Inc. 5.625% 11/17/2029	2,850	2,975
Philip Morris International, Inc. 5.125% 2/15/2030	10,323	10,573
Philip Morris International, Inc. 4.375% 4/30/2030	4,911	4,879
Philip Morris International, Inc. 1.75% 11/1/2030	8,486	7,376
Philip Morris International, Inc. 5.125% 2/13/2031	3,982	4,068
Philip Morris International, Inc. 4.75% 11/1/2031	10,044	10,059
Philip Morris International, Inc. 4.90% 11/1/2034	10,955	10,817
Philip Morris International, Inc. 4.875% 4/30/2035	3,667	3,594
Post Holdings, Inc. 5.50% 12/15/2029 (g)	20,825	20,657
Post Holdings, Inc. 4.625% 4/15/2030 (g)	62,941	60,185
Post Holdings, Inc. 6.25% 2/15/2032 (g)	8,961	9,140
Prestige Brands, Inc. 5.125% 1/15/2028 (g)	8,162	8,100
Prestige Brands, Inc. 3.75% 4/1/2031 (g)	8,045	7,369
Reynolds American, Inc. 5.70% 8/15/2035	3,130	3,196
Reynolds American, Inc. 5.85% 8/15/2045	3,900	3,781
TreeHouse Foods, Inc. 4.00% 9/1/2028	30,260	28,018
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.106% 5/1/2031 (i)(j)	16,682	16,848
US Foods, Inc. 4.625% 6/1/2030 (g)	20,951	20,207
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	18,165	17,910
		817,487

Municipals 0.00%
Texas Combined Tirz I, LLC 0% 12/7/2062 (c)(g)	3,338	3,338
Total corporate bonds, notes & loans		21,516,596
Mortgage-backed obligations 4.25%
Federal agency mortgage-backed obligations 3.32%
Fannie Mae Pool #AD8191 4.00% 9/1/2025 (m)	1	1
Fannie Mae Pool #AI6180 4.00% 7/1/2026 (m)	8	8
Fannie Mae Pool #AL2940 3.50% 11/1/2027 (m)	36	36
Fannie Mae Pool #AL8347 4.00% 3/1/2029 (m)	5	5
Fannie Mae Pool #FM8013 5.50% 4/1/2031 (m)	50	50
Fannie Mae Pool #BM1231 3.50% 11/1/2031 (m)	45	45
Fannie Mae Pool #BJ5674 3.00% 1/1/2033 (m)	93	90
Fannie Mae Pool #254767 5.50% 6/1/2033 (m)	66	68
Fannie Mae Pool #BJ6249 4.00% 9/1/2033 (m)	80	79
Fannie Mae Pool #MA3541 4.00% 12/1/2033 (m)	84	84
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (m)	5	5
Fannie Mae Pool #MA3611 4.00% 3/1/2034 (m)	36	35
Fannie Mae Pool #735228 5.50% 2/1/2035 (m)	59	61
Fannie Mae Pool #878099 6.00% 4/1/2036 (m)	105	110
Fannie Mae Pool #880426 6.00% 4/1/2036 (m)	49	51

28	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #256308 6.00% 7/1/2036 (m)	USD101	$106
Fannie Mae Pool #888795 5.50% 11/1/2036 (m)	408	419
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (m)	8,305	7,799
Fannie Mae Pool #BE4703 3.00% 12/1/2036 (m)	469	437
Fannie Mae Pool #936999 6.00% 7/1/2037 (m)	295	307
Fannie Mae Pool #945832 6.50% 8/1/2037 (m)	51	54
Fannie Mae Pool #888637 6.00% 9/1/2037 (m)	668	699
Fannie Mae Pool #950991 6.00% 10/1/2037 (m)	213	221
Fannie Mae Pool #995674 6.00% 5/1/2038 (m)	369	387
Fannie Mae Pool #929964 6.00% 9/1/2038 (m)	220	230
Fannie Mae Pool #AE0967 3.50% 6/1/2039 (m)	62	58
Fannie Mae Pool #AC0479 6.00% 9/1/2039 (m)	137	142
Fannie Mae Pool #AE0443 6.50% 10/1/2039 (m)	82	86
Fannie Mae Pool #932274 4.50% 12/1/2039 (m)	3,293	3,243
Fannie Mae Pool #AD4927 5.00% 6/1/2040 (m)	1,017	1,023
Fannie Mae Pool #AE4483 4.00% 9/1/2040 (m)	898	862
Fannie Mae Pool #AE8073 4.00% 12/1/2040 (m)	78	75
Fannie Mae Pool #AE0828 3.50% 2/1/2041 (m)	26	24
Fannie Mae Pool #AB2470 4.50% 3/1/2041 (m)	9	9
Fannie Mae Pool #AI3422 5.00% 5/1/2041 (m)	36	36
Fannie Mae Pool #AI4836 5.00% 6/1/2041 (m)	34	34
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (m)	9,875	8,431
Fannie Mae Pool #AI5571 5.00% 7/1/2041 (m)	33	33
Fannie Mae Pool #AI8482 5.00% 8/1/2041 (m)	33	33
Fannie Mae Pool #AJ0257 4.00% 9/1/2041 (m)	27	26
Fannie Mae Pool #AJ4154 4.00% 11/1/2041 (m)	81	78
Fannie Mae Pool #AB4050 4.00% 12/1/2041 (m)	148	142
Fannie Mae Pool #AJ4189 4.00% 12/1/2041 (m)	88	84
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (m)	33,130	27,082
Fannie Mae Pool #890407 4.00% 2/1/2042 (m)	213	205
Fannie Mae Pool #AL2745 4.00% 3/1/2042 (m)	617	591
Fannie Mae Pool #AB5377 3.50% 6/1/2042 (m)	9,506	8,839
Fannie Mae Pool #AO9140 3.50% 7/1/2042 (m)	3,200	2,969
Fannie Mae Pool #AU3742 3.50% 8/1/2043 (m)	1,889	1,752
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (m)	1,073	1,025
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (m)	722	690
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (m)	708	677
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (m)	22,479	20,726
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (m)	3,333	3,081
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (m)	7,456	6,869
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (m)	1,221	1,086
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (m)	1,494	1,328
Fannie Mae Pool #947661 6.50% 10/1/2047 (m)	28	29
Fannie Mae Pool #947554 7.00% 10/1/2047 (m)	128	135
Fannie Mae Pool #920015 7.00% 10/1/2047 (m)	33	35
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (m)	258	235
Fannie Mae Pool #CA0854 3.50% 12/1/2047 (m)	4,736	4,317
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (m)	2,557	2,475
Fannie Mae Pool #FM7341 4.00% 3/1/2048 (m)	23	22
Fannie Mae Pool #CA1542 4.00% 4/1/2048 (m)	4,201	3,948
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (m)	7,055	6,194
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (m)	5,408	4,897
Fannie Mae Pool #FM1784 4.00% 9/1/2048 (m)	5,790	5,440
Fannie Mae Pool #CA3184 4.00% 3/1/2049 (m)	8,087	7,585
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (m)	1,487	1,309
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (m)	992	875
Fannie Mae Pool #CA3814 3.50% 7/1/2049 (m)	25,684	23,559
Fannie Mae Pool #CA3976 4.00% 8/1/2049 (m)	44,304	41,484
Fannie Mae Pool #FM1668 4.00% 8/1/2049 (m)	4,926	4,614
Fannie Mae Pool #CA4112 3.50% 9/1/2049 (m)	28,279	25,939
Fannie Mae Pool #FM1589 3.50% 9/1/2049 (m)	2,425	2,193
Fannie Mae Pool #BO3491 2.50% 10/1/2049 (m)	46	38
Fannie Mae Pool #CA4432 4.00% 10/1/2049 (m)	5,109	4,774
Fannie Mae Pool #FM1954 3.50% 11/1/2049 (m)	3,817	3,452
Fannie Mae Pool #CA4802 3.50% 12/1/2049 (m)	20,994	19,154
Fannie Mae Pool #CA4804 3.50% 12/1/2049 (m)	18,324	16,662

The Income Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM2092 3.50% 12/1/2049 (m)	USD10,716	$9,750
Fannie Mae Pool #BN7443 2.50% 3/1/2050 (m)	54	45
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (m)	1,952	1,604
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (m)	14,696	12,244
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (m)	6,700	5,508
Fannie Mae Pool #BP5474 2.50% 6/1/2050 (m)	5,872	4,827
Fannie Mae Pool #BP5502 2.50% 6/1/2050 (m)	2,313	1,902
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (m)	2,015	1,656
Fannie Mae Pool #BP5482 2.50% 6/1/2050 (m)	481	396
Fannie Mae Pool #BP8762 2.50% 7/1/2050 (m)	3,398	2,793
Fannie Mae Pool #FM3720 2.50% 7/1/2050 (m)	1,833	1,506
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (m)	2,579	2,220
Fannie Mae Pool #FM3920 2.50% 8/1/2050 (m)	8,164	6,712
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (m)	1,894	1,557
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (m)	642	537
Fannie Mae Pool #BQ0212 2.50% 8/1/2050 (m)	461	379
Fannie Mae Pool #FM4021 2.50% 8/1/2050 (m)	360	296
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (m)	1,438	1,238
Fannie Mae Pool #MA4119 2.00% 9/1/2050 (m)	11,757	9,295
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (m)	2,543	2,089
Fannie Mae Pool #BQ1844 2.50% 9/1/2050 (m)	240	197
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (m)	83	68
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (m)	347	300
Fannie Mae Pool #CA7278 2.50% 10/1/2050 (m)	1,736	1,428
Fannie Mae Pool #FM4377 2.50% 10/1/2050 (m)	822	676
Fannie Mae Pool #FM5313 2.50% 10/1/2050 (m)	33	27
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (m)	2,359	2,031
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (m)	16,717	13,908
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (m)	8,277	6,925
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (m)	1,451	1,192
Fannie Mae Pool #BQ7514 2.50% 11/1/2050 (m)	19	16
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (m)	4,478	3,947
Fannie Mae Pool #CA8130 2.50% 12/1/2050 (m)	14,025	11,625
Fannie Mae Pool #BQ9058 2.50% 12/1/2050 (m)	2,087	1,714
Fannie Mae Pool #CA8026 2.50% 12/1/2050 (m)	542	447
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (m)	7,369	6,494
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (m)	1,582	1,362
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (m)	203	196
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (m)	11,966	9,438
Fannie Mae Pool #CA8601 2.50% 1/1/2051 (m)	41,374	34,294
Fannie Mae Pool #CA8480 2.50% 1/1/2051 (m)	30,055	25,169
Fannie Mae Pool #FM5608 2.50% 1/1/2051 (m)	5,476	4,496
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (m)	2,733	2,243
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (m)	35,332	29,479
Fannie Mae Pool #FM5713 2.50% 2/1/2051 (m)	2,055	1,699
Fannie Mae Pool #CA9233 2.50% 2/1/2051 (m)	1,895	1,557
Fannie Mae Pool #CA9291 2.50% 2/1/2051 (m)	1,009	828
Fannie Mae Pool #FM5975 2.50% 2/1/2051 (m)	350	288
Fannie Mae Pool #CA9302 3.00% 2/1/2051 (m)	9,738	8,588
Fannie Mae Pool #CA8969 3.00% 2/1/2051 (m)	3,155	2,747
Fannie Mae Pool #CA8968 3.00% 2/1/2051 (m)	632	549
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (m)	4,843	3,974
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (m)	3,120	2,560
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (m)	1,582	1,241
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (m)	5,869	4,816
Fannie Mae Pool #FM7093 2.50% 4/1/2051 (m)	2,112	1,733
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (m)	1,850	1,519
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (m)	964	798
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (m)	570	468
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (m)	10,624	9,183
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (m)	1,302	1,125
Fannie Mae Pool #MA4325 2.00% 5/1/2051 (m)	167,314	131,678
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (m)	5,308	4,356
Fannie Mae Pool #FM7527 2.50% 5/1/2051 (m)	2,422	1,987
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (m)	1,243	1,020
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (m)	287	235

30	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BT1364 3.00% 5/1/2051 (m)	USD1,451	$1,254
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (m)	3,340	2,740
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (m)	843	692
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (m)	964	833
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (m)	77	60
Fannie Mae Pool #CB1004 2.50% 7/1/2051 (m)	7,358	6,038
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (m)	3,328	2,731
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (m)	2,612	2,143
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (m)	865	710
Fannie Mae Pool #CB1050 2.50% 7/1/2051 (m)	460	380
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (m)	19,384	15,905
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (m)	1,123	978
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (m)	7,123	5,844
Fannie Mae Pool #FM8436 2.50% 9/1/2051 (m)	3,849	3,158
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (m)	3,297	2,705
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (m)	1,960	1,608
Fannie Mae Pool #BT9828 2.50% 9/1/2051 (m)	1,742	1,429
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (m)	1,622	1,331
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (m)	1,194	984
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (m)	1,000	821
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (m)	2,852	2,340
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (m)	1,508	1,238
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (m)	2,080	1,798
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (m)	12,692	9,980
Fannie Mae Pool #FM9515 2.50% 11/1/2051 (m)	1,788	1,474
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (m)	2,478	2,125
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (m)	1,614	1,267
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (m)	4,009	3,345
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (m)	3,983	3,309
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (m)	2,460	2,019
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (m)	1,926	1,605
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (m)	1,920	1,602
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (m)	1,529	1,275
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (m)	895	745
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (m)	1,607	1,262
Fannie Mae Pool #BV0291 2.00% 1/1/2052 (m)	1,191	933
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (m)	2,782	2,283
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (m)	2,478	2,034
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (m)	2,316	1,900
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (m)	1,830	1,504
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (m)	1,343	1,102
Fannie Mae Pool #FS8108 2.50% 1/1/2052 (m)	365	303
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (m)	13,016	10,205
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (m)	2,069	1,625
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (m)	808	633
Fannie Mae Pool #FS5034 2.50% 2/1/2052 (m)	2,380	1,953
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (m)	2,034	1,670
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (m)	54,313	47,342
Fannie Mae Pool #FS1194 3.00% 2/1/2052 (m)	10,559	9,232
Fannie Mae Pool #BV1089 4.00% 2/1/2052 (m)	42	39
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (m)	1,261	988
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (m)	1,223	960
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (m)	857	671
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (m)	832	654
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (m)	5,000	4,103
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (m)	1,934	1,589
Fannie Mae Pool #BV4040 2.50% 3/1/2052 (m)	404	334
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (m)	49	40
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (m)	1,365	1,072
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (m)	651	511
Fannie Mae Pool #FS1629 2.50% 4/1/2052 (m)	1,500	1,231
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (m)	302	248
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (m)	46	38
Fannie Mae Pool #MA4579 3.00% 4/1/2052 (m)	6,619	5,679
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (m)	314	290
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (m)	1,349	1,109

The Income Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (m)	USD733	$602
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (m)	710	585
Fannie Mae Pool #CB3607 3.50% 5/1/2052 (m)	336	301
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (m)	1,589	1,246
Fannie Mae Pool #FS7944 2.50% 6/1/2052 (m)	2,112	1,733
Fannie Mae Pool #BW7323 2.50% 6/1/2052 (m)	1,433	1,181
Fannie Mae Pool #BV7255 3.50% 6/1/2052 (m)	32	29
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (m)	11,478	10,615
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (m)	643	595
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (m)	3,295	2,582
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (m)	989	813
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (m)	110	90
Fannie Mae Pool #BW6043 2.50% 7/1/2052 (m)	30	25
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (m)	3,048	2,819
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (m)	917	753
Fannie Mae Pool #MA4768 2.50% 9/1/2052 (m)	30	25
Fannie Mae Pool #CB4548 4.00% 9/1/2052 (m)	4,319	3,993
Fannie Mae Pool #BW9347 4.50% 9/1/2052 (m)	30,871	29,353
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (m)	740	703
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (m)	14,867	14,624
Fannie Mae Pool #MA4824 2.50% 10/1/2052 (m)	72	59
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (m)	42	41
Fannie Mae Pool #MA4803 3.50% 11/1/2052 (m)	8,925	7,989
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (m)	3,509	3,337
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (m)	3,546	3,546
Fannie Mae Pool #FS4947 4.00% 1/1/2053 (m)	673	622
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (m)	1,786	1,698
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (m)	500	499
Fannie Mae Pool #FS8509 3.50% 3/1/2053 (m)	82,796	74,120
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (m)	1,539	1,542
Fannie Mae Pool #MA5000 3.50% 4/1/2053 (m)	1,871	1,675
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (m)	4,406	4,186
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (m)	4,398	4,299
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (m)	1,463	1,352
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (m)	1,719	1,687
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (m)	194	194
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (m)	87	86
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (m)	172	168
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (m)	460	459
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (m)	312	311
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (m)	2,164	2,253
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (m)	781	809
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (m)	571	594
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (m)	5,565	4,369
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (m)	40	33
Fannie Mae Pool #MA5131 3.50% 7/1/2053 (m)	32	28
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (m)	18,929	17,995
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (m)	1,173	1,169
Fannie Mae Pool #MA5105 4.50% 8/1/2053 (m)	21,534	20,465
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (m)	18,755	18,695
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (m)	9,031	9,008
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (m)	755	768
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (m)	17,342	17,296
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (m)	538	537
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (m)	5,940	6,033
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (m)	861	858
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (m)	1,118	1,137
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (m)	7,715	7,827
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (m)	15,815	16,335
Fannie Mae Pool #MA5283 4.00% 2/1/2054 (m)	24,472	22,592
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (m)	979	903
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (m)	7,836	7,961
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (m)	4,672	4,825
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (m)	2,370	2,371
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (m)	1,237	1,234
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (m)	3,560	3,645

32	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (m)	USD33	$33
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (m)	16,414	16,374
Fannie Mae Pool #MA5328 6.00% 4/1/2054 (m)	2	2
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (m)	1,186	1,183
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (m)	23,467	23,377
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (m)	3,149	3,151
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (m)	2,268	2,317
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (m)	1,283	1,302
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (m)	407	414
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (m)	374	383
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (m)	65	67
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (m)	10,464	10,434
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (m)	10,241	10,211
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (m)	1,223	1,219
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (m)	16,387	16,628
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (m)	2,006	2,038
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (m)	1,559	1,588
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (m)	1,086	1,112
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (m)	904	918
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (m)	315	321
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (m)	78,998	80,165
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (m)	4,193	4,254
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (m)	911	930
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (m)	519	528
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (m)	442	449
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (m)	370	377
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (m)	301	306
Fannie Mae Pool #DB4468 6.00% 8/1/2054 (m)	191	194
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (m)	163	167
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (m)	129	132
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (m)	123	126
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (m)	1,514	1,575
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (m)	21,852	21,768
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (m)	3,845	3,848
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (m)	483	481
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (m)	2,590	2,628
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (m)	1,324	1,343
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (m)	912	930
Fannie Mae Pool #MA5497 5.50% 10/1/2054 (m)	2,909	2,895
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (m)	6,408	6,501
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (m)	1,499	1,522
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (m)	48,222	46,971
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (m)	9,451	9,409
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (m)	772	734
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (m)	289	275
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (m)	17,551	17,097
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (m)	1,770	1,726
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (m)	2,204	2,197
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (m)	27,197	27,592
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (m)	7,010	7,111
Fannie Mae Pool #BU5233 6.00% 12/1/2054 (m)	5,173	5,258
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (m)	1,211	1,228
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (m)	267	247
Fannie Mae Pool #MB0294 4.00% 1/1/2055 (m)	155	143
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (m)	3,027	2,952
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (m)	2,510	2,499
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (m)	10,696	10,853
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (m)	6,460	6,553
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (m)	15,718	16,222
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (m)	10,710	11,110
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (m)	51,561	52,314
Fannie Mae Pool #DD2501 6.00% 2/1/2055 (m)	784	796
Fannie Mae Pool #FA1000 7.00% 2/1/2055 (m)	20,695	21,762
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (m)	1,986	1,833
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (m)	2,297	2,180
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (m)	9,839	9,793

The Income Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (m)	USD16,599	$16,837
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (m)	921	850
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (m)	2,424	2,300
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (m)	35,483	36,002
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (m)	2,043	2,072
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (m)	1,989	2,017
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (m)	12,991	12,653
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (m)	37,908	38,449
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (m)	27,270	26,558
Fannie Mae Pool #DE2033 6.00% 6/1/2055 (m)	41	41
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (m)	10,887	11,043
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (m)	6,474	6,567
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (m)	105	107
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (m)	3,473	3,216
Fannie Mae Pool #BF0167 3.00% 2/1/2057 (m)	716	618
Fannie Mae Pool #BF0264 3.50% 5/1/2058 (m)	10,438	9,319
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (m)	53,857	45,939
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (m)	18,208	17,461
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (m)	12,681	10,814
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (m)	11,182	8,784
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (m)	4,536	3,795
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (m)	686	574
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (m)	24,348	21,402
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (m)	4,467	4,098
Fannie Mae, Series 2007-24, Class P, 6.00% 3/25/2037 (m)	112	118
Fannie Mae, Series 2007-33, Class HE, 5.50% 4/25/2037 (m)	241	251
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (m)	47	48
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (m)	68	71
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (m)	71	72
Fannie Mae, Series 2002-W1, Class 2A, 4.435% 2/25/2042 (i)(m)	161	161
FARM Mortgage Trust, Series 2024-1, Class A1, 4.702% 10/1/2053 (g)(i)(m)	2,902	2,846
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.195% 8/1/2054 (g)(i)(m)	4,541	4,523
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A, 5.195% 8/1/2054 (g)(i)(m)	2,990	2,949
Freddie Mac Pool #J38387 3.00% 1/1/2033 (m)	21	20
Freddie Mac Pool #G04805 4.50% 12/1/2035 (m)	1,711	1,693
Freddie Mac Pool #K93772 3.00% 12/1/2036 (m)	296	276
Freddie Mac Pool #K93766 3.00% 12/1/2036 (m)	287	268
Freddie Mac Pool #G04553 6.50% 9/1/2038 (m)	200	212
Freddie Mac Pool #G08353 4.50% 7/1/2039 (m)	152	150
Freddie Mac Pool #A87892 5.00% 8/1/2039 (m)	374	382
Freddie Mac Pool #A87873 5.00% 8/1/2039 (m)	151	151
Freddie Mac Pool #G05937 4.50% 8/1/2040 (m)	3,489	3,451
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (m)	27,449	23,575
Freddie Mac Pool #A96488 5.00% 1/1/2041 (m)	13	13
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (m)	24,541	20,970
Freddie Mac Pool #Q02849 4.50% 8/1/2041 (m)	198	194
Freddie Mac Pool #Q02676 4.50% 8/1/2041 (m)	147	143
Freddie Mac Pool #G07189 4.50% 3/1/2042 (m)	329	325
Freddie Mac Pool #G07221 4.50% 6/1/2042 (m)	526	520
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (m)	1,046	1,002
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (m)	792	758
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (m)	4,036	3,629
Freddie Mac Pool #G60559 4.00% 4/1/2046 (m)	4,734	4,462
Freddie Mac Pool #Q41090 4.50% 6/1/2046 (m)	520	506
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (m)	1,021	993
Freddie Mac Pool #V82662 4.00% 10/1/2046 (m)	3,033	2,857
Freddie Mac Pool #Q44400 4.00% 11/1/2046 (m)	2,744	2,585
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (m)	5,722	5,362
Freddie Mac Pool #G61733 3.00% 12/1/2047 (m)	5,236	4,639
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (m)	3,651	3,430
Freddie Mac Pool #G61628 3.50% 9/1/2048 (m)	473	433
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (m)	310	300
Freddie Mac Pool #SD0045 4.50% 11/1/2048 (m)	14,278	13,828
Freddie Mac Pool #ZN3568 4.50% 2/1/2049 (m)	7	7
Freddie Mac Pool #SD7503 3.50% 8/1/2049 (m)	2,752	2,509
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (m)	11,284	10,326

34	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QA4396 2.50% 11/1/2049 (m)	USD16	$13
Freddie Mac Pool #RA1744 4.00% 11/1/2049 (m)	18,854	17,636
Freddie Mac Pool #QA5125 3.50% 12/1/2049 (m)	15,472	14,116
Freddie Mac Pool #RA2854 2.50% 6/1/2050 (m)	252	207
Freddie Mac Pool #RA3022 2.50% 6/1/2050 (m)	45	38
Freddie Mac Pool #QB1397 2.50% 7/1/2050 (m)	2,292	1,885
Freddie Mac Pool #RA3054 2.50% 7/1/2050 (m)	1,306	1,073
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (m)	197	162
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (m)	344	298
Freddie Mac Pool #QB3745 2.50% 9/1/2050 (m)	394	327
Freddie Mac Pool #RA3515 2.50% 9/1/2050 (m)	109	90
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (m)	2,714	2,349
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (m)	12,375	10,395
Freddie Mac Pool #RA3771 2.50% 10/1/2050 (m)	7,205	5,923
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (m)	46,086	36,363
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (m)	18,422	14,681
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (m)	9,166	7,586
Freddie Mac Pool #QB5662 2.50% 11/1/2050 (m)	1,012	839
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (m)	60	49
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (m)	13,605	11,187
Freddie Mac Pool #RA4179 2.50% 12/1/2050 (m)	1,882	1,548
Freddie Mac Pool #RA4216 2.50% 12/1/2050 (m)	19	16
Freddie Mac Pool #QB7147 2.50% 1/1/2051 (m)	285	235
Freddie Mac Pool #SD0554 2.50% 3/1/2051 (m)	2,188	1,796
Freddie Mac Pool #QC1187 2.50% 4/1/2051 (m)	1,910	1,567
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (m)	869	714
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (m)	294	241
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (m)	9,995	7,945
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (m)	52	41
Freddie Mac Pool #QC1292 2.50% 5/1/2051 (m)	2,978	2,452
Freddie Mac Pool #SI2106 2.50% 5/1/2051 (m)	263	217
Freddie Mac Pool #RA5286 2.50% 5/1/2051 (m)	57	47
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (m)	1,689	1,459
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (m)	1,663	1,365
Freddie Mac Pool #QC4006 2.50% 6/1/2051 (m)	498	408
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (m)	4,785	3,929
Freddie Mac Pool #RA5559 2.50% 7/1/2051 (m)	3,768	3,091
Freddie Mac Pool #QC3551 2.50% 7/1/2051 (m)	914	755
Freddie Mac Pool #QC4225 2.50% 7/1/2051 (m)	468	387
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (m)	599	524
Freddie Mac Pool #QC5575 2.50% 8/1/2051 (m)	79	65
Freddie Mac Pool #SD8166 2.00% 9/1/2051 (m)	780	613
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (m)	4,231	3,472
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (m)	3,402	2,844
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (m)	1,776	1,458
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (m)	1,073	882
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (m)	520	434
Freddie Mac Pool #QC6761 2.50% 9/1/2051 (m)	109	89
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (m)	22,765	19,811
Freddie Mac Pool #QC6456 3.00% 9/1/2051 (m)	4,273	3,661
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (m)	1,650	1,426
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (m)	11,594	9,513
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (m)	1,350	1,108
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (m)	4,272	3,691
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (m)	1,407	1,225
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (m)	2,042	1,601
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (m)	1,769	1,529
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (m)	805	633
Freddie Mac Pool #QD2074 2.00% 12/1/2051 (m)	27	22
Freddie Mac Pool #QD2621 2.50% 12/1/2051 (m)	3,495	2,868
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (m)	3,360	2,792
Freddie Mac Pool #QD3226 2.50% 12/1/2051 (m)	657	539
Freddie Mac Pool #SD8183 2.50% 12/1/2051 (m)	175	144
Freddie Mac Pool #SD5712 2.50% 1/1/2052 (m)	2,641	2,179
Freddie Mac Pool #RA6652 2.50% 1/1/2052 (m)	565	465
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (m)	122	102

The Income Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD7551 3.00% 1/1/2052 (m)	USD52,358	$45,511
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (m)	421	366
Freddie Mac Pool #SD0803 3.00% 1/1/2052 (m)	338	292
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (m)	823	646
Freddie Mac Pool #QD6848 2.50% 2/1/2052 (m)	1,355	1,112
Freddie Mac Pool #QD7187 2.50% 2/1/2052 (m)	784	643
Freddie Mac Pool #QE0849 2.50% 2/1/2052 (m)	457	375
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (m)	5,058	4,556
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (m)	4,188	3,283
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (m)	2,749	2,157
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (m)	1,595	1,253
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (m)	912	714
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (m)	170	133
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (m)	2,978	2,444
Freddie Mac Pool #QE0957 2.50% 3/1/2052 (m)	169	140
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (m)	84	69
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (m)	5,137	4,472
Freddie Mac Pool #RA6909 3.50% 3/1/2052 (m)	27	24
Freddie Mac Pool #RA6945 3.50% 3/1/2052 (m)	26	23
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (m)	1,257	987
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (m)	936	733
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (m)	8,066	6,619
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (m)	1,803	1,505
Freddie Mac Pool #RA7177 2.50% 4/1/2052 (m)	267	219
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (m)	182	149
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (m)	170	140
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (m)	157	129
Freddie Mac Pool #QE0777 3.50% 4/1/2052 (m)	498	446
Freddie Mac Pool #QE1079 3.50% 4/1/2052 (m)	54	48
Freddie Mac Pool #QD9838 3.50% 4/1/2052 (m)	33	30
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (m)	588	483
Freddie Mac Pool #SD1099 2.50% 5/1/2052 (m)	129	107
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (m)	9,243	7,930
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (m)	830	683
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (m)	8,115	6,954
Freddie Mac Pool #SD8224 2.50% 7/1/2052 (m)	318	261
Freddie Mac Pool #SD3416 2.50% 7/1/2052 (m)	279	229
Freddie Mac Pool #SL0012 3.50% 7/1/2052 (m)	33	30
Freddie Mac Pool #QE8971 3.50% 7/1/2052 (m)	31	28
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (m)	4,957	4,581
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (m)	757	594
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (m)	9,312	8,069
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (m)	208	198
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (m)	941	895
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (m)	241	229
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (m)	140	133
Freddie Mac Pool #QF0103 5.00% 9/1/2052 (m)	85,064	83,174
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (m)	2,331	2,285
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (m)	7,974	7,373
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (m)	1,367	1,300
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (m)	93	88
Freddie Mac Pool #SD8273 3.50% 11/1/2052 (m)	29,667	26,556
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (m)	12,919	12,642
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (m)	533	521
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (m)	17,612	17,562
Freddie Mac Pool #SD8327 3.50% 4/1/2053 (m)	390	349
Freddie Mac Pool #QG2913 4.50% 4/1/2053 (m)	839	797
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (m)	2,648	2,599
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (m)	94	90
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (m)	2,937	2,871
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (m)	883	861
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (m)	1,395	1,392
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (m)	1,028	1,069
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (m)	887	922
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (m)	839	878
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (m)	831	868

36	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (m)	USD579	$606
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (m)	455	475
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (m)	286	296
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (m)	250	264
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (m)	76	75
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (m)	5,347	5,334
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (m)	914	911
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (m)	319	327
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (m)	3,525	3,516
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (m)	3,251	3,242
Freddie Mac Pool #QG9628 5.50% 8/1/2053 (m)	2,828	2,819
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (m)	1,941	1,936
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (m)	206	205
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (m)	3,219	3,274
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (m)	9,648	9,799
Freddie Mac Pool #SD8390 4.00% 11/1/2053 (m)	952	879
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (m)	9,430	9,213
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (m)	26,547	26,465
Freddie Mac Pool #SD4816 2.50% 1/1/2054 (m)	114	94
Freddie Mac Pool #SD5856 3.50% 1/1/2054 (m)	12,297	11,008
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (m)	6,554	6,659
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (m)	81	83
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (m)	493	510
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (m)	680	678
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (m)	4,856	4,930
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (m)	2,358	2,348
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (m)	396	397
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (m)	296	295
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (m)	1,661	1,697
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (m)	187	190
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (m)	370	376
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (m)	234	239
Freddie Mac Pool #SD5334 7.00% 5/1/2054 (m)	18,507	19,460
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (m)	1,918	1,920
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (m)	2,832	2,893
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (m)	1,996	2,040
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (m)	94	96
Freddie Mac Pool #QI9074 6.00% 6/1/2054 (m)	95	96
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (m)	23,216	23,126
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (m)	5,101	5,086
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (m)	2,736	2,725
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (m)	3,285	3,370
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (m)	2,383	2,422
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (m)	1,517	1,539
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (m)	960	983
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (m)	816	829
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (m)	336	342
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (m)	1,024	1,021
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (m)	650	648
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (m)	592	591
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (m)	104	104
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (m)	5,222	5,298
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (m)	3,621	3,707
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (m)	1,448	1,469
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (m)	1,224	1,244
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (m)	572	583
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (m)	415	421
Freddie Mac Pool #QJ1576 6.50% 8/1/2054 (m)	3,475	3,592
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (m)	672	698
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (m)	559	581
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (m)	321	332
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (m)	2,169	2,175
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (m)	1,765	1,760
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (m)	983	980
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (m)	742	744
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (m)	667	665

The Income Fund of America	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (m)	USD1,984	$2,017
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (m)	1,079	1,101
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (m)	1,005	1,029
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (m)	938	961
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (m)	821	833
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (m)	604	614
Freddie Mac Pool #SD6404 6.50% 9/1/2054 (m)	9,171	9,487
Freddie Mac Pool #QJ5643 6.50% 9/1/2054 (m)	3,437	3,555
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (m)	323	334
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (m)	224	232
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (m)	114	118
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (m)	2,476	2,415
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (m)	38,497	38,324
Freddie Mac Pool #SL1418 6.00% 10/1/2054 (m)	636	645
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (m)	11,685	11,382
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (m)	45,720	45,515
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (m)	9,190	9,163
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (m)	4,074	4,058
Freddie Mac Pool #RJ2845 6.00% 11/1/2054 (m)	2,498	2,539
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (m)	1,498	1,521
Freddie Mac Pool #SD8489 4.50% 12/1/2054 (m)	28,898	27,435
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (m)	15,855	15,444
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (m)	10,153	9,899
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (m)	6,012	5,861
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (m)	1,514	1,477
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (m)	499	487
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (m)	6,075	6,048
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (m)	1,865	1,860
Freddie Mac Pool #QX1233 6.00% 12/1/2054 (m)	500	507
Freddie Mac Pool #QX1087 6.00% 12/1/2054 (m)	368	373
Freddie Mac Pool #RJ4072 4.00% 1/1/2055 (m)	185	171
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (m)	1,785	1,777
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (m)	4,840	4,909
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (m)	2,154	2,190
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (m)	876	896
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (m)	615	628
Freddie Mac Pool #QX3576 6.00% 1/1/2055 (m)	380	386
Freddie Mac Pool #RJ3241 6.50% 1/1/2055 (m)	13,347	13,900
Freddie Mac Pool #SD8510 3.50% 2/1/2055 (m)	1,514	1,354
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (m)	2,598	2,466
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (m)	5,012	4,989
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (m)	7,598	7,709
Freddie Mac Pool #SL0588 3.50% 3/1/2055 (m)	947	848
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (m)	3,335	3,383
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (m)	1,308	1,326
Freddie Mac Pool #QX9923 6.00% 3/1/2055 (m)	117	119
Freddie Mac Pool #QY3684 3.50% 4/1/2055 (m)	687	615
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (m)	5,630	5,483
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (m)	14,198	14,412
Freddie Mac Pool #QY0236 6.00% 4/1/2055 (m)	13,008	13,194
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (m)	12,684	12,867
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (m)	9,364	9,500
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (m)	1,942	1,969
Freddie Mac Pool #QX9672 6.00% 4/1/2055 (m)	476	483
Freddie Mac Pool #SD8537 3.50% 5/1/2055 (m)	489	437
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (m)	11,908	11,598
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (m)	24,090	23,976
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (m)	86,097	87,326
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (m)	16,137	16,367
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (m)	765	776
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (m)	704	714
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (m)	619	572
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (m)	27,086	26,379
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (m)	23,976	23,863
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (m)	135,237	137,169
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (m)	12,405	12,582

38	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036 (m)	USD241	$251
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037 (m)	176	183
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (m)	104	109
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (m)	21,362	22,165
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (i)(m)	1,701	1,592
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056 (m)	262	243
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (i)(m)	1,725	1,631
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (m)	2,680	2,493
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (i)(m)	2,587	2,411
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (i)(m)	492	442
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (m)	404	362
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057 (m)	805	773
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058 (m)	4,879	4,661
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (m)	3,594	3,319
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (m)	1,815	1,758
Government National Mortgage Assn. 4.00% 8/1/2055 (m)(n)	888	818
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (m)	256	247
Government National Mortgage Assn. Pool #BD3903 4.00% 1/20/2048 (m)	4,233	3,921
Government National Mortgage Assn. Pool #BE3194 4.00% 1/20/2048 (m)	924	857
Government National Mortgage Assn. Pool #MA5192 4.00% 5/20/2048 (m)	3,146	2,947
Government National Mortgage Assn. Pool #MA6217 2.50% 10/20/2049 (m)	27	23
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (m)	49,163	39,732
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (m)	33,428	28,148
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (m)	863	727
Government National Mortgage Assn. Pool #MA8150 4.00% 7/20/2052 (m)	21	19
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (m)	2,665	2,477
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052 (m)	1,641	1,524
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (m)	24,256	23,129
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (m)	4,685	4,467
Government National Mortgage Assn. Pool #MA9722 4.00% 6/20/2054 (m)	1,725	1,591
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (m)	4,544	3,362
Uniform Mortgage-Backed Security 2.00% 8/1/2055 (m)(n)	4,935	3,862
Uniform Mortgage-Backed Security 2.50% 8/1/2055 (m)(n)	13,258	10,866
Uniform Mortgage-Backed Security 3.00% 8/1/2055 (m)(n)	2,500	2,140
Uniform Mortgage-Backed Security 4.50% 8/1/2055 (m)(n)	10	10
Uniform Mortgage-Backed Security 5.00% 8/1/2055 (m)(n)	15,793	15,373
Uniform Mortgage-Backed Security 5.50% 8/1/2055 (m)(n)	25,848	25,715
Uniform Mortgage-Backed Security 6.00% 8/1/2055 (m)(n)	69,512	70,484
Uniform Mortgage-Backed Security 6.50% 8/1/2055 (m)(n)	336,404	347,024
Uniform Mortgage-Backed Security 2.50% 9/1/2055 (m)(n)	43,279	35,483
Uniform Mortgage-Backed Security 4.00% 9/1/2055 (m)(n)	2,468	2,275
Uniform Mortgage-Backed Security 6.50% 9/1/2055 (m)(n)	271,975	280,295
Uniform Mortgage-Backed Security 7.00% 9/1/2055 (m)(n)	41,852	43,917
		4,446,128

Commercial mortgage-backed securities 0.59%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 6.085% 6/15/2040 (g)(i)(m)	14,910	15,019
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (g)(m)	11,195	10,761
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (g)(m)	5,897	5,599
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2042 (g)(m)	1,704	1,564
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (g)(m)	1,463	1,357
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (g)(m)	1,386	1,299
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.034% 7/15/2041 (g)(i)(m)	1,566	1,574
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029 (g)(i)(m)	7,871	7,960
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034 (i)(m)	1,532	1,523
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (m)	1,810	1,767
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (m)	240	232
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (m)	2,230	2,147
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (m)	1,135	1,144
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (m)	10,734	11,261
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (i)(m)	3,328	3,539
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (m)	7,320	7,554
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (m)	2,190	2,279
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (i)(m)	6,459	6,746

The Income Fund of America	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (i)(m)	USD3,040	$3,159
Bank Commercial Mortgage Trust, Series 2025-BNK49, Class A5, 5.623% 3/15/2058 (i)(m)	11,109	11,581
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (m)	16,947	17,648
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061 (m)	480	470
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (m)	294	286
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061 (i)(m)	5,772	5,720
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (m)	5,655	5,277
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (m)	3,260	3,084
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (m)	3,772	3,388
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (i)(m)	780	763
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (m)	5,296	5,426
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (i)(m)	3,200	3,399
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (m)	2,906	2,986
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (i)(m)	5,718	5,594
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051 (m)	4,806	4,717
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (m)	5,996	5,852
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (m)	3,146	2,779
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (i)(m)	3,037	3,004
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (m)	3,351	3,455
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (i)(m)	930	961
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (m)	983	1,002
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (m)	2,702	2,811
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2058 (m)	11,006	11,424
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2058 (m)	5,802	6,024
BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.834% 8/15/2026 (g)(i)(m)	7,416	7,426
BFLD Trust, Series 24-WRHS, Class B, (1-month USD CME Term SOFR + 1.99%) 6.392% 8/15/2026 (g)(i)(m)	5,065	5,074
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (i)(m)	3,460	3,452
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (m)	1,962	2,037
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (i)(m)	11,120	11,469
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (i)(m)	2,300	2,373
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (m)	17,244	17,931
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (i)(m)	9,284	9,672
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.263% 8/15/2041 (g)(i)(m)	8,000	8,048
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.635% 12/15/2039 (g)(i)(m)	8,120	8,152
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 5.984% 12/15/2039 (g)(i)(m)	1,533	1,539
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.784% 11/15/2026 (g)(i)(m)	12,373	12,424
BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 6.084% 11/15/2026 (g)(i)(m)	3,363	3,374
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.784% 4/15/2029 (g)(i)(m)	9,468	9,508
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.883% 5/15/2034 (g)(i)(m)	3,493	3,499
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.045% 9/15/2034 (g)(i)(m)	9,347	9,329
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.156% 9/15/2036 (g)(i)(m)	7,386	7,374
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.406% 9/15/2036 (g)(i)(m)	213	213
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.355% 10/15/2036 (g)(i)(m)	11,621	11,621
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.753% 10/15/2036 (g)(i)(m)	9,946	9,950
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.833% 4/15/2037 (g)(i)(m)	6,186	6,195
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.126% 6/15/2038 (g)(i)(m)	6,112	6,111
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.326% 6/15/2038 (g)(i)(m)	1,790	1,790
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.556% 6/15/2038 (g)(i)(m)	1,616	1,616
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.306% 11/15/2038 (g)(i)(m)	9,008	9,011
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.332% 2/15/2039 (g)(i)(m)	12,167	12,164
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.033% 8/15/2039 (g)(i)(m)	26,485	26,612
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (g)(i)(m)	17,828	17,994
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.884% 11/15/2041 (g)(i)(m)	10,869	10,912
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 6.234% 11/15/2041 (g)(i)(m)	4,935	4,957
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.233% 7/15/2041 (g)(i)(m)	4,768	4,783
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.682% 7/15/2041 (g)(i)(m)	5,091	5,111
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.984% 8/15/2041 (g)(i)(m)	12,536	12,547
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (g)(i)(m)	8,114	8,331
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (m)	1,440	1,424
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049 (m)	350	344
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050 (i)(m)	450	431
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040 (g)(m)	6,864	7,149
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040 (g)(m)	3,537	3,708

40	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/10/2040 (g)(i)(m)	USD2,720	$2,859
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (m)	400	392
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (g)(i)(m)	10,371	10,371
ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039 (g)(i)(m)	2,190	2,207
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039 (g)(i)(m)	1,928	1,943
ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039 (g)(i)(m)	880	886
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.536% 7/15/2038 (g)(i)(m)	3,871	3,876
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.836% 7/15/2038 (g)(i)(m)	3,533	3,539
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.156% 7/15/2038 (g)(i)(m)	3,690	3,699
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.706% 7/15/2038 (g)(i)(m)	1,619	1,623
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037 (g)(m)	6,761	6,693
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039 (g)(m)	4,143	4,102
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.792% 12/15/2029 (g)(i)(m)	6,068	6,087
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.153% 8/15/2039 (g)(i)(m)	8,000	8,032
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.033% 5/15/2041 (g)(i)(m)	19,885	20,004
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/15/2038 (g)(i)(m)	2,632	2,623
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041 (g)(i)(m)	3,831	3,829
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (m)	940	912
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (m)	240	233
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (m)	6,571	5,909
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.735% 3/15/2042 (g)(i)(m)	10,765	10,780
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 6.084% 3/15/2042 (g)(i)(m)	1,617	1,620
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.382% 3/15/2042 (g)(i)(m)	422	423
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.903% 3/15/2042 (g)(i)(m)	1,901	1,906
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.632% 3/15/2042 (g)(i)(m)	5,388	5,285
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (g)(i)(m)	7,802	7,932
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (g)(i)(m)	591	597
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (g)(i)(m)	26,828	27,529
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041 (g)(m)	2,450	2,352
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (m)	1,510	1,469
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (m)	560	542
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (g)(m)	3,421	3,119
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (g)(m)	1,165	1,043
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039 (g)(i)(m)	328	280
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (i)(m)	4,810	4,728
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.935% 11/15/2039 (g)(i)(m)	3,453	3,462
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (g)(m)	15,628	14,743
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.257% 4/15/2038 (g)(i)(m)	785	786
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (m)	210	206
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (m)	2,795	2,727
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (m)	580	572
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (m)	21,684	22,367
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048 (m)	1,000	986
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.918% 4/15/2055 (i)(m)	590	544
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 8.20% 7/25/2054 (g)(i)(m)	2,427	2,531
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.75% 5/25/2055 (g)(i)(m)	1,443	1,450
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 7.45% 5/25/2055 (g)(i)(m)	2,583	2,598
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (g)(i)(m)	613	632
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.734% 5/15/2039 (g)(i)(m)	12,566	12,581
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.083% 5/15/2039 (g)(i)(m)	486	485

The Income Fund of America	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (g)(m)	USD5,645	$4,941
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.187% 11/15/2038 (g)(i)(m)	8,066	8,068
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.342% 1/15/2039 (g)(i)(m)	19,555	19,514
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.785% 3/15/2042 (g)(i)(m)	18,296	18,233
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.834% 11/15/2041 (g)(i)(m)	7,000	7,021
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 6.184% 11/15/2041 (g)(i)(m)	2,743	2,754
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 6.583% 11/15/2041 (g)(i)(m)	672	676
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048 (m)	1,475	1,471
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049 (m)	185	181
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (m)	6,015	5,923
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (m)	2,405	2,254
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (i)(m)	2,580	2,428
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (m)	690	719
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 1/15/2059 (m)	150	148
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (m)	480	472
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.131% 11/15/2027 (g)(i)(m)	13,994	14,058
		794,745

Collateralized mortgage-backed obligations (privately originated) 0.34%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (g)(k)(m)	13,975	13,966
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (g)(i)(m)	1,862	1,670
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (g)(m)	189	180
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (g)(k)(m)	3,274	3,153
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (g)(i)(m)	1,396	1,307
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (g)(i)(m)	1,186	1,160
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (g)(k)(m)	1,963	1,975
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (g)(k)(m)	889	891
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028) (g)(k)(m)	5,499	5,503
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (g)(k)(m)	1,653	1,659
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (g)(i)(m)	224	222
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (g)(i)(m)	18,814	18,366
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (g)(k)(m)	599	587
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064 (g)(i)(m)	5,371	4,713
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064 (g)(i)(m)	3,411	3,010
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (g)(i)(m)	2,089	2,067
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (g)(k)(m)	5,976	5,903
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (g)(i)(m)	291	271
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (g)(k)(m)	1,013	1,026
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (g)(k)(m)	6,247	6,241
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (g)(i)(m)	1,807	1,618
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.75% 12/25/2042 (g)(i)(m)	2,652	2,712
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 5.85% 10/25/2043 (g)(i)(m)	1,837	1,844
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.40% 1/25/2044 (g)(i)(m)	2,036	2,036
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.15% 1/25/2044 (g)(i)(m)	1,614	1,634
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 7.05% 1/25/2044 (g)(i)(m)	2,985	3,080
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.150% 2/25/2044 (g)(i)(m)	3,432	3,471
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.45% 5/25/2044 (g)(i)(m)	863	863
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.00% 5/25/2044 (g)(i)(m)	1,464	1,474

42	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 6.55% 5/25/2044 (g)(i)(m)	USD889	$904
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.95% 9/25/2044 (g)(i)(m)	1,098	1,104
Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.30% 1/25/2045 (g)(i)(m)	2,431	2,431
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.50% 2/25/2045 (g)(i)(m)	2,037	2,039
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 11/25/2035 (m)	1,593	829
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 4.331% 6/25/2047 (i)(m)	775	694
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (m)	223	225
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (g)(m)	14,406	13,872
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (g)(i)(m)	5,544	4,466
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (g)(i)(m)	6,185	4,991
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.50% 9/25/2042 (g)(i)(m)	690	696
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.70% 2/25/2044 (g)(i)(m)	3,138	3,154
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.55% 5/25/2044 (g)(i)(m)	2,669	2,677
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.60% 5/25/2044 (g)(i)(m)	11,222	11,275
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.35% 10/25/2044 (g)(i)(m)	1,231	1,231
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.40% 10/25/2044 (g)(i)(m)	1,798	1,799
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.80% 10/25/2044 (g)(i)(m)	1,142	1,145
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.45% 5/25/2045 (g)(i)(m)	1,419	1,421
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.55% 5/25/2045 (g)(i)(m)	2,566	2,571
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.714% 1/25/2050 (g)(i)(m)	4,360	4,774
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 9.264% 2/25/2050 (g)(i)(m)	5,790	6,366
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 14.464% 8/25/2050 (g)(i)(m)	5,306	7,018
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.812% 10/25/2050 (g)(i)(m)	7,758	10,776
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (g)(k)(m)	1,254	1,261
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (g)(k)(m)	1,214	1,180
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (g)(m)	5,418	5,213
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (g)(k)(m)	4,158	4,173
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.734% 5/25/2036 (i)(m)	1,047	1,010
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (g)(i)(m)	10,216	10,286
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 8/25/2050 (g)(i)(m)	461	412
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (g)(m)	819	819
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (g)(k)(m)	4,174	4,189
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (g)(i)(m)	2,356	2,399
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (g)(k)(m)	5,756	5,805
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (g)(k)(m)	7,187	7,217
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (g)(i)(m)	1,210	1,113
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.646% 3/25/2053 (g)(i)(m)	2,155	2,122
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (g)(k)(m)	4,314	4,321
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028) (g)(k)(m)	1,872	1,881
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.672% 4/25/2053 (g)(i)(m)	4,227	4,190
Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026) (g)(k)(m)	16,737	16,666
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (g)(k)(m)	15,647	15,578
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (g)(k)(m)	3,545	3,567
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (g)(k)(m)	3,084	3,117
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (g)(k)(m)	1,981	1,997
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (g)(k)(m)	9,885	9,953
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (g)(k)(m)	2,288	2,289

The Income Fund of America	43

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (g)(k)(m)	USD11,917	$11,951
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (g)(k)(m)	1,651	1,653
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (g)(i)(m)	1,768	1,780
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (g)(m)	3,581	3,345
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (g)(m)	5,129	5,004
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (g)(m)	2,625	2,557
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (g)(m)	4,993	4,768
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041 (g)(m)	3,617	3,440
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041 (g)(i)(m)	2,709	2,514
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (g)(i)(m)	1,671	1,579
Progress Residential Trust, Series 2025-SFR1, Class C, 3.65% 2/17/2042 (g)(m)	1,979	1,849
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (g)(m)	5,120	4,803
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2/25/2048 (g)(i)(m)	104	97
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.092% 10/17/2041 (g)(i)(m)	8,656	8,719
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.792% 2/17/2042 (g)(i)(m)	1,918	1,921
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.891% 5/25/2036 (i)(m)	917	520
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (g)(i)(m)	952	937
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (g)(i)(m)	988	980
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056 (g)(i)(m)	385	383
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058 (g)(i)(m)	758	749
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (g)(i)(m)	466	460
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (g)(m)	5,545	5,339
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.078% 7/25/2065 (g)(i)(m)	2,288	2,316
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (c)(g)	8,603	8,603
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041 (g)(m)	2,709	2,693
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041 (g)(m)	891	881
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (g)(m)	5,975	5,913
Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041 (g)(m)	2,609	2,595
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (g)(m)	13,425	13,173
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (g)(k)(m)	4,542	4,571
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027) (g)(k)(m)	1,446	1,444
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (g)(k)(m)	853	854
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (g)(k)(m)	4,215	4,235
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (g)(k)(m)	2,538	2,555
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (g)(k)(m)	7,245	7,317
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (g)(k)(m)	2,053	2,071
Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/2028) (g)(k)(m)	1,164	1,174
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (g)(k)(m)	1,610	1,627
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (g)(k)(m)	3,873	3,893
Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028) (g)(k)(m)	1,206	1,210
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028) (g)(k)(m)	5,128	5,102
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (g)(i)(m)	2,993	2,989
Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028) (g)(k)(m)	2,223	2,217
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (g)(i)(m)	2,942	2,939
VM Fund I, LLC 8.625% 1/15/2028 (c)(g)	11,536	11,363
		446,901
Total mortgage-backed obligations		5,687,774
U.S. Treasury bonds & notes 2.15%
U.S. Treasury 2.07%
U.S. Treasury 3.625% 5/15/2026	5,900	5,875
U.S. Treasury 4.50% 7/15/2026	4,000	4,012
U.S. Treasury 4.375% 7/31/2026	31,144	31,202
U.S. Treasury 4.625% 9/15/2026	24,603	24,734
U.S. Treasury 4.625% 10/15/2026	10,000	10,059
U.S. Treasury 4.625% 11/15/2026	3,000	3,020
U.S. Treasury 4.25% 12/31/2026	2,354	2,360
U.S. Treasury 4.125% 2/15/2027	7,000	7,010
U.S. Treasury 4.50% 4/15/2027	830	837
U.S. Treasury 3.75% 6/30/2027	418,850	417,305
U.S. Treasury 4.00% 12/15/2027	11,883	11,910
U.S. Treasury 3.875% 3/15/2028	27,000	26,997
U.S. Treasury 3.625% 3/31/2028	72	72

44	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.625% 5/31/2028	USD43,266	$42,964
U.S. Treasury 3.875% 7/15/2028	135,948	135,911
U.S. Treasury 4.125% 10/31/2029	169,500	170,787
U.S. Treasury 4.00% 2/28/2030	23,071	23,134
U.S. Treasury 3.875% 6/30/2030 (b)	452,133	450,534
U.S. Treasury 4.00% 7/31/2030	13,986	14,006
U.S. Treasury 4.875% 10/31/2030	34,810	36,268
U.S. Treasury 4.25% 2/28/2031	1,113	1,126
U.S. Treasury 4.125% 7/31/2031	38,862	38,995
U.S. Treasury 4.375% 1/31/2032	12,000	12,181
U.S. Treasury 4.125% 2/29/2032	14,000	14,010
U.S. Treasury 4.125% 3/31/2032	3,000	3,001
U.S. Treasury 4.00% 4/30/2032	9,500	9,430
U.S. Treasury 4.00% 6/30/2032	171,001	169,598
U.S. Treasury 4.125% 11/15/2032	1,433	1,430
U.S. Treasury 3.375% 5/15/2033	14,742	13,931
U.S. Treasury 4.375% 5/15/2034	109,371	110,051
U.S. Treasury 4.25% 11/15/2034	5,665	5,630
U.S. Treasury 4.625% 2/15/2035	25,400	25,950
U.S. Treasury 4.25% 5/15/2035 (o)	317,512	314,709
U.S. Treasury 1.375% 11/15/2040 (o)	12,006	7,604
U.S. Treasury 1.75% 8/15/2041	2,773	1,825
U.S. Treasury 2.00% 11/15/2041	11,924	8,130
U.S. Treasury 2.375% 2/15/2042	7,784	5,605
U.S. Treasury 2.875% 5/15/2043	16,000	12,202
U.S. Treasury 3.875% 5/15/2043	5,113	4,514
U.S. Treasury 4.75% 11/15/2043	42,316	41,768
U.S. Treasury 4.625% 5/15/2044	112,695	109,218
U.S. Treasury 4.125% 8/15/2044	7,000	6,336
U.S. Treasury 4.625% 11/15/2044	3,000	2,901
U.S. Treasury 4.75% 2/15/2045	3,500	3,439
U.S. Treasury 5.00% 5/15/2045	41,878	42,490
U.S. Treasury 2.875% 11/15/2046 (o)	4,532	3,297
U.S. Treasury 2.875% 5/15/2049	4,051	2,868
U.S. Treasury 4.00% 11/15/2052	4,747	4,090
U.S. Treasury 3.625% 2/15/2053	14,365	11,555
U.S. Treasury 4.75% 11/15/2053	4,600	4,489
U.S. Treasury 4.25% 2/15/2054 (o)	180,573	162,293
U.S. Treasury 4.625% 5/15/2054	291	278
U.S. Treasury 4.25% 8/15/2054	3,663	3,293
U.S. Treasury 4.50% 11/15/2054 (o)	2,000	1,876
U.S. Treasury 4.625% 2/15/2055	49,092	47,015
U.S. Treasury 4.75% 5/15/2055 (o)	142,100	138,936
		2,765,061

U.S. Treasury inflation-protected securities 0.08%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025 (p)	6,690	6,676
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (p)	24,987	23,618
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035 (p)	41,252	41,780
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (p)	43,728	39,279
		111,353
Total U.S. Treasury bonds & notes		2,876,414
Asset-backed obligations 1.36%
Auto loan 0.61%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (g)(m)	1,163	1,165
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (g)(m)	508	508
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (g)(m)	2,615	2,624
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030 (g)(m)	6,289	6,350
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (g)(m)	7,281	7,452
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (g)(m)	13,560	13,692
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030 (g)(m)	4,469	4,558
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (g)(m)	2,547	2,548
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (g)(m)	5,726	5,762

The Income Fund of America	45

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027 (m)	USD7,972	$7,837
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028 (m)	5,578	5,618
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (g)(m)	154	154
AutoNation Finance Trust 2025-1, Series 2025-1A, Class A2, 4.72% 4/10/2028 (g)(m)	679	680
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class D, 3.34% 8/20/2026 (g)(m)	1,417	1,414
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (g)(m)	25,617	25,377
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (g)(m)	1,453	1,442
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027 (g)(m)	4,605	4,582
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (g)(m)	29,959	29,167
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (g)(m)	1,699	1,651
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (g)(m)	551	535
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027 (g)(m)	5,000	4,891
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (g)(m)	10,793	10,972
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029 (g)(m)	12,400	12,697
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (g)(m)	23,741	24,577
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (g)(m)	3,150	3,293
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (g)(m)	7,930	8,129
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030 (g)(m)	1,507	1,547
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030 (g)(m)	8,000	8,174
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030 (g)(m)	1,671	1,703
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (g)(m)	5,108	5,148
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027 (m)	228	228
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (m)	720	720
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A2, 5.04% 2/15/2028 (m)	1,198	1,198
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (m)	3,945	3,954
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (m)	1,507	1,510
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (m)	1,509	1,509
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (m)	987	993
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (m)	4,610	4,691
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (m)	2,963	2,962
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030 (m)	5,300	5,283
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027 (m)	2,937	2,943
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (m)	15,202	15,335
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (m)	1,017	1,020
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (m)	2,153	2,183
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (m)	3,265	3,349
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (m)	157	152
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028 (m)	1,076	1,050
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027 (g)(m)	1,885	1,887
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (g)(m)	3,537	3,543
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027 (g)(m)	3,705	3,714
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (g)(m)	9,354	9,418
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (g)(m)	8,384	8,471
Chase Auto Owner Trust, Series 2024-1, Class A4, 5.05% 10/25/2029 (g)(m)	10,983	11,156
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028 (g)(m)	1,373	1,377
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (g)(m)	371	372
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (g)(m)	549	553
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (g)(m)	197	201
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030 (g)(m)	2,376	2,401
CPS Auto Receivables Trust, Series 2024-C, Class D, 6.22% 10/15/2030 (g)(m)	2,251	2,301
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (g)(m)	3,687	3,715
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (m)	1,830	1,835
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (m)	3,253	3,286
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027 (g)(m)	175	175
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (g)(m)	1,198	1,203
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (g)(m)	4,581	4,599
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (g)(m)	3,349	3,342
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (g)(m)	1,472	1,471
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (g)(m)	3,011	3,021
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (g)(m)	2,471	2,510
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030 (g)(m)	3,023	3,113
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027 (m)	3,464	3,414
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (m)	2,239	2,239
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (m)	1,013	1,019
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (m)	1,420	1,420
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (m)	3,084	3,089

46	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028 (m)	USD664	$664
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (m)	1,839	1,878
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70% 7/16/2029 (m)	3,616	3,650
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (m)	3,094	3,105
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (m)	3,191	3,208
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (m)	5,167	5,247
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030 (m)	1,480	1,492
Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98% 9/16/2030 (m)	4,746	4,832
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (m)	2,608	2,625
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (g)(m)	1,014	1,106
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031 (m)	6,311	6,348
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (m)	4,939	5,001
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029 (g)(m)	733	744
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029 (g)(m)	371	372
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (m)	1,053	1,058
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (g)(m)	13,385	13,733
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (g)(i)(m)	30,500	31,020
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (g)(m)	5,275	5,269
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (g)(m)	1,070	1,070
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028 (g)(m)	3,571	3,582
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028 (g)(m)	3,757	3,789
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (g)(m)	2,842	2,853
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029 (g)(m)	1,830	1,836
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (g)(m)	905	912
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (g)(m)	818	835
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (g)(m)	2,606	2,631
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (g)(m)	1,674	1,702
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030 (g)(m)	5,220	5,319
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030 (g)(m)	4,809	4,846
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030 (g)(m)	5,534	5,634
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031 (g)(m)	2,661	2,683
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (g)(m)	1,170	1,227
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (g)(m)	1,529	1,526
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (g)(m)	1,391	1,392
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (m)	1,447	1,449
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (g)(m)	17,961	18,760
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (g)(m)	11,802	11,859
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (m)	4,745	4,765
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (g)(m)	4,075	4,118
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026 (g)(m)	5,113	5,107
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (g)(m)	533	535
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (g)(m)	1,008	1,018
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (g)(m)	8,300	7,968
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (g)(m)	3,583	3,428
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (g)(m)	7,264	7,152
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (g)(m)	8,275	8,602
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (g)(m)	28,555	27,550
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (g)(m)	3,369	3,239
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (g)(m)	1,850	1,778
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (g)(m)	281	285
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (g)(m)	10,453	10,588
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (g)(m)	2,343	2,341
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (m)	1,279	1,282
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (g)(m)	1,603	1,610
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (m)	5,082	5,119
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027 (g)(m)	97	97
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (g)(m)	2,428	2,427
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (g)(m)	2,554	2,563
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (g)(m)	1,685	1,685
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (g)(m)	888	891
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (g)(m)	592	595
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (g)(m)	671	676
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027 (g)(m)	1,194	1,194
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029 (g)(m)	1,492	1,504
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (g)(m)	845	862
Santander Drive Auto Receivables Trust, Series 2024-3, Class A2, 5.91% 6/15/2027 (m)	7	7

The Income Fund of America	47

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027 (m)	USD681	$678
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027 (m)	432	433
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028 (m)	701	701
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (m)	1,067	1,068
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (m)	1,734	1,739
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (m)	1,548	1,548
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (m)	10,450	10,500
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (m)	9,527	9,634
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (m)	806	810
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (m)	6,069	6,159
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (m)	3,599	3,617
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (m)	745	754
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030 (m)	4,218	4,243
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031 (m)	2,657	2,658
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031 (m)	5,961	6,000
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032 (m)	5,140	5,160
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (g)(m)	5,842	5,854
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026 (g)(m)	345	345
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (g)(m)	2,493	2,506
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (g)(m)	2,455	2,456
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (g)(m)	6,871	6,910
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030 (g)(m)	1,034	1,054
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (g)(m)	5,178	5,193
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031 (g)(m)	1,637	1,676
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (g)(m)	1,561	1,561
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (m)	8,765	8,806
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (m)	3,718	3,756
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (g)(m)	1,853	1,854
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (g)(m)	894	894
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (g)(m)	579	582
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030 (g)(m)	1,295	1,311
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026 (g)(m)	302	301
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027 (g)(m)	1,908	1,903
Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.85% 9/15/2027 (g)(m)	933	933
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (g)(m)	9,570	9,572
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (g)(m)	753	754
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (g)(m)	3,350	3,357
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (g)(m)	2,455	2,456
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (g)(m)	5,588	5,618
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (g)(m)	3,579	3,624
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (g)(m)	2,094	2,112
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (g)(m)	1,993	2,047
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (g)(m)	2,813	2,860
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (g)(m)	11,381	11,383
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029 (g)(m)	7,423	7,434
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030 (g)(m)	8,000	8,093
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030 (g)(m)	8,000	8,014
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030 (g)(m)	2,826	2,866
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (g)(m)	3,143	3,173
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039 (g)(m)	6,084	6,136
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (g)(m)	6,313	6,344
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (g)(m)	6,181	6,215
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (m)	3,026	3,031
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (m)	7,476	7,502
		818,603

Other asset-backed securities 0.54%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (g)(m)	508	510
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (g)(m)	16,219	16,214
Affirm Master Trust, 2025-2A, Class A, 4.67% 7/15/2033 (g)(m)	1,269	1,270
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (g)(m)	6,099	6,123
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029 (g)(m)	137	137
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (g)(m)	1,228	1,228
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (g)(m)	14,873	15,034
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (g)(m)	1,794	1,824

48	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (g)(m)	USD5,603	$5,696
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (g)(m)	190	187
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (g)(m)	6,320	5,914
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (g)(m)	959	906
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (g)(m)	1,281	1,283
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (g)(m)	333	336
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (g)(m)	243	247
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (g)(m)	2,532	2,527
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (g)(m)	3,651	3,689
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (g)(m)	10,408	9,610
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (g)(m)	6,394	5,909
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (g)(m)	12,736	11,995
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (g)(m)	353	347
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (g)(m)	9,560	9,653
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.504% 2/15/2050 (g)(m)	4,567	4,595
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (g)(m)	23,958	20,674
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (g)(m)	5,778	4,898
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (g)(m)	5,327	4,161
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (g)(m)	567	437
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (g)(m)	16,887	14,054
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (g)(m)	2,847	2,211
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (g)(m)	23,129	22,395
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (g)(m)	19,138	18,288
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (g)(m)	917	917
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (g)(m)	2,690	2,498
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (g)(m)	1,662	1,539
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (g)(m)	6,883	6,397
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (g)(m)	10,794	9,881
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (g)(m)	419	383
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (m)	2,610	2,616
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (g)(m)	5,367	5,404
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA, (1-month USD CME Term SOFR + 0.254%) 4.596% 1/15/2037 (i)(m)	171	163
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA, (1-month USD CME Term SOFR + 0.264%) 4.606% 2/15/2037 (i)(m)	286	269
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026 (m)	165	165
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (m)	6,421	6,472
Dell Equipment Finance Trust, Series 2025-1, Class A2, 4.68% 7/22/2027 (g)(m)	1,500	1,504
Dext ABS, Series 2023-1, Class A2, 5.99% 3/15/2032 (g)(m)	5,385	5,402
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (g)(m)	1,545	1,551
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (g)(m)	1,718	1,746
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031 (g)(m)	844	870
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (g)(m)	980	898
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (g)(m)	8,325	8,409
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (g)(m)	6,299	6,306
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (g)(m)	2,648	2,491
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (g)(m)	1,163	1,068
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (g)(m)	88	80
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (g)(m)	5,668	5,397
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (g)(m)	10,459	9,918
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (g)(m)	18,087	16,719
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (g)(m)	15,524	14,458
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (g)(m)	1,457	1,345
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027 (g)(m)	618	620
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (g)(m)	528	533
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (g)(m)	5,589	5,592
HPEFS Equipment Trust, Series 2025-1A, Class A2, 4.49% 9/20/2032 (g)(m)	1,500	1,500
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (m)	4,612	4,645
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (g)(m)	14,029	13,196
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (g)(m)	71,561	58,943
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (g)(m)	1,007	1,010
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (g)(m)	801	796
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (g)(m)	6,348	6,293
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (g)(m)	6,497	6,457

The Income Fund of America	49

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (g)(m)	USD2,644	$2,661
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (g)(m)	1,952	1,959
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027 (g)(m)	431	431
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (g)(m)	13,351	13,425
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036 (m)	4,926	4,639
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (g)(m)	2,469	2,508
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 6.042% 9/15/2039 (g)(i)(m)	1,814	1,821
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (g)(m)	2,223	2,207
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034 (g)(m)	817	832
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034 (g)(m)	712	721
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (g)(m)	303	309
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049 (g)(m)	3,985	3,988
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (g)(m)	6,698	6,261
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (g)(m)	1,233	1,154
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (g)(m)	7,811	7,294
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (g)(m)	7,997	7,673
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (g)(m)	3,049	2,994
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (g)(m)	2,519	2,399
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (g)(m)	2,477	2,361
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (g)(m)	8,310	8,200
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (g)(m)	9,811	9,683
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (g)(m)	17,198	17,448
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054 (g)(m)	17,198	17,546
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (g)(m)	2,045	1,976
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (m)	6,264	6,328
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/18/2031 (m)	6,813	6,890
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (g)(m)	3,232	3,049
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (g)(m)	4,245	4,051
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (g)(m)	5,544	5,182
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (g)(m)	1,021	963
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (g)(m)	9,685	8,899
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (g)(m)	417	383
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (g)(m)	13,256	12,329
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (g)(m)	6,876	6,851
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (g)(m)	5,377	5,063
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (g)(m)	4,253	3,836
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (g)(m)	153	137
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049 (g)(m)	241	243
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (g)(m)	12,824	12,901
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (g)(m)	18,426	17,116
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (g)(m)	10,105	9,242
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (g)(m)	386	349
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (g)(m)	1,081	1,082
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (g)(m)	2,062	2,090
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (m)	8,584	8,599
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026) (k)(m)	17,018	17,019
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (m)	19,500	19,833
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (g)(m)	20,266	20,525
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032 (g)(m)	3,127	3,190
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (g)(m)	14,830	14,984
Volvo Financial Equipment, LLC, Series 2024-1A, Class A2, 4.56% 5/17/2027 (g)(m)	923	923
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (g)(m)	3,263	3,261
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (g)(m)	1,347	1,346
		723,957

Collateralized loan obligations 0.13%
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 6.855% 1/19/2033 (g)(i)(m)	2,780	2,790
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.425% 1/20/2033 (g)(i)(m)	5,391	5,399
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.722% 2/20/2036 (g)(i)(m)	19,810	19,859
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 5.254% 5/17/2031 (g)(i)(m)	3,826	3,821
Battalion CLO, Ltd., Series 2018-12A, Class BRR, (3-month USD CME Term SOFR + 1.20%) 5.524% 5/17/2031 (g)(i)(m)	4,961	4,955

50	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Flatiron CLO, Ltd., Series 2024-1, Class A1, (3-month USD CME Term SOFR + 1.32%) 5.638% 7/15/2036 (g)(i)(m)	USD7,932	$7,944
Fortress Credit BSL, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.375% 10/20/2032 (g)(i)(m)	1,192	1,192
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 5.422% 7/20/2035 (g)(i)(m)	4,964	4,966
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.976% 7/20/2035 (g)(i)(m)	3,001	3,004
Harbor Park CLO, Ltd., Series 2018-1, Class CR, (3-month USD CME Term SOFR + 2.05%) 6.375% 1/20/2031 (g)(i)(m)	2,834	2,839
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 5.525% 4/20/2032 (g)(i)(m)	4,642	4,645
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 6.175% 4/20/2032 (g)(i)(m)	3,826	3,837
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.568% 7/15/2036 (g)(i)(m)	6,466	6,472
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 5.275% 1/20/2033 (g)(i)(m)	17,404	17,325
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.359% 7/23/2032 (g)(i)(m)	6,920	6,914
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.55% 7/25/2030 (g)(i)(m)	2,489	2,490
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.379% 10/15/2029 (g)(i)(m)	35	35
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 5.979% 10/15/2029 (g)(i)(m)	8,409	8,415
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.318% 1/15/2033 (g)(i)(m)	12,531	12,511
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 5.768% 1/15/2033 (g)(i)(m)	9,460	9,459
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 6.018% 1/15/2033 (g)(i)(m)	3,000	2,997
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.818% 1/15/2033 (g)(i)(m)	2,814	2,820
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.519% 10/15/2030 (g)(i)(m)	1,355	1,355
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.668% 7/15/2037 (g)(i)(m)	6,482	6,499
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.525% 1/20/2032 (g)(i)(m)	1,064	1,065
Trinitas CLO, Ltd., Series 2018-9A, Class BRRR, (3-month USD CME Term SOFR + 1.70%) 6.025% 1/20/2032 (g)(i)(m)	4,000	4,004
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.515% 1/20/2037 (g)(i)(m)	4,700	4,700
Venture CDO, Ltd., CLO, Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.717% 4/20/2032 (g)(i)(m)	1,781	1,783
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.518% 10/15/2031 (g)(i)(m)	4,133	4,133
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 6.118% 10/15/2031 (g)(i)(m)	3,478	3,486
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.525% 10/20/2030 (g)(i)(m)	525	525
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 6.125% 10/20/2030 (g)(i)(m)	8,000	8,013
		170,252

Credit card 0.05%
American Express Credit Account Master Trust, Series 2025-4, Class A, 4.30% 7/15/2030 (m)	1,740	1,748
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (g)(m)	15,750	15,678
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (g)(m)	8,495	8,443
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (g)(m)	5,620	5,590
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (m)	7,565	7,667
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (m)	8,016	8,152
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (g)(m)	1,414	1,423
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (g)(m)	1,198	1,205
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029 (g)(m)	4,000	4,046
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (g)(m)	1,554	1,552
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (m)	17,652	17,728
		73,232

The Income Fund of America	51

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)

Student loan 0.03%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (g)(m)	USD5,423	$5,451
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (g)(m)	4,937	4,476
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (g)(m)	7,125	6,388
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (g)(m)	8,918	8,329
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (g)(m)	4,859	4,568
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (g)(m)	8,458	7,934
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (g)(m)	2,061	2,077
		39,223
Total asset-backed obligations		1,825,267
Bonds & notes of governments & government agencies outside the U.S. 0.27%
Mexico 0.20%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (g)	149,683	150,544
United Mexican States 6.00% 5/13/2030	4,490	4,646
United Mexican States 4.75% 4/27/2032	7,815	7,428
United Mexican States 4.875% 5/19/2033	3,912	3,681
United Mexican States 3.50% 2/12/2034	17,988	15,110
United Mexican States 6.00% 5/7/2036	58,740	57,727
United Mexican States 6.875% 5/13/2037	13,455	13,919
United Mexican States 6.625% 1/29/2038	8,000	8,062
United Mexican States 7.375% 5/13/2055	6,745	6,967
United Mexican States 3.771% 5/24/2061	5,180	3,043
		271,127

Colombia 0.02%
Colombia (Republic of) 7.50% 2/2/2034	9,656	9,820
Colombia (Republic of) 8.00% 11/14/2035	14,314	14,708
		24,528

Peru 0.01%
Peru (Republic of) 1.862% 12/1/2032	8,550	6,890
Peru (Republic of) 5.875% 8/8/2054	3,665	3,540
Peru (Republic of) 2.78% 12/1/2060	12,800	6,826
		17,256

Canada 0.01%
OMERS Finance Trust 3.50% 4/19/2032 (g)	7,941	7,503
OMERS Finance Trust 4.00% 4/19/2052 (g)	7,941	6,091
		13,594

Panama 0.01%
Panama (Republic of) 7.50% 3/1/2031	4,015	4,311
Panama (Republic of) 2.252% 9/29/2032	8,741	6,720
		11,031

Morocco 0.01%
Morocco (Kingdom of) 3.00% 12/15/2032 (g)	6,000	5,110
Morocco (Kingdom of) 4.00% 12/15/2050 (g)	6,000	4,141
		9,251

United Arab Emirates 0.01%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (g)	1,700	1,499
Abu Dhabi (Emirate of) 3.875% 4/16/2050 (g)	5,350	4,200
		5,699

52	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Hungary 0.00%
Hungary (Republic of) 5.375% 9/26/2030 (g)	USD2,225	$2,255
Total bonds & notes of governments & government agencies outside the U.S.		354,741
Municipals 0.26%
Arkansas 0.02%
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049 (g)	6,500	5,985
Dev. Fin. Auth., Industrial Dev. Rev. Green Bonds (Big River Steel Project), Series 2020, AMT, 4.75% 9/1/2049 (g)	27,070	25,150
		31,135

Illinois 0.20%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	28,045	27,495
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	120	118
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	54,555	50,518
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	11,385	10,648
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	23,140	22,803
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2026	110	112
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2026	100	101
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2028	650	684
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2028	800	841
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2029	300	314
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2029	550	575
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030	220	224
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2030	200	208
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2031	100	101
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2031	350	361
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2032	350	360
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2033	200	205
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	100	97
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2044	140	127
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	390	347
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	190	177
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2031	350	269
GO Bonds, Series 2013-B, 4.91% 4/1/2027	1,100	1,111
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	136,022	139,074
GO Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	2,904	3,052
GO Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 4/1/2035	3,461	3,652
GO Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 7/1/2035	250	271
		263,845

Massachusetts 0.00%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,100	7,257

The Income Fund of America	53

	Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Ohio 0.02%
	Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	USD26,995	$23,963

Wisconsin 0.02%
	Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	22,355	21,748
	Total municipals		347,948
	Total bonds, notes & other debt instruments (cost: $32,909,984,000)		32,608,740
	Short-term securities 7.06%	Shares
Money market investments 7.02%
	Capital Group Central Cash Fund 4.33% (a)(q)	93,965,474	9,395,608

Money market investments purchased with collateral from securities on loan 0.04%
	Capital Group Central Cash Fund 4.33% (a)(q)(r)	155,027	15,501
	Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.19% (q)(r)	6,300,000	6,300
	RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.25% (q)(r)	6,300,000	6,300
	Fidelity Investments Money Market Government Portfolio, Class I 4.22% (q)(r)	5,800,000	5,800
	Goldman Sachs Financial Square Government Fund, Institutional Shares 4.20% (q)(r)	4,600,000	4,600
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.22% (q)(r)	4,600,000	4,600
	BlackRock Liquidity Funds – FedFund, Institutional Shares 4.21% (q)(r)	2,900,000	2,900
	State Street Institutional U.S. Government Money Market Fund, Premier Class 4.25% (q)(r)	2,900,000	2,900
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.25% (q)(r)	2,832,951	2,833
			51,734
	Coupon rate	Principal amount (000)
Asset-backed obligations 0.00%
PEAC Solutions Receivables, LLC 2/20/2026 (g)(m)	4.592%	USD497	497
	Total short-term securities (cost: $9,448,345,000)		9,447,839
	Total investment securities 100.49% (cost: $102,738,371,000)		134,455,723
	Other assets less liabilities (0.49)%		(661,236)
	Net assets 100.00%		$133,794,487
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2025 (000)
3 Month SOFR Futures	Short	27,304	3/18/2026	USD(6,550,912)	$13,477
2 Year U.S. Treasury Note Futures	Long	25,922	10/3/2025	5,365,449	(14,627)
5 Year U.S. Treasury Note Futures	Long	27,858	10/3/2025	3,013,452	5,626
10 Year Ultra U.S. Treasury Note Futures	Long	5,252	9/30/2025	593,886	7,228
10 Year U.S. Treasury Note Futures	Long	4,857	9/30/2025	539,431	4,954
20 Year U.S. Treasury Bond Futures	Short	521	9/30/2025	(59,492)	(1,260)
30 Year Ultra U.S. Treasury Bond Futures	Long	4,448	9/30/2025	521,806	9,844
					$25,242

54	The Income Fund of America

Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 7/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.1215%	Annual	1/27/2030	USD80,000	$(1,773)	$—	$(1,773)
SOFR	Annual	4.0585%	Annual	2/5/2030	49,140	(965)	—	(965)
SOFR	Annual	4.041%	Annual	2/5/2030	110,700	(2,095)	—	(2,095)
SOFR	Annual	3.7045%	Annual	3/13/2030	54,640	(275)	—	(275)
SOFR	Annual	3.797%	Annual	3/31/2030	8,873	(80)	—	(80)
SOFR	Annual	3.794%	Annual	3/31/2030	16,957	(150)	—	(150)
SOFR	Annual	3.796%	Annual	3/31/2030	16,958	(152)	—	(152)
SOFR	Annual	3.7815%	Annual	3/31/2030	33,535	(279)	—	(279)
SOFR	Annual	3.6065%	Annual	5/12/2030	36,030	(29)	—	(29)
						$(5,798)	$—	$(5,798)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 7/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.4225%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,190,200	$6,987	$—	$6,987
15.09%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	593,000	6,336	—	6,336
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	514,950	3,406	—	3,406
14.37%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	412,730	2,163	—	2,163
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	61,361	402	—	402
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	276,670	(415)	—	(415)
							$18,879	$—	$18,879
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 7/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 7/31/2025 (000)
CDX.NA.HY.44	5.00%	Quarterly	6/20/2030	USD47,500	$(3,418)	$(2,909)	$(509)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	325,752	(7,041)	(4,174)	(2,867)
					$(10,459)	$(7,083)	$(3,376)
Investments in affiliates (a)

	Value at 8/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend or interest income (000)
Common stocks 0.66%
Financials 0.08%
Islandsbanki hf.	$75,545	$—	$569	$(96)	$27,681	$102,561	$4,925
Consumer staples 0.01%
Viva Wine Group AB (b)	19,375	—	—	—	(1,142)	18,233	733
Health care 0.03%
Rotech Healthcare, Inc. (c)(e)(f)	50,336	—	—	—	(9,441)	40,895	—

The Income Fund of America	55

Investments in affiliates (a) (continued)

	Value at 8/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 7/31/2025 (000)	Dividend or interest income (000)
Information technology 0.19%
Diebold Nixdorf, Inc. (e)	$196,917	$—	$—	$—	$57,605	$254,522	$—
Consumer discretionary 0.35%
Vail Resorts, Inc.	—	282,830	—	—	(3,687)	279,143	3,104
Domino’s Pizza Group PLC	127,988	—	—	—	(30,826)	97,162	4,363
Puuilo OYJ	60,516	—	—	—	25,325	85,841	3,316
Party City Holdco, Inc. (c)(e)	27,288	—	—	—	(27,288)	— (d)	—
Party City Holdco, Inc. (c)(e)(g)	273	—	—	—	(273)	— (d)	—
						462,146
Utilities 0.00%
Brookfield Infrastructure Partners, LP (s)	946,060	—	236,930	(53,832)	40,257	—	38,966
Communication services 0.00%
Publicis Groupe SA (s)	967,526	425,024	259,445	(9,303)	(132,245)	—	56,867
Materials 0.00%
Venator Materials PLC (c)(e)	36,351	—	—	—	(36,351)	— (d)	—
Total common stocks						878,357
Bonds, notes & other debt instruments 0.12%
Consumer discretionary 0.03%
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (c)(g)(h)(l)	28,337	1,728	—	—	(29,442)	623	1,073
Vail Resorts, Inc. 5.625% 7/15/2030 (g)	—	10,760	—	—	66	10,826	49
Vail Resorts, Inc. 6.50% 5/15/2032 (g)	22,895	—	—	—	121	23,016	1,456
						34,465
Information technology 0.09%
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (g)	—	125,829	6,329	171	6,336	126,007	5,639
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 14.25% 8/11/2028 (g)(i)(t)	215,994	—	212,864	5,637	(8,767)	—	10,290
						126,007
Total bonds, notes & other debt instruments						160,472
Short-term securities 7.03%
Money market investments 7.02%
Capital Group Central Cash Fund 4.33% (q)	7,436,255	18,904,149	16,944,232	295	(859)	9,395,608	355,075
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.33% (q)(r)	1,905	13,596 (u)				15,501	— (v)
Total short-term securities						9,411,109
Total 7.81%				$(57,128)	$(122,930)	$10,449,938	$485,856
Restricted securities (f)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ascent Resources, LLC, Class A (c)	4/25/2016-11/15/2016	$56,848	$54,479	0.04%
Rotech Healthcare, Inc. (a)(c)(e)	11/26/2014	19,660	40,895	0.03
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (i)(j)	9/13/2023	32,793	33,472	0.03
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.428% 9/13/2029 (i)(j)	9/13/2023-6/13/2025	370	372	0.00 (w)

56	The Income Fund of America

Restricted securities (f) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/22/2026) (h)(k)	6/23/2023-6/23/2025	$11,675	$12,374	0.01%
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (13.875% on 6/23/2026) (h)(k)	10/22/2024-6/23/2025	8,888	9,714	0.01
AH Parent, Inc., Class A, 10.50% PIK or 10.00% Cash, perpetual cumulative preferred shares (c)(h)	9/27/2024	17,701	18,516	0.01
Total		$147,935	$169,822	0.13%

(a)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(b)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Security did not produce income during the last 12 months.
(f)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,018,100,000, which represented 11.22% of the net assets of the fund.

(h)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $912,165,000, which represented 0.67% of the net assets of the fund.

(k)	Step bond; coupon rate may change at a later date.
(l)	Scheduled interest and/or principal payment was not received.
(m)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(n)	Represents securities transacted on a TBA basis.
(o)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $121,107,000, which represented 0.09% of the net assets of the fund.
(p)	Index-linked bond whose principal amount moves with a government price index.
(q)	Rate represents the seven-day yield at 7/31/2025.
(r)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(s)	Affiliated issuer during the reporting period but no longer an affiliate at 7/31/2025. Refer to the investment portfolio for the security value at 7/31/2025.
(t)	Affiliated issuer during the reporting period but no longer held at 7/31/2025.
(u)	Represents net activity. Refer to Note 5 for more information on securities lending.
(v)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(w)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAB = Capital Appreciation Bonds
CAD = Canadian dollars
CLO = Collateralized Loan Obligations

CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
EUR = Euros
Fin. = Finance
Fncg. = Financing
FSA = Financial Security Assurance insured
GBP = British pounds
GO = General Obligation

NATL = National Public Finance Guarantee Corp. insured
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

The Income Fund of America	57

Financial statements
Statement of assets and liabilities at July 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value (includes $423,828 of investment securities on loan):
Unaffiliated issuers (cost: $92,237,019)	$124,005,785
Affiliated issuers (cost: $10,501,352)	10,449,938	$134,455,723
Cash		22,759
Cash denominated in currencies other than U.S. dollars (cost: $1,393)		1,393
Bilateral swaps, at value		19,294
Unrealized appreciation on unfunded commitments*		16
Receivables for:
Sales of investments	1,765,460
Sales of fund’s shares	58,651
Dividends and interest	605,295
Securities lending income	349
Variation margin on futures contracts	6,568
Variation margin on centrally cleared swap contracts	212
Other	4,273	2,440,808
		136,939,993
Liabilities:
Collateral for securities on loan		51,734
Bilateral swaps, at value		415
Payables for:
Purchases of investments	2,978,903
Repurchases of fund’s shares	52,371
Investment advisory services	24,045
Services provided by related parties	22,848
Trustees’ deferred compensation	5,723
Variation margin on futures contracts	2,421
Variation margin on centrally cleared swap contracts	75
Other	6,971	3,093,357
Commitments and contingencies*
Net assets at July 31, 2025		$133,794,487
Net assets consist of:
Capital paid in on shares of beneficial interest		$93,017,292
Total distributable earnings (accumulated loss)		40,777,195
Net assets at July 31, 2025		$133,794,487
*
Refer to Note 5 for further information on unfunded commitments.
Refer to the notes to financial statements.

58	The Income Fund of America

Financial statements (continued)
Statement of assets and liabilities at July 31, 2025 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (5,040,114 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$80,221,345	3,020,582	$26.56
Class C	1,247,490	47,831	26.08
Class T	12	— *	26.56
Class F-1	2,069,359	78,205	26.46
Class F-2	15,560,827	586,720	26.52
Class F-3	6,147,588	231,644	26.54
Class 529-A	1,875,394	70,837	26.47
Class 529-C	40,241	1,524	26.41
Class 529-E	52,815	2,004	26.36
Class 529-T	19	1	26.56
Class 529-F-1	16	1	26.46
Class 529-F-2	187,363	7,054	26.56
Class 529-F-3	23	1	26.56
Class R-1	59,987	2,278	26.33
Class R-2	337,883	12,941	26.11
Class R-2E	40,583	1,534	26.45
Class R-3	646,725	24,485	26.41
Class R-4	724,786	27,360	26.49
Class R-5E	216,097	8,154	26.50
Class R-5	211,293	7,956	26.56
Class R-6	24,154,641	909,002	26.57
*
Amount less than one thousand.
Refer to the notes to financial statements.

The Income Fund of America	59

Financial statements (continued)
Statement of operations for the year ended July 31, 2025

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $88,508; also includes $467,349 from affiliates)	$3,343,399
Interest (includes $18,507 from affiliates)	1,859,059
Securities lending income (net of fees)	5,141	$5,207,599
Fees and expenses*:
Investment advisory services	285,375
Distribution services	227,666
Transfer agent services	66,764
Administrative services	38,535
529 plan services	1,140
Reports to shareholders	1,949
Registration statement and prospectus	1,078
Trustees’ compensation	1,228
Auditing and legal	659
Custodian	3,324
Other	199	627,917
Net investment income		4,579,682
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $2,594):
Unaffiliated issuers	7,976,604
Affiliated issuers	(57,128)
Futures contracts	(81,251)
Forward currency contracts	(1,996)
Swap contracts	9,353
Currency transactions	12,812	7,858,394
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $3,060):
Unaffiliated issuers	2,935,593
Affiliated issuers	(122,930)
Futures contracts	(26,811)
Forward currency contracts	(672)
Swap contracts	(3,384)
Currency translations	2,874	2,784,670
Net realized gain (loss) and unrealized appreciation (depreciation)		10,643,064
Net increase (decrease) in net assets resulting from operations		$15,222,746
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

60	The Income Fund of America

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended July 31,
	2025	2024

Operations:
Net investment income	$4,579,682	$4,427,452
Net realized gain (loss)	7,858,394	2,961,710
Net unrealized appreciation (depreciation)	2,784,670	6,327,640
Net increase (decrease) in net assets resulting from operations	15,222,746	13,716,802
Distributions paid to shareholders	(7,811,528)	(4,433,791)
Net capital share transactions	963,617	(4,163,023)
Total increase (decrease) in net assets	8,374,835	5,119,988
Net assets:
Beginning of year	125,419,652	120,299,664
End of year	$133,794,487	$125,419,652
Refer to the notes to financial statements.

The Income Fund of America	61

Notes to financial statements
1. Organization

The Income Fund of America (the "fund") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

62	The Income Fund of America

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

The Income Fund of America	63

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

64	The Income Fund of America

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of July 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$14,096,611	$6,276,403	— *	$20,373,014
Consumer staples	8,496,293	2,082,839	—	10,579,132
Health care	7,243,521	2,170,571	40,895	9,454,987
Information technology	6,504,101	2,156,975	—	8,661,076
Energy	7,604,866	913,328	58,446	8,576,640
Industrials	4,120,266	2,914,901	—	7,035,167
Consumer discretionary	4,779,316	2,103,261	22,381	6,904,958
Utilities	4,973,211	1,173,698	—	6,146,909
Communication services	2,383,936	2,669,542	—	5,053,478
Materials	4,154,915	306,603	— *	4,461,518
Real estate	3,383,828	201,236	—	3,585,064
Preferred securities	293,717	—	23,199	316,916
Rights & warrants	—	—	— *	— *
Convertible stocks	1,229,345	—	—	1,229,345
Convertible bonds & notes	—	20,940	—	20,940
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	21,436,235	80,361	21,516,596
Mortgage-backed obligations	—	5,667,808	19,966	5,687,774
U.S. Treasury bonds & notes	—	2,876,414	—	2,876,414
Asset-backed obligations	—	1,825,267	—	1,825,267
Bonds & notes of governments & government agencies outside the U.S.	—	354,741	—	354,741
Municipals	—	347,948	—	347,948
Short-term securities	9,447,342	497	—	9,447,839
Total	$78,711,268	$55,499,207	$245,248	$134,455,723

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$41,129	$—	$—	$41,129
Unrealized appreciation on bilateral interest rate swaps	—	19,294	—	19,294
Liabilities:
Unrealized depreciation on futures contracts	(15,887)	—	—	(15,887)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5,798)	—	(5,798)
Unrealized depreciation on bilateral interest rate swaps	—	(415)	—	(415)
Unrealized depreciation on centrally cleared credit default swaps	—	(3,376)	—	(3,376)
Total	$25,242	$9,705	$—	$34,947
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

The Income Fund of America	65

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

66	The Income Fund of America

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of July 31, 2025, the total value of securities on loan was $423,828,000, and the total value of collateral received was $433,020,000. Collateral received includes cash of $51,734,000 and U.S. government securities of $381,286,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

The Income Fund of America	67

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of July 31, 2025, the fund’s maximum exposure of unfunded bond commitments was $3,671,000, which would represent less than 0.01% of the net assets of the fund should such commitments become due. Unrealized appreciation of $16,000 is disclosed as unrealized appreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized appreciation on investments in unaffiliated issuers in the fund’s statement of operations.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $7,144,156,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. As of July 31, 2025, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $364,250,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

68	The Income Fund of America

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $1,059,391,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $380,316,000.

The Income Fund of America	69

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, July 31, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$41,129	Unrealized depreciation*	$15,887
Swap (centrally cleared)	Interest	Unrealized appreciation*	—	Unrealized depreciation*	5,798
Swap (bilateral)	Interest	Bilateral swaps, at value	19,294	Bilateral swaps, at value	415
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	3,376
			$60,423		$25,476

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(81,251)	Net unrealized appreciation (depreciation) on futures contracts	$(26,811)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(1,996)	Net unrealized appreciation (depreciation) on forward currency contracts	(672)
Swap	Interest	Net realized gain (loss) on swap contracts	13,495	Net unrealized appreciation (depreciation) on swap contracts	998
Swap	Credit	Net realized gain (loss) on swap contracts	(4,142)	Net unrealized appreciation (depreciation) on swap contracts	(4,382)
			$(73,894)		$(30,867)
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for bilateral swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

70	The Income Fund of America

The following table presents the fund’s bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of July 31, 2025, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$6,738	$ —	$ (6,264)	$ —	$474
Barclays Bank PLC	2,163	—	(2,106)	—	57
Goldman Sachs	10,393	—	—	(10,060)	333
Total	$19,294	$ —	$ (8,370)	$ (10,060)	$864
Liabilities:
BNP Paribas	$415	$ —	$ (294)	$ —	$121
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended July 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended July 31, 2025, the fund recognized $11,785,000 in EU reclaims (net of $309,000 in fees and the effect of realized gain or loss from currency translations) and $3,525,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended July 31, 2025, the fund reclassified $353,422,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

The Income Fund of America	71

As of July 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$1,689,407
Undistributed long-term capital gains	7,575,123
Gross unrealized appreciation on investments	33,956,785
Gross unrealized depreciation on investments	(2,409,670)
Net unrealized appreciation (depreciation) on investments	31,547,115
Cost of investments	102,950,637
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended July 31, 2025			Year ended July 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$3,034,883	$1,682,725	$4,717,608	$2,719,244	$—	$2,719,244
Class C	42,865	29,632	72,497	46,882	—	46,882
Class T	1	— *	1	— *	—	— *
Class F-1	78,461	44,368	122,829	74,260	—	74,260
Class F-2	583,322	305,853	889,175	498,869	—	498,869
Class F-3	241,171	123,523	364,694	204,224	—	204,224
Class 529-A	71,000	39,779	110,779	63,864	—	63,864
Class 529-C	1,335	933	2,268	1,484	—	1,484
Class 529-E	1,912	1,137	3,049	1,787	—	1,787
Class 529-T	1	1	2	1	—	1
Class 529-F-1	1	— *	1	— *	—	— *
Class 529-F-2	6,938	3,583	10,521	5,679	—	5,679
Class 529-F-3	1	— *	1	1	—	1
Class R-1	1,864	1,289	3,153	1,774	—	1,774
Class R-2	10,988	7,624	18,612	10,017	—	10,017
Class R-2E	1,358	863	2,221	1,179	—	1,179
Class R-3	23,042	13,985	37,027	21,338	—	21,338
Class R-4	28,552	16,247	44,799	27,299	—	27,299
Class R-5E	8,207	4,335	12,542	6,926	—	6,926
Class R-5	8,315	4,233	12,548	7,621	—	7,621
Class R-6	919,528	467,673	1,387,201	741,342	—	741,342
Total	$5,063,745	$2,747,783	$7,811,528	$4,433,791	$—	$4,433,791
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.121% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a rate of 2.25% of the fund’s monthly gross income. For the year ended July 31, 2025, the investment advisory services fees were $285,375,000, which were equivalent to an annualized rate of 0.222% of average daily net assets.

72	The Income Fund of America

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of July 31, 2025, unreimbursed expenses subject to reimbursement totaled $7,375,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended July 31, 2025, the 529 plan services fees were $1,140,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

The Income Fund of America	73

For the year ended July 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$195,857	$43,029	$23,503	Not applicable
Class C	13,302	738	399	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	5,081	2,603	616	Not applicable
Class F-2	Not applicable	15,809	4,314	Not applicable
Class F-3	Not applicable	38	1,735	Not applicable
Class 529-A	4,257	932	553	$996
Class 529-C	425	22	13	23
Class 529-E	262	13	16	28
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	58	51	93
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	593	55	18	Not applicable
Class R-2	2,581	1,171	103	Not applicable
Class R-2E	239	80	12	Not applicable
Class R-3	3,221	942	194	Not applicable
Class R-4	1,848	739	222	Not applicable
Class R-5E	Not applicable	306	61	Not applicable
Class R-5	Not applicable	82	61	Not applicable
Class R-6	Not applicable	147	6,664	Not applicable

Total class-specific expenses	$227,666	$66,764	$38,535	$1,140
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,228,000 in the fund’s statement of operations reflects $508,000 in current fees (either paid in cash or deferred) and a net increase of $720,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended July 31, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,180,327,000 and $1,440,480,000, respectively, which generated $381,610,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended July 31, 2025.

74	The Income Fund of America

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2025
Class A	$3,078,104	120,546	$4,611,974	183,230	$(9,498,649)	(372,159)	$(1,808,571)	(68,383)
Class C	145,456	5,790	71,803	2,907	(488,632)	(19,529)	(271,373)	(10,832)
Class T	—	—	—	—	—	—	—	—
Class F-1	62,123	2,432	121,170	4,832	(306,407)	(12,032)	(123,114)	(4,768)
Class F-2	2,846,015	111,346	850,461	33,822	(2,571,360)	(100,977)	1,125,116	44,191
Class F-3	1,019,230	39,857	360,286	14,319	(1,041,111)	(40,810)	338,405	13,366
Class 529-A	150,503	5,910	110,740	4,413	(324,903)	(12,776)	(63,660)	(2,453)
Class 529-C	9,095	358	2,266	91	(21,493)	(849)	(10,132)	(400)
Class 529-E	4,074	162	3,047	122	(11,333)	(447)	(4,212)	(163)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	39,040	1,528	10,520	418	(31,327)	(1,227)	18,233	719
Class 529-F-3	6	— †	1	— †	—	—	7	— †
Class R-1	6,492	256	3,153	126	(15,697)	(620)	(6,052)	(238)
Class R-2	44,731	1,781	18,579	751	(89,300)	(3,547)	(25,990)	(1,015)
Class R-2E	4,816	189	2,221	89	(8,178)	(323)	(1,141)	(45)
Class R-3	84,761	3,338	36,939	1,476	(156,730)	(6,159)	(35,030)	(1,345)
Class R-4	98,103	3,842	44,772	1,783	(215,693)	(8,472)	(72,818)	(2,847)
Class R-5E	29,112	1,144	12,541	499	(33,335)	(1,308)	8,318	335
Class R-5	30,256	1,188	12,504	497	(42,509)	(1,665)	251	20
Class R-6	2,642,809	103,189	1,385,759	55,002	(2,133,190)	(83,369)	1,895,378	74,822
Total net increase (decrease)	$10,294,726	402,856	$7,658,738	304,377	$(16,989,847)	(666,269)	$963,617	40,964
Refer to the end of the table(s) for footnote(s).

The Income Fund of America	75

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2024
Class A	$2,608,897	112,145	$2,651,363	114,841	$(9,460,262)	(407,582)	$(4,200,002)	(180,596)
Class C	114,083	4,989	46,290	2,043	(601,033)	(26,325)	(440,660)	(19,293)
Class T	—	—	—	—	—	—	—	—
Class F-1	40,425	1,730	73,155	3,181	(367,247)	(15,857)	(253,667)	(10,946)
Class F-2	2,266,692	97,532	476,968	20,683	(3,104,250)	(133,578)	(360,590)	(15,363)
Class F-3	873,922	37,475	201,946	8,751	(1,181,783)	(50,860)	(105,915)	(4,634)
Class 529-A	138,683	5,969	63,841	2,773	(313,766)	(13,502)	(111,242)	(4,760)
Class 529-C	9,411	407	1,480	64	(24,336)	(1,050)	(13,445)	(579)
Class 529-E	4,735	205	1,786	78	(10,679)	(462)	(4,158)	(179)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	26,912	1,155	5,676	245	(30,185)	(1,294)	2,403	106
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	9,609	425	1,774	78	(17,197)	(753)	(5,814)	(250)
Class R-2	44,759	1,956	10,013	441	(88,391)	(3,862)	(33,619)	(1,465)
Class R-2E	5,481	240	1,179	52	(6,085)	(262)	575	30
Class R-3	78,776	3,388	21,276	927	(174,328)	(7,524)	(74,276)	(3,209)
Class R-4	81,398	3,497	27,292	1,185	(181,911)	(7,782)	(73,221)	(3,100)
Class R-5E	26,589	1,147	6,926	301	(28,367)	(1,225)	5,148	223
Class R-5	17,779	772	7,591	329	(39,096)	(1,683)	(13,726)	(582)
Class R-6	2,526,715	108,165	740,540	32,022	(1,748,071)	(73,985)	1,519,184	66,202
Total net increase (decrease)	$8,874,866	381,197	$4,339,098	187,994	$(17,376,987)	(747,586)	$(4,163,023)	(178,395)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $70,494,625,000 and $75,237,796,000, respectively, during the year ended July 31, 2025.

76	The Income Fund of America

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
7/31/2025	$25.10	$.89	$2.13	$3.02	$(1.00)	$(.56 )	$(1.56)	$26.56	12.47%	$80,221	.56%	.56%	3.49%
7/31/2024	23.25	.85	1.86	2.71	(.86 )	—	(.86 )	25.10	12.02	77,534.58		.58	3.66
7/31/2023	23.83	.83	.19	1.02	(.78 )	(.82 )	(1.60)	23.25	4.45	76,009.57		.57	3.64
7/31/2022	25.92	.81	(1.18)	(.37 )	(.74 )	(.98 )	(1.72)	23.83	(1.60)	78,105.56		.56	3.23
7/31/2021	21.88	.75	4.04	4.79	(.75 )	—	(.75 )	25.92	22.23	82,740.56		.56	3.11
Class C:
7/31/2025	24.68	.68	2.09	2.77	(.81 )	(.56 )	(1.37)	26.08	11.60	1,247	1.31	1.31	2.72
7/31/2024	22.87	.66	1.83	2.49	(.68 )	—	(.68 )	24.68	11.20	1,448	1.32	1.32	2.91
7/31/2023	23.46	.65	.19	.84	(.61 )	(.82 )	(1.43)	22.87	3.70	1,783	1.32	1.32	2.88
7/31/2022	25.54	.61	(1.16)	(.55 )	(.55 )	(.98 )	(1.53)	23.46	(2.35)	2,236	1.31	1.31	2.46
7/31/2021	21.57	.56	3.98	4.54	(.57 )	—	(.57 )	25.54	21.31	2,803	1.31	1.31	2.37
Class T:
7/31/2025	25.10	.96	2.12	3.08	(1.06)	(.56 )	(1.62)	26.56	12.75 [5]	— [6]	.31 [5]	.31 [5]	3.74 [5]
7/31/2024	23.25	.91	1.86	2.77	(.92 )	—	(.92 )	25.10	12.31 [5]	— [6]	.32 [5]	.32 [5]	3.92 [5]
7/31/2023	23.83	.90	.19	1.09	(.85 )	(.82 )	(1.67)	23.25	4.77 [5]	— [6]	.27 [5]	.27 [5]	3.94 [5]
7/31/2022	25.92	.88	(1.19)	(.31 )	(.80 )	(.98 )	(1.78)	23.83	(1.35)[5]	— [6]	.31 [5]	.31 [5]	3.47 [5]
7/31/2021	21.88	.81	4.04	4.85	(.81 )	—	(.81 )	25.92	22.52 [5]	— [6]	.32 [5]	.32 [5]	3.35 [5]
Class F-1:
7/31/2025	25.01	.87	2.12	2.99	(.98 )	(.56 )	(1.54)	26.46	12.39	2,069.63		.63	3.42
7/31/2024	23.17	.83	1.85	2.68	(.84 )	—	(.84 )	25.01	11.94	2,075.64		.64	3.60
7/31/2023	23.75	.82	.18	1.00	(.76 )	(.82 )	(1.58)	23.17	4.39	2,176.63		.63	3.57
7/31/2022	25.84	.79	(1.18)	(.39 )	(.72 )	(.98 )	(1.70)	23.75	(1.68)	2,353.63		.63	3.15
7/31/2021	21.82	.73	4.03	4.76	(.74 )	—	(.74 )	25.84	22.12	2,683.63		.63	3.06
Class F-2:
7/31/2025	25.07	.94	2.12	3.06	(1.05)	(.56 )	(1.61)	26.52	12.66	15,561.37		.37	3.69
7/31/2024	23.22	.90	1.86	2.76	(.91 )	—	(.91 )	25.07	12.26	13,600.37		.37	3.87
7/31/2023	23.80	.88	.18	1.06	(.82 )	(.82 )	(1.64)	23.22	4.66	12,954.37		.37	3.84
7/31/2022	25.89	.87	(1.19)	(.32 )	(.79 )	(.98 )	(1.77)	23.80	(1.40)	12,656.36		.36	3.44
7/31/2021	21.86	.80	4.03	4.83	(.80 )	—	(.80 )	25.89	22.46	12,303.36		.36	3.31
Class F-3:
7/31/2025	25.08	.97	2.13	3.10	(1.08)	(.56 )	(1.64)	26.54	12.82	6,148.26		.26	3.80
7/31/2024	23.23	.92	1.86	2.78	(.93 )	—	(.93 )	25.08	12.38	5,475.27		.27	3.98
7/31/2023	23.81	.90	.19	1.09	(.85 )	(.82 )	(1.67)	23.23	4.77	5,179.26		.26	3.95
7/31/2022	25.90	.89	(1.18)	(.29 )	(.82 )	(.98 )	(1.80)	23.81	(1.30)	4,840.25		.25	3.54
7/31/2021	21.87	.82	4.04	4.86	(.83 )	—	(.83 )	25.90	22.57	4,717.26		.26	3.42
Class 529-A:
7/31/2025	25.03	.88	2.11	2.99	(.99 )	(.56 )	(1.55)	26.47	12.39	1,875.59		.59	3.46
7/31/2024	23.18	.84	1.86	2.70	(.85 )	—	(.85 )	25.03	12.01	1,834.61		.61	3.63
7/31/2023	23.76	.82	.19	1.01	(.77 )	(.82 )	(1.59)	23.18	4.42	1,809.61		.61	3.60
7/31/2022	25.85	.80	(1.18)	(.38 )	(.73 )	(.98 )	(1.71)	23.76	(1.64)	1,868.59		.59	3.19
7/31/2021	21.83	.74	4.02	4.76	(.74 )	—	(.74 )	25.85	22.14	1,987.60		.60	3.07
Refer to the end of the table(s) for footnote(s).

The Income Fund of America	77

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
7/31/2025	$24.96	$.68	$2.13	$2.81	$(.80 )	$(.56 )	$(1.36)	$26.41	11.57%	$40	1.35%	1.35%	2.68%
7/31/2024	23.12	.66	1.85	2.51	(.67 )	—	(.67 )	24.96	11.19	48	1.36	1.36	2.88
7/31/2023	23.70	.64	.19	.83	(.59 )	(.82 )	(1.41)	23.12	3.62	58	1.38	1.38	2.82
7/31/2022	25.78	.61	(1.18)	(.57 )	(.53 )	(.98 )	(1.51)	23.70	(2.40)	71	1.35	1.35	2.41
7/31/2021	21.76	.56	4.02	4.58	(.56 )	—	(.56 )	25.78	21.26	94	1.33	1.33	2.34
Class 529-E:
7/31/2025	24.92	.82	2.11	2.93	(.93 )	(.56 )	(1.49)	26.36	12.18	53.83		.83	3.22
7/31/2024	23.09	.79	1.84	2.63	(.80 )	—	(.80 )	24.92	11.71	54.84		.84	3.40
7/31/2023	23.67	.76	.19	.95	(.71 )	(.82 )	(1.53)	23.09	4.19	54.85		.85	3.36
7/31/2022	25.76	.74	(1.18)	(.44 )	(.67 )	(.98 )	(1.65)	23.67	(1.89)	58.83		.83	2.95
7/31/2021	21.75	.68	4.02	4.70	(.69 )	—	(.69 )	25.76	21.90	64.83		.83	2.84
Class 529-T:
7/31/2025	25.10	.94	2.13	3.07	(1.05)	(.56 )	(1.61)	26.56	12.69 [5]	— [6]	.37 [5]	.37 [5]	3.69 [5]
7/31/2024	23.25	.90	1.86	2.76	(.91 )	—	(.91 )	25.10	12.25 [5]	— [6]	.37 [5]	.37 [5]	3.88 [5]
7/31/2023	23.83	.89	.18	1.07	(.83 )	(.82 )	(1.65)	23.25	4.71 [5]	— [6]	.33 [5]	.33 [5]	3.88 [5]
7/31/2022	25.92	.87	(1.19)	(.32 )	(.79 )	(.98 )	(1.77)	23.83	(1.39)[5]	— [6]	.35 [5]	.35 [5]	3.44 [5]
7/31/2021	21.88	.80	4.04	4.84	(.80 )	—	(.80 )	25.92	22.47 [5]	— [6]	.36 [5]	.36 [5]	3.31 [5]
Class 529-F-1:
7/31/2025	25.02	.92	2.11	3.03	(1.03)	(.56 )	(1.59)	26.46	12.57 [5]	— [6]	.43 [5]	.43 [5]	3.62 [5]
7/31/2024	23.17	.88	1.86	2.74	(.89 )	—	(.89 )	25.02	12.20 [5]	— [6]	.45 [5]	.45 [5]	3.80 [5]
7/31/2023	23.75	.86	.19	1.05	(.81 )	(.82 )	(1.63)	23.17	4.60 [5]	— [6]	.44 [5]	.44 [5]	3.77 [5]
7/31/2022	25.84	.84	(1.18)	(.34 )	(.77 )	(.98 )	(1.75)	23.75	(1.49)[5]	— [6]	.43 [5]	.43 [5]	3.36 [5]
7/31/2021	21.82	.78	4.03	4.81	(.79 )	—	(.79 )	25.84	22.40 [5]	— [6]	.37 [5]	.37 [5]	3.55 [5]
Class 529-F-2:
7/31/2025	25.10	.95	2.13	3.08	(1.06)	(.56 )	(1.62)	26.56	12.67	187.35		.35	3.72
7/31/2024	23.25	.90	1.86	2.76	(.91 )	—	(.91 )	25.10	12.30	159.36		.36	3.88
7/31/2023	23.83	.89	.18	1.07	(.83 )	(.82 )	(1.65)	23.25	4.68	145.35		.35	3.87
7/31/2022	25.92	.87	(1.19)	(.32 )	(.79 )	(.98 )	(1.77)	23.83	(1.39)	131.35		.35	3.45
7/31/2021[7,8]	21.40	.60	4.54	5.14	(.62 )	—	(.62 )	25.92	24.24 [9]	125	.36 [10]	.36 [10]	3.24 [10]
Class 529-F-3:
7/31/2025	25.10	.97	2.12	3.09	(1.07)	(.56 )	(1.63)	26.56	12.76	— [6]	.31	.31	3.77
7/31/2024	23.25	.91	1.86	2.77	(.92 )	—	(.92 )	25.10	12.31	— [6]	.32	.32	3.92
7/31/2023	23.83	.89	.18	1.07	(.83 )	(.82 )	(1.65)	23.25	4.70	— [6]	.32	.32	3.88
7/31/2022	25.92	.88	(1.19)	(.31 )	(.80 )	(.98 )	(1.78)	23.83	(1.35)	— [6]	.31	.31	3.48
7/31/2021[7,8]	21.40	.60	4.55	5.15	(.63 )	—	(.63 )	25.92	24.28 [9]	— [6]	.38 [10]	.32 [10]	3.28 [10]
Class R-1:
7/31/2025	24.90	.69	2.10	2.79	(.80 )	(.56 )	(1.36)	26.33	11.57	60	1.34	1.34	2.71
7/31/2024	23.07	.67	1.84	2.51	(.68 )	—	(.68 )	24.90	11.15	63	1.35	1.35	2.88
7/31/2023	23.66	.65	.18	.83	(.60 )	(.82 )	(1.42)	23.07	3.63	64	1.35	1.35	2.86
7/31/2022	25.73	.61	(1.16)	(.55 )	(.54 )	(.98 )	(1.52)	23.66	(2.33)	68	1.34	1.34	2.44
7/31/2021	21.73	.56	4.01	4.57	(.57 )	—	(.57 )	25.73	21.26	76	1.34	1.34	2.34
Refer to the end of the table(s) for footnote(s).

78	The Income Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
7/31/2025	$24.70	$.68	$2.09	$2.77	$(.80 )	$(.56 )	$(1.36)	$26.11	11.60%	$338	1.35%	1.35%	2.70%
7/31/2024	22.89	.66	1.83	2.49	(.68 )	—	(.68 )	24.70	11.16	345	1.35	1.35	2.89
7/31/2023	23.49	.64	.18	.82	(.60 )	(.82 )	(1.42)	22.89	3.61	353	1.36	1.36	2.85
7/31/2022	25.57	.61	(1.17)	(.56 )	(.54 )	(.98 )	(1.52)	23.49	(2.38)	369	1.34	1.34	2.44
7/31/2021	21.60	.55	3.99	4.54	(.57 )	—	(.57 )	25.57	21.26	409	1.35	1.35	2.33
Class R-2E:
7/31/2025	25.01	.76	2.11	2.87	(.87 )	(.56 )	(1.43)	26.45	11.88	41	1.06	1.06	2.99
7/31/2024	23.17	.74	1.84	2.58	(.74 )	—	(.74 )	25.01	11.47	40	1.07	1.07	3.17
7/31/2023	23.75	.72	.18	.90	(.66 )	(.82 )	(1.48)	23.17	3.95	36	1.07	1.07	3.14
7/31/2022	25.83	.69	(1.18)	(.49 )	(.61 )	(.98 )	(1.59)	23.75	(2.08)	37	1.05	1.05	2.73
7/31/2021	21.81	.63	4.02	4.65	(.63 )	—	(.63 )	25.83	21.62	39	1.06	1.06	2.62
Class R-3:
7/31/2025	24.97	.80	2.11	2.91	(.91 )	(.56 )	(1.47)	26.41	12.08	647.90		.90	3.15
7/31/2024	23.13	.77	1.85	2.62	(.78 )	—	(.78 )	24.97	11.66	645.91		.91	3.33
7/31/2023	23.72	.75	.18	.93	(.70 )	(.82 )	(1.52)	23.13	4.07	672.91		.91	3.30
7/31/2022	25.80	.72	(1.17)	(.45 )	(.65 )	(.98 )	(1.63)	23.72	(1.92)	729.90		.90	2.88
7/31/2021	21.79	.66	4.02	4.68	(.67 )	—	(.67 )	25.80	21.78	824.90		.90	2.78
Class R-4:
7/31/2025	25.04	.88	2.12	3.00	(.99 )	(.56 )	(1.55)	26.49	12.41	725.61		.61	3.44
7/31/2024	23.19	.84	1.86	2.70	(.85 )	—	(.85 )	25.04	12.01	756.61		.61	3.63
7/31/2023	23.78	.82	.18	1.00	(.77 )	(.82 )	(1.59)	23.19	4.37	772.61		.61	3.60
7/31/2022	25.86	.80	(1.17)	(.37 )	(.73 )	(.98 )	(1.71)	23.78	(1.61)	815.60		.60	3.18
7/31/2021	21.84	.74	4.02	4.76	(.74 )	—	(.74 )	25.86	22.13	940.60		.60	3.07
Class R-5E:
7/31/2025	25.05	.93	2.12	3.05	(1.04)	(.56 )	(1.60)	26.50	12.63	216.41		.41	3.65
7/31/2024	23.20	.89	1.86	2.75	(.90 )	—	(.90 )	25.05	12.22	196.41		.41	3.83
7/31/2023	23.79	.87	.17	1.04	(.81 )	(.82 )	(1.63)	23.20	4.58	176.42		.42	3.80
7/31/2022	25.87	.85	(1.17)	(.32 )	(.78 )	(.98 )	(1.76)	23.79	(1.45)	159.40		.40	3.39
7/31/2021	21.85	.80	4.02	4.82	(.80 )	—	(.80 )	25.87	22.45	162.39		.39	3.25
Class R-5:
7/31/2025	25.10	.96	2.13	3.09	(1.07)	(.56 )	(1.63)	26.56	12.77	211.30		.30	3.76
7/31/2024	23.25	.92	1.85	2.77	(.92 )	—	(.92 )	25.10	12.32	199.31		.31	3.93
7/31/2023	23.83	.89	.18	1.07	(.83 )	(.82 )	(1.65)	23.25	4.72	198.31		.31	3.89
7/31/2022	25.92	.88	(1.18)	(.30 )	(.81 )	(.98 )	(1.79)	23.83	(1.34)	317.30		.30	3.48
7/31/2021	21.88	.81	4.04	4.85	(.81 )	—	(.81 )	25.92	22.55	406.30		.30	3.38
Class R-6:
7/31/2025	25.11	.97	2.13	3.10	(1.08)	(.56 )	(1.64)	26.57	12.81	24,155.26		.26	3.80
7/31/2024	23.26	.93	1.85	2.78	(.93 )	—	(.93 )	25.11	12.36	20,949.27		.27	3.98
7/31/2023	23.84	.90	.19	1.09	(.85 )	(.82 )	(1.67)	23.26	4.77	17,862.26		.26	3.95
7/31/2022	25.93	.89	(1.18)	(.29 )	(.82 )	(.98 )	(1.80)	23.84	(1.29)	16,215.25		.25	3.54
7/31/2021	21.89	.82	4.05	4.87	(.83 )	—	(.83 )	25.93	22.59	16,144.25		.25	3.42
Refer to the end of the table(s) for footnote(s).

The Income Fund of America	79

Financial highlights (continued)

Portfolio turnover rate for all share classes[11,12]	Year ended July 31,
	2025	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	44%	43%	44%	40%	44%
Including mortgage dollar roll transactions	65%	92%	95%	72%	133%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.
[12]	Rates do not include the portfolio activity of Capital Group Central Cash Fund.
Refer to the notes to financial statements.

80	The Income Fund of America

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of The Income Fund of America:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of The Income Fund of America (the “Fund”), including the investment portfolio, as of July 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
September 11, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

The Income Fund of America	81

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended July 31, 2025:
Long-term capital gains	$3,103,426,000
Qualified dividend income	$3,028,662,000
Section 199A dividends	$127,404,000
Section 163(j) interest dividends	$2,141,203,000
Corporate dividends received deduction	$1,822,118,000
U.S. government income that may be exempt from state taxation	$344,412,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

82	The Income Fund of America

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

The Income Fund of America	83

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Income Fund of America

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: September 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: September 30, 2025

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: September 30, 2025